UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02064

IMPAX FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 100, Portsmouth, NH                                                                                03801
(Address of principal executive offices)                                                                                                (Zip code)

Impax Asset Management LLC
30 Penhallow Street, Suite 100, Portsmouth, NH  03801
Attn.:  Edward Farrington
(Name and address of agent for service)

Registrant’s telephone number, including area code:                    800-767-1729

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2026

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders

Fund Overview

This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PAXLX

Impax Large Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	1.00%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$365,228,063
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	25%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	10.3%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.1%
Alphabet, Inc., A	5.7%
Broadcom, Inc.	4.9%
Mastercard, Inc., A	4.2%
Gilead Sciences, Inc.	2.8%
Uber Technologies, Inc.	2.7%
Agilent Technologies, Inc.	2.6%
Waste Connections, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Information Technology
33.7%
Industrials
14.2%
Consumer Discretionary
12.5%
Financials
11.8%
Health Care
10.4%
Communication Services
7.3%
Materials
2.2%
Consumer Staples
2.1%
Utilities
1.9%
Real Estate
1.6%
Other assets and liabilities (net)
2.3%

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
Real Estate	1.6%
Utilities	1.9%
Consumer Staples	2.1%
Materials	2.2%
Communication Services	7.3%
Health Care	10.4%
Financials	11.8%
Consumer Discretionary	12.5%
Industrials	14.2%
Information Technology	33.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
OthersFootnote Reference†	32.3%
Biotechnology	2.8%
Trading Companies & Distributors	2.9%
Banks	3.9%
Financial Services	4.2%
Ground Transportation	4.5%
Interactive Media & Services	5.7%
Broadline Retail	6.0%
Life Sciences Tools & Services	6.1%
Software	10.9%
Semiconductors & Semiconductor Equipment	18.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	93.4%
Foreign Stocks	4.0%
Cash & Cash Equivalents	2.6%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Large Cap Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PAXLX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PXLIX

Impax Large Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$365,228,063
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	25%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	10.3%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.1%
Alphabet, Inc., A	5.7%
Broadcom, Inc.	4.9%
Mastercard, Inc., A	4.2%
Gilead Sciences, Inc.	2.8%
Uber Technologies, Inc.	2.7%
Agilent Technologies, Inc.	2.6%
Waste Connections, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
Real Estate	1.6%
Utilities	1.9%
Consumer Staples	2.1%
Materials	2.2%
Communication Services	7.3%
Health Care	10.4%
Financials	11.8%
Consumer Discretionary	12.5%
Industrials	14.2%
Information Technology	33.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
OthersFootnote Reference†	32.3%
Biotechnology	2.8%
Trading Companies & Distributors	2.9%
Banks	3.9%
Financial Services	4.2%
Ground Transportation	4.5%
Interactive Media & Services	5.7%
Broadline Retail	6.0%
Life Sciences Tools & Services	6.1%
Software	10.9%
Semiconductors & Semiconductor Equipment	18.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	93.4%
Foreign Stocks	4.0%
Cash & Cash Equivalents	2.6%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Large Cap Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PXLIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PXSCX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$63	1.14%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$949,240,211
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	27%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.7%
Ligand Pharmaceuticals, Inc.	4.3%
Pinnacle Financial Partners, Inc.	3.0%
Eastern Bankshares, Inc.	3.0%
Mitek Systems, Inc.	2.9%
Neurocrine Biosciences, Inc.	2.8%
Acadian Asset Management, Inc.	2.6%
Teradata Corp.	2.5%
SI-BONE, Inc.	2.5%
Onto Innovation, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Health Care
23.2%
Information Technology
18.9%
Industrials
18.3%
Financials
17.7%
Consumer Discretionary
9.3%
Consumer Staples
4.7%
Real Estate
3.7%
Materials
1.9%
Communication Services
0.5%
Other assets and liabilities (net)
1.8%

Table Summary
Value	Value
Other assets and liabilities (net)	1.8%
Communication Services	0.5%
Materials	1.9%
Real Estate	3.7%
Consumer Staples	4.7%
Consumer Discretionary	9.3%
Financials	17.7%
Industrials	18.3%
Information Technology	18.9%
Health Care	23.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.9%
OthersFootnote Reference†	34.9%
Hotels, Restaurants & Leisure	4.1%
Machinery	4.4%
Construction & Engineering	4.9%
Communications Equipment	5.0%
Health Care Equipment & Supplies	5.6%
Biotechnology	7.2%
Capital Markets	7.3%
Pharmaceuticals	8.0%
Software	8.2%
Banks	8.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	96.3%
Cash & Cash Equivalents	3.0%
Foreign Stocks	0.7%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PXSCX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Class A | PXSAX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.14%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$949,240,211
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	27%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.7%
Ligand Pharmaceuticals, Inc.	4.3%
Pinnacle Financial Partners, Inc.	3.0%
Eastern Bankshares, Inc.	3.0%
Mitek Systems, Inc.	2.9%
Neurocrine Biosciences, Inc.	2.8%
Acadian Asset Management, Inc.	2.6%
Teradata Corp.	2.5%
SI-BONE, Inc.	2.5%
Onto Innovation, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.8%
Communication Services	0.5%
Materials	1.9%
Real Estate	3.7%
Consumer Staples	4.7%
Consumer Discretionary	9.3%
Financials	17.7%
Industrials	18.3%
Information Technology	18.9%
Health Care	23.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.9%
OthersFootnote Reference†	34.9%
Hotels, Restaurants & Leisure	4.1%
Machinery	4.4%
Construction & Engineering	4.9%
Communications Equipment	5.0%
Health Care Equipment & Supplies	5.6%
Biotechnology	7.2%
Capital Markets	7.3%
Pharmaceuticals	8.0%
Software	8.2%
Banks	8.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	96.3%
Cash & Cash Equivalents	3.0%
Foreign Stocks	0.7%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2026

Class A: PXSAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PXSIX

Impax Small Cap Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$50	0.90%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$949,240,211
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	27%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.7%
Ligand Pharmaceuticals, Inc.	4.3%
Pinnacle Financial Partners, Inc.	3.0%
Eastern Bankshares, Inc.	3.0%
Mitek Systems, Inc.	2.9%
Neurocrine Biosciences, Inc.	2.8%
Acadian Asset Management, Inc.	2.6%
Teradata Corp.	2.5%
SI-BONE, Inc.	2.5%
Onto Innovation, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.8%
Communication Services	0.5%
Materials	1.9%
Real Estate	3.7%
Consumer Staples	4.7%
Consumer Discretionary	9.3%
Financials	17.7%
Industrials	18.3%
Information Technology	18.9%
Health Care	23.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.9%
OthersFootnote Reference†	34.9%
Hotels, Restaurants & Leisure	4.1%
Machinery	4.4%
Construction & Engineering	4.9%
Communications Equipment	5.0%
Health Care Equipment & Supplies	5.6%
Biotechnology	7.2%
Capital Markets	7.3%
Pharmaceuticals	8.0%
Software	8.2%
Banks	8.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	96.3%
Cash & Cash Equivalents	3.0%
Foreign Stocks	0.7%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Small Cap Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PXSIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PXWGX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$38	0.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,086,888,041
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	3.4%
Micron Technology, Inc.	2.7%
Broadcom, Inc.	2.4%
Applied Materials, Inc.	2.4%
Alphabet, Inc., A	2.3%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	2.2%
KLA Corp.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Information Technology
41.2%
Financials
15.6%
Health Care
13.9%
Industrials
6.3%
Communication Services
5.6%
Consumer Discretionary
5.5%
Utilities
3.9%
Materials
3.4%
Real Estate
3.0%
Consumer Staples
0.7%
Other assets and liabilities (net)
0.9%

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
Consumer Staples	0.7%
Real Estate	3.0%
Materials	3.4%
Utilities	3.9%
Consumer Discretionary	5.5%
Communication Services	5.6%
Industrials	6.3%
Health Care	13.9%
Financials	15.6%
Information Technology	41.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference†	31.3%
Chemicals	3.1%
Banks	3.2%
Insurance	3.6%
Financial Services	4.0%
Interactive Media & Services	4.1%
Capital Markets	4.4%
Pharmaceuticals	5.6%
Software	6.9%
Technology Hardware, Storage & Peripherals	7.0%
Semiconductors & Semiconductor Equipment	25.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	99.1%
Cash & Cash Equivalents	0.8%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PXWGX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Material Fund Changes

Management contractually agreed to waive a portion of its management fee. This fee waiver was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Class A | PXGAX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,086,888,041
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	3.4%
Micron Technology, Inc.	2.7%
Broadcom, Inc.	2.4%
Applied Materials, Inc.	2.4%
Alphabet, Inc., A	2.3%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	2.2%
KLA Corp.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
Consumer Staples	0.7%
Real Estate	3.0%
Materials	3.4%
Utilities	3.9%
Consumer Discretionary	5.5%
Communication Services	5.6%
Industrials	6.3%
Health Care	13.9%
Financials	15.6%
Information Technology	41.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference†	31.3%
Chemicals	3.1%
Banks	3.2%
Insurance	3.6%
Financial Services	4.0%
Interactive Media & Services	4.1%
Capital Markets	4.4%
Pharmaceuticals	5.6%
Software	6.9%
Technology Hardware, Storage & Peripherals	7.0%
Semiconductors & Semiconductor Equipment	25.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	99.1%
Cash & Cash Equivalents	0.8%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2026

Class A: PXGAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Material Fund Changes

Management contractually agreed to waive a portion of its management fee. This fee waiver was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PWGIX

Impax US Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$25	0.48%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,086,888,041
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	3.4%
Micron Technology, Inc.	2.7%
Broadcom, Inc.	2.4%
Applied Materials, Inc.	2.4%
Alphabet, Inc., A	2.3%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	2.2%
KLA Corp.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
Consumer Staples	0.7%
Real Estate	3.0%
Materials	3.4%
Utilities	3.9%
Consumer Discretionary	5.5%
Communication Services	5.6%
Industrials	6.3%
Health Care	13.9%
Financials	15.6%
Information Technology	41.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference†	31.3%
Chemicals	3.1%
Banks	3.2%
Insurance	3.6%
Financial Services	4.0%
Interactive Media & Services	4.1%
Capital Markets	4.4%
Pharmaceuticals	5.6%
Software	6.9%
Technology Hardware, Storage & Peripherals	7.0%
Semiconductors & Semiconductor Equipment	25.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	99.1%
Cash & Cash Equivalents	0.8%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax US Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PWGIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Material Fund Changes

Management contractually agreed to waive a portion of its management fee. This fee waiver was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure ETF (the "Fund") (formerly, Impax Global Infrastructure ETF) for the period of January 1, 2026 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

BLDX | NYSE Arca

Impax Global Sustainable Infrastructure ETF

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Impax Global Sustainable Infrastructure ETF	$32	0.61%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$118,496,198
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	29%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Union Pacific Corp.	5.3%
American Water Works Co., Inc.	4.9%
Iberdrola SA	4.5%
Keppel DC REIT	4.0%
National Grid plc	3.9%
NextEra Energy, Inc.	3.5%
Digital Realty Trust, Inc.	3.2%
Deutsche Telekom AG	3.2%
Elia Group SA/NV	3.1%
Veolia Environnement SA	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Utilities
36.1%
Industrials
28.5%
Real Estate
12.0%
Communication Services
11.8%
Information Technology
5.9%
Materials
3.4%
Other assets and liabilities (net)
2.3%

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
Materials	3.4%
Information Technology	5.9%
Communication Services	11.8%
Real Estate	12.0%
Industrials	28.5%
Utilities	36.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
OthersFootnote Reference‡	12.5%
Canada	3.1%
France	3.1%
Belgium	3.1%
China	3.3%
Singapore	4.0%
Taiwan	4.4%
Spain	4.5%
Germany	5.3%
United Kingdom	8.8%
United States	45.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Foreign Stocks	52.0%
U.S. Stocks	46.0%
Cash & Cash Equivalents	2.0%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Sustainable Infrastructure ETF

Semi-annual Shareholder Report

June 30, 2026

BLDX | NYSE Arca

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Material Fund Changes

On September 11, 2025, the Board of Trustees of the Fund approved a proposal to reorganize Impax Global Sustainable Infrastructure Fund (the "Target Fund") with and into Impax Global Infrastructure ETF (the "Acquiring Fund"), a newly organized series of the Trust that operates as an exchange-traded fund ("ETF") (the "Reorganization"). Upon completion of the Reorganization on February 2, 2026, all of the Target Fund's assets were transferred to the Acquiring Fund, and ETF shares of the Acquiring Fund were distributed to the Target Fund's shareholders in complete liquidation of the Target Fund. On October 1, 2025, the Fund's Board approved a name change for the Fund from Impax Global Infrastructure ETF to Impax Global Sustainable Infrastructure ETF. This change became effective on May 1, 2026.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PAXGX

Impax Global Opportunities Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.27%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$96,534,292
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	30%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Mastercard, Inc., A	4.1%
Applied Materials, Inc.	4.0%
Keyence Corp.	3.2%
Linde plc	3.2%
Schneider Electric SE	3.2%
Citizens Financial Group, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Information Technology
34.9%
Financials
21.2%
Industrials
15.5%
Health Care
9.8%
Consumer Discretionary
6.4%
Consumer Staples
3.5%
Materials
3.2%
Utilities
2.1%
Communication Services
1.3%
Other assets and liabilities (net)
2.1%

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
Communication Services	1.3%
Utilities	2.1%
Materials	3.2%
Consumer Staples	3.5%
Consumer Discretionary	6.4%
Health Care	9.8%
Industrials	15.5%
Financials	21.2%
Information Technology	34.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	4.4%
United Kingdom	1.7%
France	2.1%
Spain	2.2%
Bermuda	2.4%
Switzerland	3.6%
Germany	4.1%
Taiwan	4.4%
Netherlands	4.8%
Japan	5.9%
United States	62.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	62.4%
Foreign Stocks	35.8%
Cash & Cash Equivalents	1.8%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Opportunities Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PAXGX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Material Fund Changes

The Adviser had contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceeded the expense caps indicated. The reimbursement arrangement was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.

Prior to May 1, 2026, the management fee was 0.80% for all assets.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PXGOX

Impax Global Opportunities Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$52	1.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$96,534,292
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	30%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Mastercard, Inc., A	4.1%
Applied Materials, Inc.	4.0%
Keyence Corp.	3.2%
Linde plc	3.2%
Schneider Electric SE	3.2%
Citizens Financial Group, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
Communication Services	1.3%
Utilities	2.1%
Materials	3.2%
Consumer Staples	3.5%
Consumer Discretionary	6.4%
Health Care	9.8%
Industrials	15.5%
Financials	21.2%
Information Technology	34.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	4.4%
United Kingdom	1.7%
France	2.1%
Spain	2.2%
Bermuda	2.4%
Switzerland	3.6%
Germany	4.1%
Taiwan	4.4%
Netherlands	4.8%
Japan	5.9%
United States	62.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	62.4%
Foreign Stocks	35.8%
Cash & Cash Equivalents	1.8%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Opportunities Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PXGOX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Material Fund Changes

The Adviser had contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceeded the expense caps indicated. The reimbursement arrangement was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.

Prior to May 1, 2026, the management fee was 0.80% for all assets.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PGRNX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$66	1.20%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,754,264,476
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	46%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
KLA Corp.	4.8%
Microsoft Corp.	4.3%
Waste Connections, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amphenol Corp., A	3.9%
ASML Holding NV	3.6%
Linde plc	3.5%
Schneider Electric SE	3.2%
Veolia Environnement SA	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Digital Infrastructure
30.5%
Energy Management & Efficiency
24.9%
Water Infrastructure & Technologies
12.4%
Resource Efficiency & Waste Management
9.2%
Transport Solutions
8.5%
Environmental Services & Resources
6.8%
Sustainable Food & Agriculture
4.6%
Alternative Energy
1.6%
Other assets and liabilities (net)
1.5%

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
Alternative Energy	1.6%
Sustainable Food & Agriculture	4.6%
Environmental Services & Resources	6.8%
Transport Solutions	8.5%
Resource Efficiency & Waste Management	9.2%
Water Infrastructure & Technologies	12.4%
Energy Management & Efficiency	24.9%
Digital Infrastructure	30.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
OthersFootnote Reference‡	6.7%
Bermuda	1.9%
South Korea	2.5%
Ireland	2.6%
Switzerland	2.6%
Netherlands	3.6%
Germany	3.7%
Taiwan	3.9%
Japan	3.9%
France	6.2%
United States	60.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	60.8%
Foreign Stocks	37.7%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PGRNX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Class A | PXEAX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.20%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,754,264,476
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	46%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
KLA Corp.	4.8%
Microsoft Corp.	4.3%
Waste Connections, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amphenol Corp., A	3.9%
ASML Holding NV	3.6%
Linde plc	3.5%
Schneider Electric SE	3.2%
Veolia Environnement SA	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
Alternative Energy	1.6%
Sustainable Food & Agriculture	4.6%
Environmental Services & Resources	6.8%
Transport Solutions	8.5%
Resource Efficiency & Waste Management	9.2%
Water Infrastructure & Technologies	12.4%
Energy Management & Efficiency	24.9%
Digital Infrastructure	30.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
OthersFootnote Reference‡	6.7%
Bermuda	1.9%
South Korea	2.5%
Ireland	2.6%
Switzerland	2.6%
Netherlands	3.6%
Germany	3.7%
Taiwan	3.9%
Japan	3.9%
France	6.2%
United States	60.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	60.8%
Foreign Stocks	37.7%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2026

Class A: PXEAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PGINX

Impax Global Environmental Markets Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$52	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,754,264,476
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	46%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
KLA Corp.	4.8%
Microsoft Corp.	4.3%
Waste Connections, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amphenol Corp., A	3.9%
ASML Holding NV	3.6%
Linde plc	3.5%
Schneider Electric SE	3.2%
Veolia Environnement SA	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
Alternative Energy	1.6%
Sustainable Food & Agriculture	4.6%
Environmental Services & Resources	6.8%
Transport Solutions	8.5%
Resource Efficiency & Waste Management	9.2%
Water Infrastructure & Technologies	12.4%
Energy Management & Efficiency	24.9%
Digital Infrastructure	30.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
OthersFootnote Reference‡	6.7%
Bermuda	1.9%
South Korea	2.5%
Ireland	2.6%
Switzerland	2.6%
Netherlands	3.6%
Germany	3.7%
Taiwan	3.9%
Japan	3.9%
France	6.2%
United States	60.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	60.8%
Foreign Stocks	37.7%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Environmental Markets Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PGINX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PXINX

Impax International Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$36	0.68%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,869,734,983
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	19%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
ASML Holding NV	4.2%
HSBC Holdings plc	2.6%
Novartis AG	2.4%
Siemens AG	2.2%
ABB Ltd.	2.0%
Tokyo Electron Ltd.	1.9%
Schneider Electric SE	1.9%
Iberdrola SA	1.9%
Sony Group Corp.	1.8%
Infineon Technologies AG	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Financials
28.0%
Industrials
16.7%
Information Technology
15.4%
Health Care
10.5%
Utilities
8.6%
Consumer Staples
5.9%
Consumer Discretionary
5.0%
Communication Services
4.4%
Materials
2.4%
Real Estate
1.4%
Other assets and liabilities (net)
1.7%

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
Real Estate	1.4%
Materials	2.4%
Communication Services	4.4%
Consumer Discretionary	5.0%
Consumer Staples	5.9%
Utilities	8.6%
Health Care	10.5%
Information Technology	15.4%
Industrials	16.7%
Financials	28.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
OthersFootnote Reference‡	10.8%
Spain	4.0%
Switzerland	4.6%
Italy	5.6%
Netherlands	6.2%
Australia	6.4%
United States	6.7%
France	8.1%
Germany	8.7%
United Kingdom	13.8%
Japan	23.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Foreign Stocks	92.4%
U.S. Stocks	6.7%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax International Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PXINX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PXNIX

Impax International Sustainable Economy Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$23	0.43%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,869,734,983
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	19%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
ASML Holding NV	4.2%
HSBC Holdings plc	2.6%
Novartis AG	2.4%
Siemens AG	2.2%
ABB Ltd.	2.0%
Tokyo Electron Ltd.	1.9%
Schneider Electric SE	1.9%
Iberdrola SA	1.9%
Sony Group Corp.	1.8%
Infineon Technologies AG	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
Real Estate	1.4%
Materials	2.4%
Communication Services	4.4%
Consumer Discretionary	5.0%
Consumer Staples	5.9%
Utilities	8.6%
Health Care	10.5%
Information Technology	15.4%
Industrials	16.7%
Financials	28.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
OthersFootnote Reference‡	10.8%
Spain	4.0%
Switzerland	4.6%
Italy	5.6%
Netherlands	6.2%
Australia	6.4%
United States	6.7%
France	8.1%
Germany	8.7%
United Kingdom	13.8%
Japan	23.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Foreign Stocks	92.4%
U.S. Stocks	6.7%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax International Sustainable Economy Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PXNIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PAXBX

Impax Core Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$36	0.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$889,672,149
Total Number of Portfolio Holdings	398
Portfolio Turnover Rate	64%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 5/15/29	6.1%
U.S. Treasury Notes, 3.500%, 1/31/28	6.0%
U.S. Treasury Bonds, 5.000%, 5/15/46	4.6%
U.S. Treasury Notes, 4.125%, 5/31/31	3.5%
U.S. Treasury Bonds, 4.750%, 2/15/56	3.1%
AT&T, Inc., 5.250%, 10/30/36	1.2%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
Bank of America Corp., 5.872%, 9/15/34	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.6%
Morgan Stanley, 5.424%, 7/21/34	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Corporate Bonds 29.8%
Mortgage-Backed Securities 29.7%
U.S. Government and Agency Securities 25.8%
Supranational 5.5%
Asset-Backed Securities 5.4%
Foreign Government and Agency Securities 1.7%
Municipal Bonds 0.7%
Other assets and liabilities (net) 1.4%

Table Summary
Value	Value
Other assets and liabilities (net)	1.4%
Municipal Bonds	0.7%
Foreign Government and Agency Securities	1.7%
Asset-Backed Securities	5.4%
Supranational	5.5%
U.S. Government and Agency Securities	25.8%
Mortgage-Backed Securities	29.7%
Corporate Bonds	29.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
U.S. Government	26.6%
AAA	8.0%
AA	5.0%
A	11.4%
BBB	14.0%
BB or lower	2.7%
N/R (Not Rated)	32.3%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	89.9%
Supranational	5.6%
Foreign Bonds	3.6%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Core Bond Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PAXBX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PXBIX

Impax Core Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$24	0.47%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$889,672,149
Total Number of Portfolio Holdings	398
Portfolio Turnover Rate	64%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 5/15/29	6.1%
U.S. Treasury Notes, 3.500%, 1/31/28	6.0%
U.S. Treasury Bonds, 5.000%, 5/15/46	4.6%
U.S. Treasury Notes, 4.125%, 5/31/31	3.5%
U.S. Treasury Bonds, 4.750%, 2/15/56	3.1%
AT&T, Inc., 5.250%, 10/30/36	1.2%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
Bank of America Corp., 5.872%, 9/15/34	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.6%
Morgan Stanley, 5.424%, 7/21/34	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.4%
Municipal Bonds	0.7%
Foreign Government and Agency Securities	1.7%
Asset-Backed Securities	5.4%
Supranational	5.5%
U.S. Government and Agency Securities	25.8%
Mortgage-Backed Securities	29.7%
Corporate Bonds	29.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
U.S. Government	26.6%
AAA	8.0%
AA	5.0%
A	11.4%
BBB	14.0%
BB or lower	2.7%
N/R (Not Rated)	32.3%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	89.9%
Supranational	5.6%
Foreign Bonds	3.6%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Core Bond Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PXBIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PAXHX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$47	0.93%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$533,611,186
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	44%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	0.9%
Rocket Cos., Inc., 6.375%, 8/01/33	0.9%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Digicel International Finance Ltd. / DIFL US LLC, 8.625%, 8/01/32	0.8%
Humana, Inc., 6.625%, 9/15/56	0.7%
Gray Media, Inc., 9.625%, 7/15/32	0.7%
ATS Corp., 4.125%, 12/15/28	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Media
12.4%
Telecommunications
11.3%
Financial Services
8.8%
Capital Goods
7.4%
Basic Industry
7.0%
Healthcare
6.6%
Services
6.0%
Retail
5.9%
Consumer Goods
5.0%
Technology & Electronics
4.5%
Others†
20.9%
Other assets and liabilities (net)
4.2%

Table Summary
Value	Value
Other assets and liabilities (net)	4.2%
OthersFootnote Reference†	20.9%
Technology & Electronics	4.5%
Consumer Goods	5.0%
Retail	5.9%
Services	6.0%
Healthcare	6.6%
Basic Industry	7.0%
Capital Goods	7.4%
Financial Services	8.8%
Telecommunications	11.3%
Media	12.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
BBB	3.7%
BB or lower	84.5%
N/R (Not Rated)	11.8%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	77.5%
Foreign Bonds	15.8%
Cash & Cash Equivalents	4.1%
Loans	2.5%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PAXHX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Class A | PXHAX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$47	0.93%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$533,611,186
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	44%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	0.9%
Rocket Cos., Inc., 6.375%, 8/01/33	0.9%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Digicel International Finance Ltd. / DIFL US LLC, 8.625%, 8/01/32	0.8%
Humana, Inc., 6.625%, 9/15/56	0.7%
Gray Media, Inc., 9.625%, 7/15/32	0.7%
ATS Corp., 4.125%, 12/15/28	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	4.2%
OthersFootnote Reference†	20.9%
Technology & Electronics	4.5%
Consumer Goods	5.0%
Retail	5.9%
Services	6.0%
Healthcare	6.6%
Basic Industry	7.0%
Capital Goods	7.4%
Financial Services	8.8%
Telecommunications	11.3%
Media	12.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
BBB	3.7%
BB or lower	84.5%
N/R (Not Rated)	11.8%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	77.5%
Foreign Bonds	15.8%
Cash & Cash Equivalents	4.1%
Loans	2.5%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2026

Class A: PXHAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PXHIX

Impax High Yield Bond Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$34	0.68%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$533,611,186
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	44%

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	0.9%
Rocket Cos., Inc., 6.375%, 8/01/33	0.9%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Digicel International Finance Ltd. / DIFL US LLC, 8.625%, 8/01/32	0.8%
Humana, Inc., 6.625%, 9/15/56	0.7%
Gray Media, Inc., 9.625%, 7/15/32	0.7%
ATS Corp., 4.125%, 12/15/28	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	4.2%
OthersFootnote Reference†	20.9%
Technology & Electronics	4.5%
Consumer Goods	5.0%
Retail	5.9%
Services	6.0%
Healthcare	6.6%
Basic Industry	7.0%
Capital Goods	7.4%
Financial Services	8.8%
Telecommunications	11.3%
Media	12.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
BBB	3.7%
BB or lower	84.5%
N/R (Not Rated)	11.8%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	77.5%
Foreign Bonds	15.8%
Cash & Cash Equivalents	4.1%
Loans	2.5%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax High Yield Bond Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PXHIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Investor Class | PAXWX

Impax Sustainable Allocation Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$2,395,788,075
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	22%

Affiliated Investment Companies as of June 30, 2026

Table Summary
Percent of Net Assets
Impax Core Bond Fund	32.4%
Impax US Sustainable Economy Fund	26.0%
Impax Large Cap Fund	10.3%
Impax International Sustainable Economy Fund	8.8%
Impax Small Cap Fund	6.2%
Impax High Yield Bond Fund	5.1%
Impax Global Sustainable Infrastructure ETF	3.0%
Impax Global Environmental Markets Fund	2.3%
Impax Global Opportunities Fund	2.1%

Asset Allocation as of June 30, 2026Footnote Reference ^

- Affiliated Investment Companies 96.1%
- Cash & Cash Equivalents 3.9%

Table Summary
Value	Value
Affiliated Investment Companies	96.1%
Cash & Cash Equivalents	3.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Sustainable Allocation Fund

Semi-annual Shareholder Report

June 30, 2026

Investor Class: PAXWX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Semi-annual Shareholder Report

June 30, 2026

Institutional Class | PAXIX

Impax Sustainable Allocation Fund

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$2,395,788,075
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	22%

Affiliated Investment Companies as of June 30, 2026

Table Summary
Percent of Net Assets
Impax Core Bond Fund	32.4%
Impax US Sustainable Economy Fund	26.0%
Impax Large Cap Fund	10.3%
Impax International Sustainable Economy Fund	8.8%
Impax Small Cap Fund	6.2%
Impax High Yield Bond Fund	5.1%
Impax Global Sustainable Infrastructure ETF	3.0%
Impax Global Environmental Markets Fund	2.3%
Impax Global Opportunities Fund	2.1%

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Affiliated Investment Companies	96.1%
Cash & Cash Equivalents	3.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Sustainable Allocation Fund

Semi-annual Shareholder Report

June 30, 2026

Institutional Class: PAXIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Item 2. Code of Ethics.

This disclosure is not required for the semi-annual report filing.

Item 3. Audit Committee Financial Expert.

This disclosure is not required for the semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

This disclosure is not required for the semi-annual report filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A complete series of schedules of investments is included as a part of the Registrant’s Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

IMPAX LARGE CAP FUND
IMPAX SMALL CAP FUND
IMPAX US SUSTAINABLE ECONOMY FUND
IMPAX GLOBAL SUSTAINABLE INFRASTRUCTURE ETF (formerly
IMPAX GLOBAL INFRASTRUCTURE ETF)
IMPAX GLOBAL OPPORTUNITIES FUND
IMPAX GLOBAL ENVIRONMENTAL MARKETS FUND
IMPAX GLOBAL WOMEN’S LEADERSHIP FUND (formerly IMPAX
ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND)
IMPAX INTERNATIONAL SUSTAINABLE ECONOMY FUND
IMPAX CORE BOND FUND
IMPAX HIGH YIELD BOND FUND
IMPAX SUSTAINABLE ALLOCATION FUND
SEMI-ANNUAL
REPORT
June 30, 2026

www.impaxam.com
Semiannual Report
1
Schedule of Investments (Unaudited)
Impax Large Cap Fund 2
Impax Small Cap Fund 3
Impax US Sustainable Economy Fund 4
Impax Global Sustainable Infrastructure ETF (formerly Impax Global Infrastructure ETF) 6
Impax Global Opportunities Fund 8
Impax Global Environmental Markets Fund 10
Impax Global Women’s Leadership Fund (formerly Impax Ellevate Global Women’s Leadership Fund) 12
Impax International Sustainable Economy Fund 15
Impax Core Bond Fund 19
Impax High Yield Bond Fund 27
Impax Sustainable Allocation Fund 33
Statements of Assets and Liabilities 34
Statements of Operations 39
Statements of Changes in Net Assets 42
Financial Highlights 53
Notes to Financial Statements 78
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. 97
Item 9. Proxy Disclosures for Open-End Management Investment Companies 97
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. 97
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. 97
Account Options and Services 103
For More Information
General Fund Information
800.767.1729
Shareholder Account Information
800.372.7827
Account Inquiries
Impax Funds
P.O. Box 534463
Pittsburgh, PA 15253-4463
Investment Adviser
Impax Asset Management LLC
30 Penhallow Street, Suite 100
Portsmouth, NH 03801
Transfer and Dividend Disbursing Agent
BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 534463
Pittsburgh, PA 15253-4463
Custodian
JP Morgan Chase Bank, N.A.
4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245
Table of Contents

Schedule of Investments (Unaudited), June 30, 2026
Impax Large Cap Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.7%
Communication Services 7.3%
Alphabet, Inc. , A ............ 58,340 $ 20,848,966
a
Netflix, Inc. ................ 83,217 5,941,694
26,790,660
Consumer Discretionary 12.5%
a
Amazon.com, Inc. ........... 92,697 22,093,403
a
Aptiv plc .................. 70,455 4,324,528
a
DoorDash, Inc. , A ........... 33,230 6,131,932
a
On Holding AG , A ........... 156,586 5,546,276
a
Ulta Beauty, Inc. ............ 16,398 7,395,170
45,491,309
Consumer Staples 2.1%
Colgate-Palmolive Co. ....... 82,936 7,603,572
Financials 11.8%
CME Group, Inc. ............ 24,552 5,421,818
Mastercard, Inc. , A .......... 29,569 15,186,638
Pinnacle Financial Partners, Inc. 86,399 8,715,931
Progressive Corp. (The) ...... 37,396 8,169,156
Wells Fargo & Co. ........... 65,665 5,426,556
42,920,099
Health Care 10.4%
Agilent Technologies, Inc. ..... 71,452 9,490,969
a
Boston Scientific Corp. ....... 128,568 5,487,282
Danaher Corp. ............. 45,982 8,758,652
Gilead Sciences, Inc. ........ 79,719 10,071,699
a
Waters Corp. .............. 11,059 4,147,567
37,956,169
Industrials 14.2%
a
Dycom Industries, Inc. ........ 8,987 4,543,737
GE Vernova, Inc. ............ 5,565 6,538,096
a
QXO, Inc. ................. 317,818 5,491,895
a
Uber Technologies, Inc. ....... 137,775 9,941,844
Union Pacific Corp. .......... 23,364 6,355,008
United Rentals, Inc. .......... 4,480 5,075,347
Waste Connections, Inc. ...... 54,869 9,146,114
Xylem, Inc. ................ 41,680 4,926,993
52,019,034
b
Information Technology 33.7%
Apple, Inc. ................ 24,747 7,160,792
Broadcom, Inc. ............. 47,650 17,999,787
KLA Corp. ................. 26,981 8,140,438
Marvell Technology, Inc. ...... 12,123 3,611,320
Microsoft Corp. ............. 65,909 24,585,375
NVIDIA Corp. .............. 186,896 37,396,021
Oracle Corp. ............... 55,591 8,146,861
TE Connectivity plc .......... 45,090 9,090,595
a
Tyler Technologies, Inc. ....... 23,599 6,901,764
123,032,953
Materials 2.2%
Linde plc .................. 15,231 7,903,975
Real Estate 1.6%
Ventas, Inc. , REIT ........... 65,988 5,859,734
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Utilities 1.9%
American Water Works Co., Inc. 53,566 $ 7,048,214
Total Common Stocks
(Cost $ 263,204,523 ) ..............
356,625,719
Money Market 2.6%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 9,614,324 9,614,324
(Cost $9,614,324)
a
Total Investments 100 .3%
(Cost $ 272,818,847 ) .............
$366,240,043
Other Assets, less Liabilities ( 0 .3 ) %
(1,011,980)
Net Assets 100.0% ...............
$365,228,063
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of June 30,
2026.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2026
Impax Small Cap Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.2%
Communication Services 0.5%
a
TechTarget, Inc. ............ 1,238,887 $ 4,459,993
Consumer Discretionary 9.3%
Autoliv, Inc. ................ 60,000 6,970,200
Columbia Sportswear Co. ..... 90,515 5,595,637
a
Dutch Bros, Inc. , A .......... 195,000 14,002,950
Meritage Homes Corp. ....... 106,961 8,968,680
a
Planet Fitness, Inc. , A ........ 194,271 10,135,118
a
Rivian Automotive, Inc. , A ..... 850,000 14,747,500
a
Warby Parker, Inc. , A ......... 425,000 12,894,500
Wyndham Hotels & Resorts, Inc. 180,000 15,157,800
88,472,385
Consumer Staples 4.7%
a
BJ's Wholesale Club Holdings,
Inc. .................... 164,955 14,387,375
a
Freshpet, Inc. .............. 200,000 11,824,000
a
US Foods Holding Corp. ...... 180,000 18,405,000
44,616,375
Financials 17.7%
Acadian Asset Management, Inc. 350,000 25,032,000
Ameris Bancorp ............ 100,000 9,026,000
Cullen/Frost Bankers, Inc. ..... 95,000 14,679,400
Eastern Bankshares, Inc. ..... 1,275,000 28,356,000
Pinnacle Financial Partners, Inc. 285,000 28,750,800
Victory Capital Holdings, Inc. , A . 525,000 44,131,500
Voya Financial, Inc. .......... 200,000 18,106,000
168,081,700
Health Care 23.2%
Bio-Techne Corp. ........... 195,000 13,776,750
a
Crinetics Pharmaceuticals, Inc. . 435,000 16,277,700
a
Cytokinetics, Inc. ............ 165,000 14,056,350
a
Enovis Corp. ............... 424,130 8,779,491
a
Health Catalyst, Inc. ......... 4,000,000 7,960,000
a
Ligand Pharmaceuticals, Inc. ... 130,000 41,091,700
a
Merit Medical Systems, Inc. .... 97,558 6,764,672
a
Neurocrine Biosciences, Inc. ... 160,000 26,965,600
a
Pacira BioSciences, Inc. ...... 750,027 19,028,185
a
Roivant Sciences Ltd. ........ 300,000 10,617,000
a
SI-BONE, Inc. .............. 1,425,010 23,256,163
a
Travere Therapeutics, Inc. ..... 300,000 17,043,000
a
UFP Technologies, Inc. ....... 55,500 14,714,715
220,331,326
Industrials 18.3%
Advanced Drainage Systems, Inc. 56,489 8,866,513
AECOM .................. 172,500 12,040,500
Arcosa, Inc. ............... 136,500 19,832,085
a
Array Technologies, Inc. ...... 1,250,000 9,262,500
a
Casella Waste Systems, Inc. , A . 80,000 7,757,600
a
Dycom Industries, Inc. ........ 28,750 14,535,713
Enpro, Inc. ................ 53,800 20,278,834
a
Gates Industrial Corp. plc ..... 752,713 21,053,383
a
Generac Holdings, Inc. ....... 45,000 13,176,450
a
Lyft, Inc. , A ................ 1,000,000 14,610,000
a
Modine Manufacturing Co. .... 32,000 8,544,640
MSA Safety, Inc. ............ 35,000 6,110,300
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
QXO, Inc. ................. 1,000,000 $ 17,280,000
173,348,518
Information Technology 18.9%
a
8x8, Inc. .................. 2,000,000 3,420,000
A10 Networks, Inc. .......... 410,000 15,317,600
Badger Meter, Inc. ........... 115,500 17,137,890
a
Extreme Networks, Inc. ....... 593,678 19,217,357
a
Harmonic, Inc. ............. 475,000 7,756,750
a
Mitek Systems, Inc. .......... 1,358,524 27,347,088
a
NetScout Systems, Inc. ....... 470,000 20,468,500
a
Onto Innovation, Inc. ......... 59,057 22,350,121
a
Teradata Corp. ............. 684,529 23,718,930
a
Workiva, Inc. , A ............. 162,086 7,862,792
a
Zebra Technologies Corp. , A ... 57,500 15,137,450
179,734,478
Materials 1.9%
Element Solutions, Inc. ....... 366,946 17,521,672
Real Estate 3.7%
Agree Realty Corp. , REIT ..... 260,000 19,692,400
a
National Healthcare Properties,
Inc. , A , REIT ............. 547,518 8,021,139
Terreno Realty Corp. , REIT .... 120,000 7,772,400
35,485,939
Total Common Stocks
(Cost $ 683,003,458 ) ..............
932,052,386
Money Market 3.0%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 28,805,592 28,805,592
(Cost $28,805,592)
a
Total Investments 101 .2%
(Cost $ 711,809,050 ) .............
$960,857,978
Other Assets, less Liabilities ( 1 .2 ) %
(11,617,767)
Net Assets 100.0% ...............
$949,240,211
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of June 30,
2026.
c
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2026
Impax US Sustainable Economy Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.1%
Communication Services 5.6%
Alphabet, Inc. , A ............ 70,472 $ 25,184,579
Alphabet, Inc. , C ............ 54,616 19,297,471
AT&T, Inc. ................. 307,574 6,366,782
Verizon Communications, Inc. .. 248,982 10,541,898
61,390,730
Consumer Discretionary 5.5%
a
Amazon.com, Inc. ........... 83,748 19,960,498
a
Aptiv plc .................. 34,034 2,089,007
Best Buy Co., Inc. ........... 27,595 2,093,909
BorgWarner, Inc. ............ 38,449 2,553,014
a
Deckers Outdoor Corp. ....... 16,983 1,686,242
eBay, Inc. ................. 28,078 3,137,717
General Motors Co. .......... 20,475 1,578,213
Home Depot, Inc. (The) ....... 12,090 4,263,901
Lear Corp. ................ 50,519 6,772,577
Lowe's Cos., Inc. ............ 11,454 2,525,492
Macy's, Inc. ................ 169,357 3,988,357
a
Tesla, Inc. ................. 20,426 8,591,176
59,240,103
Consumer Staples 0.7%
Clorox Co. (The) ............ 23,004 2,195,502
Colgate-Palmolive Co. ....... 22,918 2,101,122
Procter & Gamble Co. (The) ... 14,447 2,118,508
Walmart, Inc. .............. 12,585 1,425,377
7,840,509
Financials 15.6%
Allstate Corp. (The) .......... 10,879 2,588,549
American Express Co. ....... 6,063 2,050,810
Bank of America Corp. ....... 37,840 2,156,123
Bank of New York Mellon Corp.
(The) ................... 53,415 7,724,343
Blackrock, Inc. ............. 1,778 1,709,654
Citigroup, Inc. .............. 117,056 16,383,158
Fifth Third Bancorp .......... 54,911 3,095,333
Hartford Insurance Group, Inc.
(The) ................... 81,973 10,863,062
JPMorgan Chase & Co. ....... 19,376 6,342,346
Lincoln National Corp. ........ 48,957 1,730,630
LPL Financial Holdings, Inc. ... 10,143 2,857,080
Mastercard, Inc. , A .......... 39,483 20,278,469
MetLife, Inc. ............... 75,869 6,419,276
Moody's Corp. .............. 4,421 2,002,359
Nasdaq, Inc. ............... 132,763 10,464,380
PNC Financial Services Group,
Inc. (The) ................ 9,754 2,401,630
Principal Financial Group, Inc. .. 23,119 2,491,766
Progressive Corp. (The) ...... 54,049 11,807,004
Regions Financial Corp. ...... 75,914 2,292,603
S&P Global, Inc. ............ 16,967 6,909,980
State Street Corp. ........... 79,650 13,508,640
Synchrony Financial ......... 24,004 1,825,504
T Rowe Price Group, Inc. ..... 26,457 3,007,896
Travelers Cos., Inc. (The) ..... 5,543 1,829,855
Unum Group ............... 26,177 2,340,224
US Bancorp ............... 28,694 1,733,118
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Visa, Inc. , A ................ 65,587 $ 22,502,244
169,316,036
Health Care 13.9%
Abbott Laboratories .......... 77,054 6,991,880
AbbVie, Inc. ............... 43,138 10,855,246
Agilent Technologies, Inc. ..... 15,224 2,022,204
Amgen, Inc. ............... 18,289 6,622,813
Cencora, Inc. .............. 6,598 1,867,102
a
Centene Corp. ............. 40,624 2,607,655
Cigna Group (The) .......... 50,630 13,957,678
Danaher Corp. ............. 7,954 1,515,078
a
Edwards Lifesciences Corp. ... 34,534 3,123,946
Elevance Health, Inc. ........ 17,070 6,601,481
Eli Lilly & Co. .............. 12,140 14,561,080
GE HealthCare Technologies, Inc. 19,852 1,270,726
Gilead Sciences, Inc. ........ 76,449 9,658,567
a
IDEXX Laboratories, Inc. ...... 10,234 5,387,587
a
Intuitive Surgical, Inc. ........ 3,326 1,322,684
Johnson & Johnson ......... 91,936 23,348,986
Merck & Co., Inc. ........... 148,818 19,123,113
a
Mettler-Toledo International, Inc. 3,343 4,270,716
ResMed, Inc. .............. 7,081 1,379,945
a
Waters Corp. .............. 28,149 10,557,001
Zoetis, Inc. , A .............. 49,307 3,543,201
150,588,689
Industrials 6.3%
AGCO Corp. ............... 16,715 2,000,786
Broadridge Financial Solutions,
Inc. .................... 11,620 1,591,359
Emerson Electric Co. ........ 49,183 7,040,546
Hubbell, Inc. , B ............. 3,186 1,666,915
Lennox International, Inc. ..... 8,732 5,002,999
Owens Corning ............. 12,580 1,999,717
Republic Services, Inc. , A ..... 34,515 7,354,456
Rockwell Automation, Inc. ..... 6,690 3,312,085
Stanley Black & Decker, Inc. ... 25,062 2,358,835
Trane Technologies plc ....... 20,125 9,884,595
Union Pacific Corp. .......... 37,769 10,273,168
Veralto Corp. ............... 31,420 2,786,326
Verisk Analytics, Inc. , A ....... 10,161 1,824,204
WW Grainger, Inc. ........... 6,662 9,062,985
Xylem, Inc. ................ 18,750 2,216,438
68,375,414
b
Information Technology 41.2%
Accenture plc , A ............ 21,748 2,706,321
a
Adobe, Inc. ................ 49,407 10,129,423
a
Advanced Micro Devices, Inc. .. 40,947 23,786,522
Analog Devices, Inc. ......... 24,064 9,557,499
Apple, Inc. ................ 232,284 67,213,698
Applied Materials, Inc. ........ 35,651 25,775,673
a
Autodesk, Inc. .............. 12,736 2,476,133
Broadcom, Inc. ............. 69,799 26,366,572
a
Cadence Design Systems, Inc. . 8,208 3,080,627
Cisco Systems, Inc. ......... 27,846 3,270,791
a
Gartner, Inc. ............... 63,667 8,252,516
Gen Digital, Inc. ............ 76,303 1,899,182

Schedule of Investments (Unaudited)
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
Hewlett Packard Enterprise Co. . 114,105 $ 5,147,277
a
Intel Corp. ................. 117,641 16,426,213
International Business Machines
Corp. ................... 6,489 1,824,772
Intuit, Inc. ................. 4,580 1,195,380
KLA Corp. ................. 75,921 22,906,125
Lam Research Corp. ......... 41,857 18,137,894
Marvell Technology, Inc. ...... 7,684 2,288,987
Micron Technology, Inc. ....... 25,474 29,404,383
Microsoft Corp. ............. 98,727 36,827,145
NetApp, Inc. ............... 18,819 2,912,428
NVIDIA Corp. .............. 443,248 88,689,492
Oracle Corp. ............... 81,744 11,979,583
a
Palo Alto Networks, Inc. ...... 13,633 4,649,126
QUALCOMM, Inc. ........... 84,686 15,649,126
a
ServiceNow, Inc. ............ 28,772 2,856,484
Texas Instruments, Inc. ....... 8,380 2,497,827
447,907,199
Materials 3.4%
Albemarle Corp. ............ 18,325 2,474,425
a
Axalta Coating Systems Ltd. ... 68,480 2,343,386
CRH plc .................. 21,096 2,257,272
Ecolab, Inc. ................ 52,478 14,620,895
Linde plc .................. 27,005 14,013,975
Southern Copper Corp. ....... 8,509 1,482,778
37,192,731
Real Estate 3.0%
a
CBRE Group, Inc. , A ......... 14,668 1,975,633
Equinix, Inc. , REIT .......... 13,339 13,904,440
Prologis, Inc. , REIT .......... 43,743 5,925,864
Rayonier, Inc. , REIT ......... 95,351 2,029,069
Regency Centers Corp. , REIT .. 26,880 2,143,411
SBA Communications Corp. , A ,
REIT ................... 9,986 1,762,130
Ventas, Inc. , REIT ........... 20,351 1,807,169
Weyerhaeuser Co. , REIT ..... 104,967 2,512,910
32,060,626
Utilities 3.9%
American Electric Power Co., Inc. 31,582 4,320,733
American Water Works Co., Inc. 52,401 6,894,924
Consolidated Edison, Inc. ..... 15,238 1,685,780
Edison International ......... 186,560 13,889,392
PG&E Corp. ............... 815,554 13,717,618
WEC Energy Group, Inc. ...... 15,297 1,786,231
42,294,678
Total Common Stocks
(Cost $ 801,858,113 ) ..............
1,076,206,715
a a
Shares/
Principal
a
Value
a a a a a
Money Market 0.8%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 9,121,377 $ 9,121,377
(Cost $9,121,377)
a
Total Investments 99 .9%
(Cost $ 810,979,490 ) .............
$1,085,328,092
Other Assets, less Liabilities 0 .1%
1,559,949
Net Assets 100.0% ...............
$1,086,888,041
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of June 30,
2026.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), June 30, 2026
Impax Global Sustainable Infrastructure ETF
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.7%
Communication Services 11.8%
Deutsche Telekom AG ........ 138,461 $ 3,773,202
Elisa OYJ ................. 83,588 3,508,951
KDDI Corp. ................ 70,184 1,184,877
Tele2 AB , B ................ 147,093 2,558,410
Vodacom Group Ltd. ......... 315,226 2,920,748
13,946,188
a
Industrials 28.5%
Advanced Drainage Systems, Inc. 15,926 2,499,745
AECOM .................. 25,478 1,778,364
Contemporary Amperex
Technology Co. Ltd. , A ...... 40,900 2,368,926
East Japan Railway Co. ...... 99,880 2,093,490
Otis Worldwide Corp. ........ 32,537 2,329,649
Siemens Energy AG ......... 13,087 2,479,242
Tetra Tech, Inc. ............. 104,144 3,008,720
Trane Technologies plc ....... 3,258 1,600,199
Union Pacific Corp. .......... 23,023 6,262,256
Waste Connections, Inc. ...... 19,445 3,241,287
Waste Management, Inc. ...... 11,895 2,651,158
Westinghouse Air Brake
Technologies Corp. ........ 12,972 3,497,251
33,810,287
Information Technology 5.9%
Delta Electronics, Inc. ........ 32,000 1,958,784
Microsoft Corp. ............. 4,765 1,777,440
Taiwan Semiconductor
Manufacturing Co. Ltd. , ADR . 6,718 3,208,315
6,944,539
Materials 3.4%
Linde plc .................. 3,989 2,070,052
Vulcan Materials Co. ......... 6,724 1,983,647
4,053,699
Real Estate 12.0%
American Tower Corp. , REIT ... 12,492 2,043,316
Digital Realty Trust, Inc. , REIT .. 21,243 3,814,818
Keppel DC REIT ............ 2,691,493 4,660,054
Welltower, Inc. , REIT ......... 16,081 3,649,905
14,168,093
a
Utilities 36.1%
American Water Works Co., Inc. 44,524 5,858,468
China Longyuan Power Group
Corp. Ltd. , H ............. 2,354,000 1,500,730
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ................... 423,490 2,447,772
Elia Group SA/NV ........... 23,340 3,728,226
Hydro One Ltd. , Reg S ....... 87,862 3,624,133
Iberdrola SA ............... 211,792 5,285,139
National Grid plc ............ 276,129 4,571,066
NextEra Energy, Inc. ......... 47,646 4,181,890
Ormat Technologies, Inc. ...... 18,896 2,057,774
Severn Trent plc ............ 61,368 2,406,231
SSE plc .................. 108,445 3,504,110
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
a
Utilities (continued)
Veolia Environnement SA ..... 87,916 $ 3,660,501
42,826,040
Total Common Stocks
(Cost $ 97,855,610 ) ...............
115,748,846
Money Market 2.0%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 2,380,635 2,380,635
(Cost $2,380,635)
a
Total Investments 99 .7%
(Cost $ 100,236,245 ) .............
$118,129,481
Other Assets, less Liabilities 0 .3%
366,717
Net Assets 100.0% ...............
$118,496,198
a
Broad industry sectors used for financial reporting.
b
Rate shown represents an annualized 7-day yield as of June 30,
2026.
c
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Sustainable Infrastructure ETF
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Belgium ....................
$ 3,728,226
3.1%
Brazil ......................
2,447,772
2.1%
Canada .....................
3,624,133
3.1%
China ......................
3,869,656
3.3%
Finland .....................
3,508,951
3.0%
France .....................
3,660,501
3.1%
Germany ...................
6,252,444
5.3%
Japan ......................
3,278,367
2.8%
Singapore ...................
4,660,054
4.0%
South Africa .................
2,920,748
2.5%
Spain ......................
5,285,139
4.5%
Sweden ....................
2,558,410
2.1%
Taiwan .....................
5,167,099
4.4%
United Kingdom ..............
10,481,407
8.8%
United States ................
54,305,939
45.6%
Money Market ................
2,380,635
2.0%
Other assets and liabilities (net)
366,717
0.3%
Total $118,496,198 100.0%

Schedule of Investments (Unaudited), June 30, 2026
Impax Global Opportunities Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.9%
Communication Services 1.3%
KDDI Corp. ................ 77,700 $ 1,305,182
Consumer Discretionary 6.4%
a
Aptiv plc .................. 29,466 1,808,623
eBay, Inc. ................. 13,149 1,469,401
a
MercadoLibre, Inc. .......... 899 1,525,954
a
On Holding AG , A ........... 38,130 1,350,564
6,154,542
Consumer Staples 3.5%
Danone SA ................ 24,203 1,978,312
Jeronimo Martins SGPS SA ... 72,886 1,395,920
3,374,232
Financials 21.2%
a
Adyen NV , Reg S ........... 2,308 2,165,175
Banco Bilbao Vizcaya Argentaria
SA ..................... 84,620 2,130,462
Citizens Financial Group, Inc. .. 36,222 2,538,076
HDFC Bank Ltd. , ADR ........ 53,070 1,370,798
London Stock Exchange Group
plc ..................... 15,118 1,634,491
Marsh & McLennan Cos., Inc. .. 11,156 1,859,370
Mastercard, Inc. , A .......... 7,707 3,958,315
Pinnacle Financial Partners, Inc. 24,361 2,457,538
RenaissanceRe Holdings Ltd. .. 7,440 2,357,736
20,471,961
Health Care 9.8%
Alcon AG ................. 18,242 1,230,057
a
Boston Scientific Corp. ....... 32,973 1,407,288
Haleon plc ................ 371,568 1,712,240
Hoya Corp. ................ 8,600 1,387,192
a
Intuitive Surgical, Inc. ........ 4,474 1,779,220
Thermo Fisher Scientific, Inc. .. 3,875 1,942,770
9,458,767
Industrials 15.5%
Cintas Corp. ............... 10,671 1,814,924
Hubbell, Inc. , B ............. 4,486 2,347,075
Schneider Electric SE ........ 9,296 3,041,891
Siemens Energy AG ......... 10,647 2,029,760
Sunbelt Rentals Holdings, Inc. .. 23,709 1,729,533
Veralto Corp. ............... 19,857 1,760,919
Xylem, Inc. ................ 18,777 2,219,629
14,943,731
b
Information Technology 34.9%
Applied Materials, Inc. ........ 5,323 3,848,529
ASML Holding NV ........... 1,244 2,463,339
a
Cadence Design Systems, Inc. . 6,116 2,295,457
Infineon Technologies AG ..... 20,427 1,924,263
Keyence Corp. ............. 6,150 3,108,747
Microsoft Corp. ............. 12,618 4,706,766
NVIDIA Corp. .............. 32,757 6,554,348
a
ServiceNow, Inc. ............ 13,716 1,361,725
Taiwan Semiconductor
Manufacturing Co. Ltd. ...... 54,000 4,260,075
TE Connectivity plc .......... 10,340 2,084,648
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
a
Tyler Technologies, Inc. ....... 3,756 $ 1,098,480
33,706,377
Materials 3.2%
Linde plc .................. 5,891 3,057,075
Utilities 2.1%
American Water Works Co., Inc. 15,376 2,023,174
Total Common Stocks
(Cost $ 70,011,320 ) ...............
94,495,041
Money Market 1.7%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 1,679,260 1,679,260
(Cost $1,679,260)
a
Total Investments 99 .6%
(Cost $ 71,690,580 ) ..............
$96,174,301
Other Assets, less Liabilities 0 .4%
359,991
Net Assets 100.0% ...............
$96,534,292
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of June 30,
2026.
d
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Opportunities Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 2,357,736
2.4%
Brazil ......................
1,525,954
1.6%
France .....................
1,978,313
2.1%
Germany ...................
3,954,023
4.1%
India ......................
1,370,798
1.4%
Japan ......................
5,801,121
5.9%
Netherlands .................
4,628,514
4.8%
Portugal ....................
1,395,920
1.4%
Spain ......................
2,130,462
2.2%
Switzerland ..................
3,435,212
3.6%
Taiwan .....................
4,260,075
4.4%
United Kingdom ..............
1,634,491
1.7%
United States ................
60,022,422
62.3%
Money Market ................
1,679,260
1.7%
Other assets and liabilities (net)
359,991
0.4%
Total $96,534,292 100.0%

Schedule of Investments (Unaudited), June 30, 2026
Impax Global Environmental Markets Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Shares/
Principal a Value
a
Common Stocks 98.5%
ALTERNATIVE ENERGY 1.6%
Renewable Energy Developers & IPPs 1.6%
NextEra Energy, Inc. ........... 318,577 $ 27,961,503
DIGITAL INFRASTRUCTURE 30.5%
Cloud Computing 13.8%
Amphenol Corp. , A ............ 390,303 68,818,225
Microsoft Corp. ............... 204,238 76,184,859
NVIDIA Corp. ................ 486,617 97,367,195
242,370,279
Efficient IT 16.7%
ASML Holding NV ............. 31,573 62,520,095
a
Autodesk, Inc. ................ 106,879 20,779,415
Hoya Corp. .................. 154,200 24,872,673
Marvell Technology, Inc. ........ 112,721 33,578,459
SK hynix, Inc. ................ 24,983 44,084,566
a
Synopsys, Inc. ............... 85,343 38,068,952
Taiwan Semiconductor
Manufacturing Co. Ltd. ........ 877,000 69,186,777
293,090,937
ENERGY MANAGEMENT & EFFICIENCY 24.9%
Buildings Energy Efficiency 2.4%
Sika AG .................... 116,446 24,013,032
Trane Technologies plc ......... 35,269 17,322,722
41,335,754
Industrial Energy Efficiency 10.7%
Air Liquide SA ................ 271,302 53,725,108
Keyence Corp. ............... 88,800 44,887,277
Linde plc .................... 117,331 60,887,749
Spirax Group plc .............. 315,373 28,611,797
188,111,931
Smart & Efficient Grids 11.8%
Hubbell, Inc. , B ............... 58,710 30,717,072
Iberdrola SA ................. 1,061,281 26,414,836
a
Itron, Inc. ................... 326,040 28,212,241
Prysmian SpA ................ 191,688 32,269,373
Schneider Electric SE .......... 169,782 55,557,048
Siemens Energy AG ........... 180,690 34,447,016
207,617,586
ENVIRONMENTAL SERVICES & RESOURCES 6.8%
Environmental Testing & Monitoring 4.9%
Agilent Technologies, Inc. ....... 390,844 51,915,808
Veralto Corp. ................. 374,395 33,201,349
85,117,157
Finance & Investment 1.9%
RenaissanceRe Holdings Ltd. .... 108,128 34,265,763
RESOURCE EFFICIENCY & WASTE MANAGEMENT 9.2%
General Waste Management 4.3%
Waste Connections, Inc. ........ 450,686 75,124,849
Resource Circularity & Efficiency 4.9%
Cintas Corp. ................. 188,312 32,028,105
a
QXO, Inc. ................... 1,178,393 20,362,631
Sunbelt Rentals Holdings, Inc. .... 453,792 33,103,394
85,494,130
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
SUSTAINABLE FOOD & AGRICULTURE 4.6%
Sustainable Agriculture 2.6%
Kerry Group plc , A ............. 485,345 $ 44,521,001
Technology & Logistics 2.0%
Deere & Co. ................. 56,091 35,580,204
TRANSPORT SOLUTIONS 8.5%
Advanced Road Vehicles & Devices 4.9%
a
Aptiv plc .................... 579,492 35,569,219
Infineon Technologies AG ....... 307,670 28,983,113
TE Connectivity plc ............ 106,575 21,486,586
86,038,918
Railways 3.6%
Union Pacific Corp. ............ 150,656 40,978,432
Westinghouse Air Brake
Technologies Corp. .......... 85,179 22,964,258
63,942,690
WATER INFRASTRUCTURE & TECHNOLOGIES 12.4%
Water Distribution & Infrastructure 2.7%
Ferguson Enterprises, Inc. ...... 83,938 20,032,496
Xylem, Inc. .................. 219,975 26,003,245
46,035,741
Water Efficiency 4.8%
KLA Corp. ................... 281,128 84,819,129
Water Utilities 4.9%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ..................... 5,509,582 31,845,384
Veolia Environnement SA ....... 1,321,336 55,061,742
86,907,126
Total Common Stocks
(Cost $ 1,245,958,209 ) .............
1,728,334,698
—
a a a a
Money Market Funds 1.5%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616%
(Cost $ 26,188,543 ) .......... 26,188,543 26,188,543
a
Total Investments 100 .0%
(Cost $ 1,272,146,752 ) .............
$1,754,523,241
d
Other Assets, less Liabilities (0.0) %
(258,765)
Net Assets 100.0% ................
$1,754,264,476
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of June 30,
2026.
c
Institutional Class shares.
d
Rounds to less than 0.05%.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 34,265,763
1.9%
Brazil ......................
31,845,384
1.8%
France .....................
108,786,849
6.2%
Germany ...................
63,430,128
3.7%
Ireland .....................
44,521,001
2.6%
Italy .......................
32,269,373
1.8%
Japan ......................
69,759,951
3.9%
Netherlands .................
62,520,095
3.6%
South Korea .................
44,084,566
2.5%
Spain ......................
26,414,836
1.5%
Switzerland ..................
45,499,618
2.6%
Taiwan .....................
69,186,777
3.9%
United Kingdom ..............
28,611,797
1.6%
United States ................
1,067,138,560
60.9%
Money Market ................
26,188,543
1.5%
Other assets and liabilities (net)
(258,765)
0.0%
*
Total $1,754,264,476 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments (Unaudited), June 30, 2026
Impax Global Women’s Leadership Fund
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 8.5%
Alphabet, Inc. , A ............ 34,870 $ 12,461,492
Alphabet, Inc. , C ............ 24,752 8,745,624
BT Group plc .............. 2,535,385 6,396,211
Deutsche Telekom AG ........ 137,682 3,753,803
Orange SA ................ 285,657 5,387,145
Publicis Groupe SA .......... 49,536 4,895,291
Telstra Group Ltd. ........... 596,188 2,090,754
Vodafone Group plc ......... 4,744,937 6,280,221
Walt Disney Co. (The) ........ 60,075 5,782,219
55,792,760
Consumer Discretionary 10.0%
a
Amazon.com, Inc. ........... 53,614 12,778,361
Aristocrat Leisure Ltd. ........ 127,808 5,416,181
Best Buy Co., Inc. ........... 55,718 4,227,882
a
Deckers Outdoor Corp. ....... 18,100 1,797,149
eBay, Inc. ................. 40,075 4,478,381
Hermes International SCA ..... 2,500 4,571,737
Kering SA ................. 19,470 5,507,417
a
Lululemon Athletica, Inc. ...... 24,662 2,815,907
Marriott International, Inc. , A ... 18,334 6,794,397
Starbucks Corp. ............ 66,879 6,834,365
a
Ulta Beauty, Inc. ............ 7,524 3,393,173
Williams-Sonoma, Inc. ....... 27,886 6,500,227
65,115,177
Consumer Staples 6.1%
Coca-Cola Co. (The) ......... 96,730 7,861,247
Coles Group Ltd. ............ 115,268 1,941,514
Diageo plc ................ 126,063 2,538,921
L'Oreal SA ................ 5,289 2,318,470
Procter & Gamble Co. (The) ... 48,661 7,135,649
Shiseido Co. Ltd. ........... 335,500 5,415,300
Target Corp. ............... 48,197 6,295,010
Woolworths Group Ltd. ....... 222,556 6,149,199
39,655,310
Financials 18.1%
Allianz SE ................. 6,213 2,940,911
American Express Co. ....... 14,705 4,973,966
Amundi SA , Reg S .......... 20,185 1,937,639
Aviva plc .................. 304,847 2,628,327
AXA SA ................... 52,565 2,634,003
Bank of New York Mellon Corp.
(The) ................... 48,386 6,997,099
Canadian Imperial Bank of
Commerce ............... 40,889 4,708,614
Citigroup, Inc. .............. 55,620 7,784,575
DNB Bank ASA ............. 173,853 5,175,996
JPMorgan Chase & Co. ....... 37,053 12,128,559
National Bank of Canada ..... 44,192 6,976,930
NatWest Group plc .......... 268,711 2,371,093
PayPal Holdings, Inc. ........ 38,283 1,653,060
Progressive Corp. (The) ...... 8,133 1,776,654
Prudential Financial, Inc. ...... 53,225 5,744,574
Royal Bank of Canada ....... 31,649 6,553,625
Societe Generale SA ......... 56,139 4,968,872
Standard Chartered plc ....... 257,659 6,967,763
State Street Corp. ........... 39,713 6,735,325
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Sun Life Financial, Inc. ....... 86,584 $ 6,797,905
UniCredit SpA .............. 66,527 5,962,068
Westpac Banking Corp. ....... 221,369 5,393,803
Willis Towers Watson plc ...... 15,544 4,062,735
117,874,096
Health Care 11.5%
AstraZeneca plc ............ 9,482 1,770,330
Bristol-Myers Squibb Co. ...... 101,377 5,841,343
Cardinal Health, Inc. ......... 27,980 6,646,929
Elevance Health, Inc. ........ 17,057 6,596,454
Eli Lilly & Co. .............. 10,098 12,111,844
Gilead Sciences, Inc. ........ 48,534 6,131,785
GSK plc .................. 235,419 6,180,432
a
Intuitive Surgical, Inc. ........ 3,720 1,479,370
Johnson & Johnson ......... 42,421 10,773,661
Koninklijke Philips NV ........ 74,724 2,032,093
Merck & Co., Inc. ........... 55,376 7,115,816
Sanofi SA ................. 19,456 1,663,559
Stryker Corp. .............. 5,352 1,685,024
a
Vertex Pharmaceuticals, Inc. ... 4,134 2,053,482
Zoetis, Inc. , A .............. 37,864 2,720,907
74,803,029
Industrials 8.5%
Canadian National Railway Co. . 20,344 2,427,796
Cie de Saint-Gobain SA ...... 66,202 6,003,355
Cummins, Inc. .............. 10,116 7,214,832
Metso OYJ ................ 329,127 5,723,195
Otis Worldwide Corp. ........ 58,626 4,197,622
Qantas Airways Ltd. ......... 689,362 5,064,941
Schneider Electric SE ........ 23,648 7,738,235
Stantec, Inc. ............... 41,898 2,889,803
Veralto Corp. ............... 55,979 4,964,218
Wolters Kluwer NV .......... 33,397 2,159,439
WW Grainger, Inc. ........... 5,060 6,883,624
55,267,060
b
Information Technology 30.4%
Accenture plc , A ............ 55,833 6,947,858
a
Advanced Micro Devices, Inc. .. 6,501 3,776,496
Apple, Inc. ................ 105,983 30,667,241
a
Autodesk, Inc. .............. 35,023 6,809,172
Broadcom, Inc. ............. 24,868 9,393,887
Cisco Systems, Inc. ......... 81,437 9,565,590
Hewlett Packard Enterprise Co. . 139,585 6,296,679
a
Intel Corp. ................. 76,337 10,658,935
Intuit, Inc. ................. 15,123 3,947,103
Lam Research Corp. ......... 24,586 10,653,851
Micron Technology, Inc. ....... 4,795 5,534,821
Microsoft Corp. ............. 56,827 21,197,608
Nokia OYJ ................ 175,255 2,337,241
NVIDIA Corp. .............. 193,133 38,643,982
Oracle Corp. ............... 28,097 4,117,615
QUALCOMM, Inc. ........... 31,739 5,865,050
Seagate Technology Holdings plc 6,756 6,519,540
a
ServiceNow, Inc. ............ 16,477 1,635,837
a
Synopsys, Inc. ............. 13,777 6,145,506

Schedule of Investments (Unaudited)
Impax Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
a
Twilio, Inc. , A ............... 35,064 $ 7,234,755
197,948,767
Materials 3.4%
Fortescue Ltd. .............. 408,338 5,435,096
Freeport-McMoRan, Inc. ...... 72,471 4,557,701
Newmont Corp. ............. 77,030 7,194,602
Rio Tinto Ltd. .............. 20,319 2,444,779
Yara International ASA ....... 54,600 2,401,190
22,033,368
Utilities 2.2%
American Water Works Co., Inc. 36,861 4,850,170
Edison International ......... 88,794 6,610,713
National Grid plc ............ 198,849 3,279,762
14,740,645
Total Common Stocks
(Cost $ 430,946,913 ) ..............
643,230,212
Money Market 1.1%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 7,362,458 7,362,458
(Cost $7,362,458)
a
Total Investments 99 .8%
(Cost $ 438,309,371 ) .............
$650,592,670
Other Assets, less Liabilities 0 .2%
1,253,090
Net Assets 100.0% ...............
$651,845,760
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of June 30,
2026.
d
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Global Women’s Leadership Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Australia ....................
$ 33,936,267
5.2%
Brazil ......................
2,401,190
0.4%
Canada .....................
30,354,672
4.7%
Finland .....................
8,060,436
1.2%
France .....................
38,223,928
5.9%
Germany ...................
6,694,715
1.0%
Italy .......................
5,962,067
0.9%
Japan ......................
5,415,300
0.8%
Netherlands .................
4,191,533
0.6%
Norway .....................
5,175,996
0.8%
United Kingdom ..............
38,413,060
5.9%
United States ................
464,401,048
71.3%
Money Market ................
7,362,458
1.1%
Other assets and liabilities (net)
1,253,090
0.2%
Total $651,845,760 100.0%

Schedule of Investments (Unaudited), June 30, 2026
Impax International Sustainable Economy Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.3%
Australia 6.4%
ANZ Group Holdings Ltd. ..... 725,013 $ 17,693,508
Aristocrat Leisure Ltd. ........ 370,224 15,689,161
Brambles Ltd. .............. 1,183,284 15,976,804
Coles Group Ltd. ............ 430,396 7,249,365
Commonwealth Bank of Australia 102,073 11,632,675
CSL Ltd. .................. 72,619 5,793,893
Goodman Group , REIT ....... 321,463 6,935,957
QBE Insurance Group Ltd. .... 1,302,611 22,659,103
Scentre Group , REIT ......... 1,282,831 3,419,505
Suncorp Group Ltd. .......... 307,102 4,097,092
Telstra Group Ltd. ........... 1,832,425 6,426,078
Westpac Banking Corp. ....... 124,395 3,030,967
120,604,108
Austria 0.3%
Erste Group Bank AG ........ 39,113 5,234,803
Belgium 0.9%
KBC Group NV ............. 126,898 17,331,944
Denmark 1.6%
Novo Nordisk A/S , B ......... 241,269 11,587,416
a
Orsted A/S , Reg S ........... 548,018 12,319,248
Tryg A/S .................. 233,081 5,305,625
29,212,289
Finland 1.0%
Nokia OYJ ................ 645,067 8,602,762
Sampo OYJ , A ............. 1,029,389 10,810,588
19,413,350
France 8.1%
Air Liquide SA .............. 31,483 6,234,483
AXA SA ................... 591,585 29,643,995
BNP Paribas SA ............ 276,891 32,338,975
Carrefour SA ............... 864,411 16,047,775
Credit Agricole SA ........... 790,956 15,908,564
Dassault Systemes SE ....... 533,632 10,884,633
Hermes International SCA ..... 2,187 3,999,355
Legrand SA ................ 85,619 14,507,654
L'Oreal SA ................ 34,511 15,128,134
Unibail-Rodamco-Westfield , REIT 59,760 6,993,539
151,687,107
Germany 8.7%
Allianz SE ................. 41,553 19,669,032
E.ON SE .................. 171,362 3,523,870
GEA Group AG ............. 155,338 10,666,425
Infineon Technologies AG ..... 348,291 32,809,690
Mercedes-Benz Group AG .... 263,073 13,232,230
Merck KGaA ............... 56,212 9,423,644
Muenchener
Rueckversicherungs-
Gesellschaft AG ........... 30,627 17,103,973
Siemens AG ............... 125,994 40,507,991
Siemens Energy AG ......... 81,571 15,550,819
162,487,674
Hong Kong 1.6%
AIA Group Ltd. ............. 1,867,200 17,094,655
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Hong Kong (continued)
Hong Kong Exchanges &
Clearing Ltd. ............. 166,400 $ 7,742,086
MTR Corp. Ltd. ............. 1,433,999 5,592,674
30,429,415
Ireland 0.4%
AIB Group plc .............. 327,295 3,846,530
Bank of Ireland Group plc ..... 205,472 4,093,613
7,940,143
Israel 1.0%
a
Teva Pharmaceutical Industries
Ltd. , ADR ................ 534,639 18,113,569
Italy 5.6%
BPER Banca SpA ........... 1,067,587 16,772,973
Enel SpA ................. 2,545,791 29,201,212
Generali .................. 540,997 26,375,173
Intesa Sanpaolo SpA ......... 3,399,983 23,369,066
a
Telecom Italia SpA .......... 612,482 5,576,791
UniCredit SpA .............. 38,085 3,413,131
104,708,346
Japan 23.4%
Advantest Corp. ............ 122,500 25,201,735
Astellas Pharma, Inc. ........ 1,507,600 20,166,661
Bridgestone Corp. ........... 137,200 2,892,946
Chugai Pharmaceutical Co. Ltd. 125,400 5,792,628
Daifuku Co. Ltd. ............ 190,100 8,421,440
Daiichi Sankyo Co. Ltd. ....... 1,616,300 25,990,525
FANUC Corp. .............. 86,300 3,973,780
Fujitsu Ltd. ................ 1,003,200 19,933,588
Hitachi Ltd. ................ 1,024,700 28,359,699
Kajima Corp. ............... 101,300 3,692,687
Kao Corp. ................. 1,149,200 22,775,631
KDDI Corp. ................ 1,424,900 23,935,057
Mitsubishi Estate Co. Ltd. ..... 207,600 5,294,048
Mitsubishi UFJ Financial Group,
Inc. .................... 315,000 6,275,724
Mizuho Financial Group, Inc. ... 155,700 7,478,086
Murata Manufacturing Co. Ltd. . 302,200 21,693,369
NEC Corp. ................ 752,400 18,164,672
Nitto Denko Corp. ........... 155,200 3,053,371
Nomura Holdings, Inc. ........ 488,400 4,288,119
Nomura Research Institute Ltd. . 124,000 3,478,695
Obayashi Corp. ............. 151,500 3,061,594
Panasonic Holdings Corp. ..... 301,300 8,476,590
Recruit Holdings Co. Ltd. ..... 455,600 31,700,180
Renesas Electronics Corp. .... 116,700 3,602,395
Sekisui Chemical Co. Ltd. ..... 249,400 3,999,241
SoftBank Corp. ............. 13,807,600 17,631,335
SoftBank Group Corp. ........ 159,400 5,912,671
Sompo Holdings, Inc. ........ 186,000 7,066,193
Sony Group Corp. ........... 1,668,000 33,566,939
Sumitomo Electric Industries Ltd. 171,200 3,176,980
Takeda Pharmaceutical Co. Ltd. 109,500 3,490,274
Tokio Marine Holdings, Inc. .... 140,600 6,182,015
Tokyo Electron Ltd. .......... 75,200 36,461,033
Toyota Motor Corp. .......... 228,800 3,832,973

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
Yokogawa Electric Corp. ...... 254,900 $ 8,958,000
437,980,874
Netherlands 6.2%
ASM International NV ........ 3,461 3,980,086
ASML Holding NV ........... 39,665 78,543,679
ING Groep NV ............. 225,460 7,114,011
Koninklijke Ahold Delhaize NV .. 261,572 10,526,278
Wolters Kluwer NV .......... 238,598 15,427,671
115,591,725
New Zealand 0.2%
Fisher & Paykel Healthcare Corp.
Ltd. .................... 175,658 3,902,144
Norway 0.9%
Norsk Hydro ASA ........... 1,783,402 16,137,619
Portugal 1.1%
EDP SA .................. 3,764,675 19,666,358
Singapore 1.5%
DBS Group Holdings Ltd. ..... 76,100 3,853,309
United Overseas Bank Ltd. .... 807,500 24,866,828
28,720,137
Spain 4.0%
Acciona SA ................ 15,008 4,754,931
ACS Actividades de Construccion
y Servicios SA ............ 23,992 3,528,188
Banco Bilbao Vizcaya Argentaria
SA ..................... 157,398 3,962,779
Banco de Sabadell SA ....... 898,581 3,184,066
Banco Santander SA ......... 440,443 6,113,286
CaixaBank SA .............. 602,308 8,533,601
Endesa SA ................ 205,892 9,354,946
Iberdrola SA ............... 1,396,122 34,748,887
74,180,684
Sweden 0.3%
Assa Abloy AB , B ........... 88,890 3,140,560
Svenska Handelsbanken AB , A . 226,103 3,327,176
6,467,736
Switzerland 4.6%
ABB Ltd. .................. 342,050 37,207,972
Logitech International SA ..... 157,081 14,735,544
SGS SA .................. 58,042 6,730,722
Sika AG .................. 35,559 7,332,836
Sonova Holding AG .......... 47,846 11,355,913
Zurich Insurance Group AG .... 12,414 9,181,803
86,544,790
United Kingdom 13.8%
3i Group plc ............... 176,450 5,802,364
AstraZeneca plc ............ 62,634 11,694,038
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
United Kingdom (continued)
Autotrader Group plc , Reg S ... 544,937 $ 3,608,477
Aviva plc .................. 2,388,484 20,593,011
Barratt Redrow plc .......... 2,067,423 7,710,174
Diageo plc ................ 533,868 10,752,154
GSK plc .................. 799,604 20,991,926
HSBC Holdings plc .......... 2,614,149 49,431,714
J Sainsbury plc ............. 894,444 3,795,669
Legal & General Group plc .... 1,808,225 6,855,649
National Grid plc ............ 1,138,012 18,770,062
Reckitt Benckiser Group plc ... 139,854 9,109,194
RELX plc ................. 561,966 17,760,837
Schroders plc .............. 599,632 4,673,872
Segro plc , REIT ............ 345,503 4,008,046
SSE plc .................. 511,655 16,507,284
Tesco plc ................. 2,356,946 14,368,181
United Utilities Group plc ...... 681,818 11,830,924
Vodafone Group plc ......... 14,549,980 19,257,809
257,521,385
United States 6.7%
Experian plc ............... 171,703 5,787,011
Holcim AG ................ 140,780 12,693,110
Novartis AG ............... 289,316 45,217,896
Roche Holding AG .......... 7,765 3,192,086
Schneider Electric SE ........ 111,154 36,372,455
Swiss Re AG ............... 135,851 21,593,503
124,856,061
Total Common Stocks
(Cost $ 1,369,607,904 ) ............
1,838,732,261
b
Rights 0.0%
b
Spain 0.0%
a
ACS Actividades de Construccion
y Servicios SA , 7/13/26 ..... 23,992 50,358
Total Rights
(Cost $ 51,259 ) ...................
50,358
Total Long Term Investments
(Cost $ 1,369,659,163 ) ............
1,838,782,619
a
Money Market 0.9%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 17,110,066 17,110,066
(Cost $17,110,066)
a
Total Investments 99 .2%
(Cost $ 1,386,769,229 ) ............
$1,855,892,685
Other Assets, less Liabilities 0 .8% .
13,842,298
Net Assets 100.0% ...............
$1,869,734,983

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Non-income producing security.
b
Rounds to less than 0.05%.
c
Rate shown represents an annualized 7-day yield as of June 30,
2026.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Summary Of Investments by Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 82,348,218
4.4%
Consumer Discretionary ........
92,577,349
5.0%
Consumer Staples ............
109,752,381
5.9%
Financials ...................
525,545,182
28.0%
Health Care .................
196,712,612
10.5%
Industrials ...................
312,016,761
16.7%
Information Technology .........
287,049,880
15.4%
Materials ....................
45,451,418
2.4%
Real Estate ..................
26,651,096
1.4%
Utilities .....................
160,677,722
8.6%
Money Market ................
17,110,066
0.9%
Other assets and liabilities (net)
13,842,298
0.8%
Total $1,869,734,983 100.0%

Schedule of Investments (Unaudited), June 30, 2026
Impax Core Bond Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Shares/
Principal
a
Value
a a a a
BONDS: 98.6%
Corporate Bonds 29 .8%
Communication Services 4.0%
Alphabet, Inc. ,
4.700%, 11/15/35 ......... 2,000,000 $ 1,960,228
5.250%, 5/15/55 .......... 1,000,000 935,820
a
APLD ComputeCo LLC , 144A,
9.250%, 12/15/30 .......... 2,000,000 2,158,709
AT&T, Inc. , 5.250%, 10/30/36 ..
10,775,000 10,585,220
a
Black Pearl Compute LLC , 144A,
6.125%, 2/15/31 ........... 1,125,000 1,140,823
Charter Communications
Operating LLC / Charter
Communications Operating
Capital Corp. , 6.100%, 6/01/29 2,000,000 2,049,267
Fox Corp. , 6.500%, 10/13/33 ...
2,000,000 2,129,497
a
Nexstar Media, Inc. , 144A,
6.500%, 9/15/33 ........... 1,000,000 1,000,602
a
Sirius XM Radio LLC , 144A,
4.125%, 7/01/30 ........... 2,000,000 1,883,739
a
Space Exploration Technologies
Corp. , 144A, 5.875%, 7/15/36 1,000,000 987,334
a
SV RNO Property Owner 1 LLC ,
144A, 5.875%, 3/01/31 ...... 1,000,000 986,218
Verizon Communications, Inc. ,
4.750%, 1/15/33 .......... 2,000,000 1,969,574
5.250%, 4/02/35 .......... 2,500,000 2,500,199
4.812%, 3/15/39 .......... 3,500,000 3,257,859
Walt Disney Co. (The) , 4.750%,
9/15/44 ................. 2,500,000 2,247,420
35,792,509
Consumer Discretionary 1.2%
a
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 .... 1,000,000 998,082
144A, 5.875%, 6/01/29 ..... 1,000,000 1,008,213
Amazon.com, Inc. ,
4.550%, 3/13/33 .......... 500,000 492,044
4.350%, 3/20/33 .......... 1,500,000 1,460,540
5.800%, 3/13/56 .......... 1,000,000 994,318
a
Gap, Inc. (The) , 144A, 3.625%,
10/01/29 ................ 1,000,000 942,912
a
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 1,000,000 1,024,028
Lowe's Cos., Inc. ,
4.250%, 3/15/31 .......... 1,250,000 1,225,072
5.750%, 7/01/53 .......... 750,000 736,116
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 472,060
PulteGroup, Inc. , 6.375%, 5/15/33
1,000,000 1,074,299
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 500,170
10,927,854
Consumer Staples 1.1%
a
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 5.500%, 3/31/31 ..... 393,000 384,489
144A, 5.625%, 3/31/32 ..... 1,000,000 967,347
a a
Shares/
Principal
a
Value
a a a a
Consumer Staples (continued)
Anheuser-Busch InBev
Worldwide, Inc. , 8.200%,
1/15/39 ................. 2,250,000 $ 2,827,805
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,188,517
Kraft Heinz Foods Co. , 6.875%,
1/26/39 ................. 1,000,000 1,096,533
Kroger Co. (The) , 6.900%,
4/15/38 ................. 2,000,000 2,245,224
Walmart, Inc. , 4.500%, 9/09/52 .
1,000,000 867,391
9,577,306
Financials 8.6%
a
200 Park Funding Trust , 144A,
5.740%, 2/15/55 ........... 1,000,000 979,352
Aon North America, Inc. , 5.450%,
3/01/34 ................. 2,000,000 2,041,024
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 771,692
3.150%, 6/15/31 .......... 1,000,000 928,041
a
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 1,000,000 1,005,063
Bank of America Corp. ,
5.872% to 9/14/33, FRN
thereafter , 9/15/34 ......... 6,000,000 6,273,350
5.468% to 1/22/34, FRN
thereafter , 1/23/35 ......... 2,000,000 2,039,899
5.875%, 2/07/42 .......... 2,500,000 2,599,050
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 1,000,000 1,045,734
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 985,313
Chubb INA Holdings LLC ,
4.900%, 8/15/35 .......... 1,000,000 986,441
4.350%, 11/03/45 ......... 250,000 214,465
Citizens Financial Group, Inc. ,
6.645% to 4/24/34, FRN
thereafter , 4/25/35 ......... 2,250,000 2,428,388
a
Corebridge Global Funding , 144A,
4.550%, 1/09/31 ........... 1,000,000 984,098
Goldman Sachs Group, Inc. (The) ,
4.516% to 1/20/31, FRN
thereafter , 1/21/32 ......... 2,000,000 1,962,655
5.094% to 4/19/33, FRN
thereafter , 4/20/34 ......... 1,000,000 996,272
Sub. Bond , 5.387% to 2/01/36,
FRN thereafter , 2/02/41 ..... 2,000,000 1,948,956
a
HA Sustainable Infrastructure
Capital, Inc. , 144A, 5.950%,
7/15/33 ................. 1,600,000 1,607,393
HSBC Holdings plc , Junior Sub.
Bond , 7.05% to 12/04/30, FRN
thereafter , Perpetual ....... 1,000,000 1,027,008

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
a
Intesa Sanpaolo SpA , Sub. Bond ,
144A, 4.95% to 5/31/41, FRN
thereafter , 6/01/42 ......... 1,500,000 $ 1,310,096
JPMorgan Chase & Co. ,
4.347% to 1/21/31, FRN
thereafter , 1/22/32 ......... 3,800,000 3,723,416
5.766% to 4/21/34, FRN
thereafter , 4/22/35 ......... 2,500,000 2,601,337
5.294% to 7/21/34, FRN
thereafter , 7/22/35 ......... 3,000,000 3,032,370
Sub. Bond , 5.576% to 7/22/35,
FRN thereafter , 7/23/36 ..... 1,000,000 1,015,612
M&T Bank Corp. , 6.082% to
3/12/31, FRN thereafter , 3/13/32 4,250,000 4,438,473
MetLife, Inc. , Sub. Bond , 5.85% to
3/14/36, FRN thereafter , 3/15/56 1,750,000 1,727,273
Morgan Stanley ,
4.493% to 1/15/31, FRN
thereafter , 1/16/32 ......... 5,000,000 4,903,924
5.424% to 7/20/33, FRN
thereafter , 7/21/34 ......... 5,000,000 5,079,450
Nasdaq, Inc. , 5.350%, 6/28/28 .
1,319,000 1,336,976
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 2,000,000 1,984,016
PNC Financial Services Group,
Inc. (The) , 5.575% to 1/28/35,
FRN thereafter , 1/29/36 ..... 1,300,000 1,333,346
Principal Financial Group, Inc. ,
5.375%, 3/15/33 ........... 1,000,000 1,021,604
Prudential Financial, Inc. , Junior
Sub. Bond , 4.5% to 9/14/27,
FRN thereafter , 9/15/47 ..... 1,000,000 988,318
Travelers Cos., Inc. (The) ,
5.350%, 11/01/40 ......... 1,000,000 999,542
5.450%, 5/25/53 .......... 1,000,000 971,243
5.700%, 7/24/55 .......... 250,000 251,594
a
UBS Group AG , Junior Sub. Bond ,
144A, 7% to 7/07/36, FRN
thereafter , Perpetual ....... 2,000,000 2,022,966
Unum Group , 6.000%, 6/15/54 .
1,000,000 982,945
Wells Fargo & Co. ,
4.844% to 5/19/31, FRN
thereafter , 5/20/32 ......... 889,000 886,185
5.499% to 1/22/34, FRN
thereafter , 1/23/35 ......... 3,250,000 3,313,823
a
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 .......... 987,888 1,019,084
a
WLB Asset VII Pte. Ltd. , 144A,
5.880%, 7/30/29 ........... 925,000 923,943
76,691,730
Health Care 3.0%
AbbVie, Inc. , 5.200%, 3/15/35 ..
2,000,000 2,033,312
Agilent Technologies, Inc. ,
4.750%, 9/09/34 ........... 1,000,000 984,628
Amgen, Inc. ,
4.850%, 2/19/36 .......... 1,000,000 980,050
a a
Shares/
Principal
a
Value
a a a a
Health Care (continued)
Amgen, Inc., (continued)
6.400%, 2/01/39 .......... 2,000,000 $ 2,164,038
Augusta SpinCo Corp. , 5.245%,
3/23/36 ................. 2,700,000 2,703,156
a
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 2,000,000 1,980,065
CVS Health Corp. ,
5.125%, 2/21/30 .......... 1,000,000 1,011,475
4.780%, 3/25/38 .......... 2,000,000 1,875,942
Elevance Health, Inc. ,
4.000%, 9/15/28 .......... 1,000,000 988,826
5.375%, 6/15/34 .......... 1,000,000 1,015,864
5.650%, 6/15/54 .......... 1,000,000 962,316
GE HealthCare Technologies,
Inc. , 5.500%, 6/15/35 ....... 2,000,000 2,033,880
HCA, Inc. ,
5.500%, 3/01/32 .......... 1,500,000 1,533,255
5.000%, 5/15/33 .......... 1,200,000 1,188,099
7.500%, 11/06/33 ......... 1,000,000 1,124,599
a
Horseshoe Funding Trust I , 144A,
6.062%, 2/15/36 ........... 1,000,000 1,016,249
Humana, Inc. , Junior Sub. Bond ,
6.625% to 9/14/31, FRN
thereafter , 9/15/56 ......... 800,000 797,873
a
IQVIA, Inc. , 144A, 5.000%,
10/15/26 ................ 1,000,000 999,962
a
Roche Holdings, Inc. , 144A,
4.075%, 12/02/30 .......... 1,000,000 980,631
26,374,220
Industrials 2.8%
AGCO Corp. , 5.450%, 3/21/27 .
2,000,000 2,011,467
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 512,054
ATI, Inc. , 5.875%, 6/15/33 .....
2,000,000 2,028,974
Burlington Northern Santa Fe
LLC ,
5.750%, 5/01/40 .......... 1,500,000 1,568,098
5.500%, 3/15/55 .......... 250,000 242,956
5.550%, 3/15/56 .......... 750,000 735,043
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 603,765
a
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,000,000 2,029,628
Deere & Co. ,
7.125%, 3/03/31 .......... 1,000,000 1,105,958
5.450%, 1/16/35 .......... 2,500,000 2,585,776
a
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 1,000,000 1,015,871
Howmet Aerospace, Inc. , 5.950%,
2/01/37 ................. 3,000,000 3,184,392
Local Initiatives Support Corp. ,
4.600%, 7/15/26 ........... 500,000 500,094
Nature Conservancy (The) ,
A , 1.861%, 7/01/33 ........ 266,000 213,266
A , 3.957%, 3/01/52 ........ 750,000 589,396

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
Republic Services, Inc. , 6.200%,
3/01/40 ................. 3,500,000 $ 3,792,389
Veralto Corp. , 4.850%, 1/15/32 .
1,200,000 1,198,399
Xylem, Inc. , 5.450%, 6/01/36 ...
889,000 905,962
24,823,488
Information Technology 1.8%
Apple, Inc. , 2.650%, 2/08/51 ...
3,000,000 1,823,451
a
Ciena Corp. , 144A, 4.000%,
1/31/30 ................. 1,000,000 955,084
Cisco Systems, Inc. , 5.900%,
2/15/39 ................. 3,500,000 3,714,692
Hewlett Packard Enterprise Co. ,
4.400%, 10/15/30 .......... 2,500,000 2,455,031
a
Kioxia Holdings Corp. , 144A,
6.250%, 7/24/30 ........... 1,000,000 1,031,774
NVIDIA Corp. , 4.950%, 6/15/36 .
2,000,000 1,983,235
Oracle Corp. , 5.700%, 2/04/36 .
800,000 775,045
Seagate Data Storage Technology
Pte. Ltd. , 5.875%, 7/15/30 ... 2,000,000 2,036,744
Tyco Electronics Group SA ,
7.125%, 10/01/37 .......... 1,500,000 1,720,998
16,496,054
Materials 0.5%
Steel Dynamics, Inc. , 5.250%,
5/15/35 ................. 1,500,000 1,506,264
Vulcan Materials Co. , 4.700%,
3/01/48 ................. 2,991,000 2,631,367
4,137,631
Real Estate 1.6%
American Tower Corp. , 3.700%,
10/15/49 ................ 1,500,000 1,097,615
Brixmor Operating Partnership LP ,
5.375%, 6/15/36 ........... 4,525,000 4,518,360
Century Housing Corp. , 4.150%,
12/15/28 ................ 500,000 494,573
Kimco Realty OP LLC , 4.850%,
3/01/35 ................. 4,500,000 4,408,820
Welltower OP LLC , 6.500%,
3/15/41 ................. 3,199,000 3,551,836
14,071,204
Utilities 5.2%
Ameren Corp. , 5.375%, 3/15/35
1,000,000 1,011,976
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to
3/14/31, FRN thereafter , 3/15/56 1,000,000 994,940
American Water Capital Corp. ,
5.200%, 4/01/36 ........... 2,500,000 2,499,732
Consolidated Edison Co. of New
York, Inc. ,
5.150%, 6/15/36 .......... 1,000,000 997,604
5.875%, 6/15/56 .......... 1,000,000 1,005,988
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
Constellation Energy Generation
LLC ,
3.900%, 1/08/28 .......... 1,000,000 $ 991,716
4.800%, 1/15/32 .......... 1,000,000 991,845
DTE Electric Co. , A , 4.850%,
3/01/36 ................. 1,500,000 1,466,618
DTE Energy Co. , 5.050%,
10/01/35 ................ 1,750,000 1,720,368
Duke Energy Corp. ,
5.450%, 6/15/34 .......... 2,000,000 2,043,603
4.950%, 9/15/35 .......... 1,000,000 979,039
Essential Utilities, Inc. ,
5.250%, 8/15/35 .......... 2,750,000 2,751,025
5.125%, 3/15/36 .......... 917,000 904,322
Eversource Energy , A , Junior Sub.
Bond , 6.1% to 8/14/31, FRN
thereafter , 8/15/56 ......... 1,500,000 1,497,585
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 981,861
a
ITC Holdings Corp. , 144A,
4.875%, 4/15/31 ........... 2,000,000 1,993,221
MidAmerican Energy Co. ,
3.650%, 4/15/29 ........... 1,000,000 977,890
a
Niagara Mohawk Power Corp. ,
144A, 4.647%, 10/03/30 ..... 2,000,000 1,987,470
NiSource, Inc. ,
5.300%, 5/18/36 .......... 2,000,000 2,002,289
Junior Sub. Bond , 6.375%
to 3/30/35, FRN thereafter ,
3/31/55 ................. 1,000,000 1,034,455
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 1,920,553
NSTAR Electric Co. ,
5.200%, 3/01/35 .......... 2,000,000 2,015,677
5.200%, 5/15/36 .......... 500,000 502,263
PG&E Recovery Funding LLC ,
A-2 , 5.256%, 1/15/38 ...... 1,000,000 1,018,253
A-3 , 5.536%, 7/15/47 ...... 1,500,000 1,485,325
PPL Electric Utilities Corp. ,
5.550%, 8/15/55 ........... 750,000 734,195
SCE Recovery Funding LLC ,
A-1 , 4.697%, 6/15/40 ...... 1,928,298 1,902,374
A-2 , 5.112%, 12/15/47 ...... 880,000 820,236
Southern Co. Gas Capital
Corp. , 6.05% to 9/14/31, FRN
thereafter , 9/15/56 ......... 1,000,000 1,001,632
Southern Power Co. , 4.800%,
6/15/31 ................. 1,000,000 997,526
Southwestern Public Service Co. ,
6.000%, 6/01/54 ........... 1,000,000 1,010,772
Union Electric Co. ,
5.250%, 4/15/35 .......... 1,000,000 1,010,909
5.125%, 3/15/55 .......... 1,500,000 1,369,474
5.750%, 9/15/56 .......... 500,000 499,153

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
a
Vistra Operations Co. LLC , 144A,
5.250%, 4/30/33 ........... 889,000 $ 882,716
46,004,605
Total Corporate Bonds
(Cost $ 267,503,200 ) ..............
264,896,601
Foreign Government and Agency Securities 1.7%
a
Caisse d'Amortissement de la
Dette Sociale , 144A, 4.000%,
3/03/33 ................. 3,000,000 2,895,490
Export-Import Bank of Korea ,
3.750%, 1/13/29 ........... 800,000 789,704
a
Kommunalbanken A/S ,
144A, 1.125%, 10/26/26 ..... 1,500,000 1,486,880
144A, 4.125%, 8/29/30 ...... 1,000,000 996,227
144A, 3.750%, 1/14/31 ...... 800,000 783,908
a
Kommuninvest I Sverige AB ,
144A, 4.000%, 11/29/28 ..... 1,000,000 995,377
Kreditanstalt fuer Wiederaufbau ,
4.625%, 3/18/30 ........... 3,000,000 3,046,414
3.750%, 7/15/30 ........... 600,000 590,563
4.125%, 7/22/31 ........... 2,769,000 2,757,771
a
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 882,130
Total Foreign Government and
Agency Securities
(Cost $ 15,494,550 ) ...............
15,224,464
U.S. Government and Agency Securities 25.8%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,976,998
2.020%, 4/01/31 ........... 780,000 701,968
FHLB , 2.000%, 3/25/30 .......
1,666,667 1,536,397
U.S. Treasury Bonds ,
5.000%, 5/15/46 ........... 41,000,000 41,310,703
Index Linked, 1.000%, 2/15/48 1,000,000 961,683
1.875%, 11/15/51 .......... 17,000,000 9,346,016
4.750%, 2/15/56 ........... 28,000,000 27,205,937
U.S. Treasury Notes ,
3.500%, 1/31/28 ........... 54,000,000 53,447,343
3.875%, 5/15/29 ........... 55,000,000 54,581,054
4.125%, 5/31/31 ........... 31,000,000 30,891,016
4.250%, 5/31/33 ........... 3,000,000 2,989,219
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 892,857 859,883
b
FRN, 3.860%, ( 3-month U.S.
Treasury Bill Rate ), 9/15/26 .. 83,333 83,333
1.650%, 4/15/28 ........... 500,000 483,842
1.440%, 4/15/28 ........... 1,000,000 965,157
a a
Shares/
Principal
a
Value
a a a a
U.S. Government and Agency Securities
(continued)
United States International
Development Finance Corp.,
(continued)
3.130%, 4/15/28 ........... 1,000,000 $ 982,729
Total U.S. Government and Agency
Securities
(Cost $ 230,642,805 ) ..............
229,323,278
Asset-Backed Securities 5.4%
Financials 5.4%
a
ALLO Issuer LLC , 2026-1A , A2 ,
144A, 5.607%, 6/20/56 . ..... 1,000,000 1,012,232
a
Aqua Finance Issuer Trust , 2025-
B , A , 144A, 4.790%, 5/17/51 . . 1,450,048 1,442,900
a
CCG Receivables Trust ,
2025-2 , D , 144A, 5.080%,
8/15/34 ................. 1,000,000 989,427
2026-1 , D , 144A, 5.700%,
1/17/34 ................. 1,500,000 1,502,517
a
College Ave Student Loans LLC ,
2024-B , A1A , 144A, 5.690%,
8/25/54 . ................. 1,775,891 1,797,769
a
Compass Datacenters Issuer
II LLC , 2025-2A , A1 , 144A,
4.926%, 11/25/50 . ......... 1,778,000 1,741,994
a
Compass Datacenters Issuer
III LLC , 2026-1A , A21 , 144A,
4.897%, 2/25/56 . .......... 2,667,000 2,637,638
a
Dell Equipment Finance Trust ,
2025-1 , D , 144A, 5.640%,
8/22/31 ................. 2,555,000 2,583,895
2025-2 , D , 144A, 4.830%,
3/22/32 ................. 500,000 496,953
2026-1A , D , 144A, 5.190%,
11/22/32 ................ 1,000,000 997,707
a
Foundation Finance Trust ,
2023-1A , A , 144A, 5.670%,
12/15/43 ................ 1,100,344 1,114,509
2023-2A , A , 144A, 6.530%,
6/15/49 ................. 379,791 390,384
2023-2A , C , 144A, 7.310%,
6/15/49 ................. 1,009,555 1,042,277
2025-2A , A , 144A, 4.670%,
4/15/52 ................. 955,093 947,712
a
GreenSky Home Improvement
Issuer Trust , 2025-3A , C , 144A,
4.860%, 12/27/60 . ......... 2,500,000 2,478,062
a
HPEFS Equipment Trust , 2025-
2A , D , 144A, 4.770%, 5/20/33 . 1,000,000 987,820
a
MetroNet Infrastructure Issuer
LLC ,
2025-2A , A2 , 144A, 5.400%,
8/20/55 ................. 1,000,000 1,003,836
2025-2A , B , 144A, 5.590%,
8/20/55 ................. 1,000,000 997,258
2025-4A , A2 , 144A, 5.163%,
12/20/55 ................ 1,000,000 997,883

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
a
MetroNet Infrastructure Issuer
LLC, (continued)
2026-1A , A2 , 144A, 5.273%,
4/20/56 ................. 1,500,000 $ 1,502,918
a
Mill City Solar Loan Ltd. , 2019-
2GS , A , 144A, 3.690%, 7/20/43 . 341,052 307,897
a
Mosaic Solar Loan Trust ,
2017-2A , A , 144A, 3.820%,
6/22/43 ................. 282,042 265,575
2018-1A , A , 144A, 4.010%,
6/22/43 ................. 756,228 710,819
2020-2A , A , 144A, 1.440%,
8/20/46 ................. 523,830 440,918
2020-2A , C , 144A, 3.000%,
8/20/46 ................. 359,032 308,185
a
Navient Refinance Loan Trust ,
2026-A , A , 144A, 4.500%,
1/18/56 ................. 1,607,651 1,586,466
2026-A , C , 144A, 5.570%,
1/18/56 ................. 1,600,000 1,559,658
2026-B , A , 144A, 5.070%,
6/15/56 ................. 1,778,000 1,779,628
a ,b
OCP CLO Ltd. , 2021-21A , AR ,
144A, FRN , 4.855%, ( 3-month
SOFR + 1.180% ), 1/20/38 . ... 1,000,000 1,002,219
a
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 603,612 503,594
a ,b
Palmer Square CLO Ltd. , 2021-
4A , A1R , 144A, FRN , 4.993%,
( 3-month SOFR + 1.320% ),
7/15/38 . ................. 2,500,000 2,505,545
SBA Small Business Investment
Cos. ,
2023-10B , 1 , 5.688%, 9/10/33 815,658 844,706
2025-10A , 1 , 4.963%, 3/10/35 1,483,242 1,498,409
a
SoFi Consumer Loan Program
Trust , 2026-2 , D , 144A, 5.370%,
3/25/36 . ................. 2,000,000 1,988,263
a
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 720,963 696,513
a
Switch ABS Issuer LLC , 2026-1A ,
A21 , 144A, 5.609%, 3/27/56 . . 2,000,000 2,010,559
a
VB-S1 Issuer LLC ,
2026-1A , C2 , 144A, 4.693%,
3/15/56 ................. 2,250,000 2,201,273
2026-1A , D , 144A, 5.193%,
3/15/56 ................. 1,000,000 983,407
a
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 778,143 762,038
48,621,363
a a a a a
Total Asset-Backed Securities
(Cost $ 49,049,164 ) ...............
48,621,363
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities 29.7%
Commercial Mortgage-Backed Securities 3.4%
a ,b
BX Commercial Mortgage Trust ,
2026-CSMO , A , 144A , FRN,
5.025%, ( 1-month SOFR +
1.400%), 2/15/43 .......... 2,500,000 $ 2,508,910
a ,b
Durst Commercial Mortgage
Trust , 2025-151 , D , 144A , FRN,
7.018%, 8/10/42 ........... 2,750,000 2,833,633
b
FHLMC, Multi-class Certificates ,
2024-P016 , A2 , FRN, 4.769%,
9/25/33 ................. 2,000,000 1,989,582
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG04 , A2 , 1.487%, 11/25/30 . 2,000,000 1,765,651
b
KG07 , A2 , FRN, 3.123%,
8/25/32 ................. 1,750,000 1,619,040
b
KSG4 , A2 , FRN, 3.400%,
8/25/32 ................. 2,000,000 1,873,866
FNMA, ACES ,
b
2018-M13 , A2 , FRN, 3.893%,
9/25/30 ................. 1,122,907 1,095,334
b
2019-M1 , A2 , FRN, 3.679%,
9/25/28 ................. 1,427,588 1,403,320
2019-M9 , A2 , 2.937%, 6/25/29 976,587 942,373
b
2021-M1S , A2 , FRN, 1.413%,
12/25/30 ................ 2,331,989 2,059,673
b
2023-M1S , A2 , FRN, 4.647%,
4/25/33 ................. 2,499,592 2,488,016
GNMA ,
b
2013-101 , AF , FRN, 2.817%,
9/16/50 ................. 180,870 179,218
b
2014-164 , AN , FRN, 3.114%,
3/16/55 ................. 450,242 401,570
2019-H02 , JA , 3.500%,
12/20/68 ................ 2,156,791 2,058,063
a ,b
MAD Commercial Mortgage Trust ,
2025-11MD , B , 144A , FRN,
5.265%, 10/15/42 .......... 2,000,000 1,994,289
a ,b
PLYM Commercial Mortgage
Trust , 2026-IND , B , 144A , FRN,
5.075%, ( 1-month SOFR +
1.450%), 3/15/43 .......... 1,750,000 1,753,165
a
SLG Office Trust , 2021-OVA , A ,
144A , 2.585%, 7/15/41 ...... 1,500,000 1,337,303
a ,b
VRTX Trust , 2025-HQ , C , 144A ,
FRN, 6.119%, 8/05/42 ...... 2,000,000 1,970,920
30,273,926
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.5%
FHLMC Gold Pool, 20 Year ,
3.000%, 3/01/35 ........... 1,692,497 1,602,289
FHLMC Pool, 30 Year , 4.500%,
3/01/49 ................. 2,180,299 2,121,834
FHLMC Pool, 30 Year , 2.500%,
7/01/50 ................. 3,052,864 2,581,314
FHLMC Pool, 30 Year , 2.000%,
2/01/51 ................. 1,956,995 1,598,781

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year , 4.000%,
8/01/51 ................. 2,198,549 $ 2,070,485
FHLMC Pool, 30 Year , 3.000%,
4/01/52 ................. 3,742,027 3,297,097
FHLMC Pool, 30 Year , 4.000%,
8/01/52 ................. 1,968,837 1,857,863
FHLMC Pool, 30 Year , 5.500%,
9/01/52 ................. 3,074,426 3,120,348
FHLMC Pool, 30 Year , 5.500%,
11/01/52 ................ 2,757,543 2,805,170
FHLMC Pool, 30 Year , 5.500%,
3/01/53 ................. 2,074,724 2,106,450
FHLMC Pool, 30 Year , 4.500%,
4/01/53 ................. 1,474,618 1,424,564
FHLMC Pool, 30 Year , 3.000%,
6/01/53 ................. 2,450,196 2,178,737
FHLMC Pool, 30 Year , 6.000%,
6/01/53 ................. 2,083,290 2,153,861
FHLMC Pool, 30 Year , 6.500%,
6/01/53 ................. 1,208,428 1,266,783
FHLMC Pool, 30 Year , 4.500%,
7/01/53 ................. 2,761,771 2,668,027
FHLMC Pool, 30 Year , 5.000%,
8/01/53 ................. 2,550,502 2,520,374
FHLMC Pool, 30 Year , 5.500%,
1/01/54 ................. 2,433,231 2,457,176
FHLMC Pool, 30 Year , 5.000%,
3/01/54 ................. 2,383,482 2,351,330
FHLMC Pool, 30 Year , 5.500%,
4/01/54 ................. 1,579,589 1,592,722
FHLMC Pool, 30 Year , 6.000%,
7/01/54 ................. 828,090 854,868
FHLMC Pool, 30 Year , 5.000%,
10/01/54 ................ 2,662,094 2,640,315
FHLMC Pool, 30 Year , 6.000%,
10/01/54 ................ 1,034,258 1,059,520
FHLMC Pool, 30 Year , 6.000%,
1/01/55 ................. 2,523,203 2,582,908
48,912,816
Federal National Mortgage Association (FNMA) Fixed Rate
12.4%
FNMA, 15 Year , 2.000%, 3/01/36 1,465,420 1,340,054
FNMA, 20 Year , 3.000%, 10/01/36 2,263,984 2,133,635
FNMA, 20 Year , 2.000%, 11/01/40 1,595,049 1,392,937
FNMA, 20 Year , 2.000%, 12/01/40 1,839,451 1,609,477
FNMA, 20 Year , 2.500%, 12/01/40 1,656,503 1,487,888
FNMA, 20 Year , 3.000%, 1/01/42 1,773,918 1,617,098
FNMA, 20 Year , 4.500%, 4/01/46 2,696,733 2,633,998
FNMA, 30 Year , 3.500%, 7/01/43 2,537,239 2,371,332
FNMA, 30 Year , 3.000%, 11/01/46 2,030,144 1,821,747
FNMA, 30 Year , 2.500%, 2/01/47 2,290,372 1,951,433
FNMA, 30 Year , 3.500%, 9/01/49 3,284,165 3,015,084
FNMA, 30 Year , 3.500%, 1/01/50 1,920,941 1,772,246
FNMA, 30 Year , 2.500%, 8/01/50 1,280,420 1,092,582
FNMA, 30 Year , 2.500%, 9/01/50 6,641,133 5,620,600
FNMA, 30 Year , 2.000%, 10/01/50 2,524,119 2,028,413
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA, 30 Year , 1.500%, 11/01/50 1,774,641 $ 1,368,826
FNMA, 30 Year , 2.500%, 11/01/50 1,347,028 1,141,616
FNMA, 30 Year , 2.500%, 12/01/50 1,705,120 1,458,102
FNMA, 30 Year , 1.500%, 1/01/51 3,514,465 2,698,321
FNMA, 30 Year , 2.500%, 1/01/51 1,326,988 1,120,492
FNMA, 30 Year , 2.500%, 5/01/51 1,362,470 1,149,167
FNMA, 30 Year , 2.500%, 7/01/51 6,146,220 5,194,292
FNMA, 30 Year , 2.000%, 9/01/51 2,301,336 1,846,949
FNMA, 30 Year , 2.000%, 10/01/51 2,074,161 1,684,052
FNMA, 30 Year , 2.500%, 11/01/51 2,326,131 1,959,783
FNMA, 30 Year , 2.500%, 2/01/52 2,815,308 2,370,014
FNMA, 30 Year , 3.000%, 4/01/52 5,502,697 4,835,615
FNMA, 30 Year , 3.500%, 4/01/52 5,318,663 4,836,935
FNMA, 30 Year , 3.000%, 6/01/52 2,403,280 2,117,831
FNMA, 30 Year , 3.500%, 6/01/52 2,855,944 2,610,462
FNMA, 30 Year , 3.500%, 7/01/52 2,854,772 2,607,970
FNMA, 30 Year , 4.000%, 7/01/52 5,446,282 5,127,638
FNMA, 30 Year , 4.500%, 7/01/52 2,286,426 2,208,613
FNMA, 30 Year , 4.500%, 8/01/52 2,472,059 2,399,393
FNMA, 30 Year , 5.000%, 9/01/52 1,985,309 1,967,646
FNMA, 30 Year , 4.500%, 10/01/52 2,080,285 2,014,037
FNMA, 30 Year , 3.500%, 4/01/53 2,588,441 2,362,235
FNMA, 30 Year , 5.500%, 5/01/53 2,133,948 2,169,689
FNMA, 30 Year , 4.000%, 6/01/53 2,468,803 2,336,423
FNMA, 30 Year , 4.000%, 7/01/53 2,651,620 2,488,273
FNMA, 30 Year , 4.000%, 2/01/54 3,472,841 3,255,022
FNMA, 30 Year , 6.000%, 2/01/54 2,088,929 2,166,575
FNMA, 30 Year , 5.000%, 11/01/54 3,534,402 3,505,128
FNMA, 30 Year , 4.500%, 12/01/54 2,895,284 2,783,763
FNMA, 30 Year , 5.000%, 1/01/56 2,983,420 2,936,514
FNMA, 30 Year , 5.000%, 3/01/56 1,967,493 1,952,519
110,562,419
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.2%
b
GNMA II , 3.507%, 2/20/74 ..... 2,155,184 1,999,627
Government National Mortgage Association (GNMA) Fixed
Rate 2.4%
GNMA I , 3.020%, 9/15/41 ..... 1,409,201 1,233,756
GNMA II, Single-family, 30 Year ,
3.000%, 10/20/51 .......... 2,739,900 2,437,022
GNMA II, Single-family, 30 Year ,
2.000%, 7/20/52 ........... 2,528,410 2,078,730
GNMA II, Single-family, 30 Year ,
2.500%, 7/20/52 ........... 1,370,802 1,173,949
GNMA II, Single-family, 30 Year ,
2.500%, 8/20/52 ........... 4,124,544 3,544,722
GNMA II, Single-family, 30 Year ,
2.500%, 2/20/53 ........... 3,559,805 3,054,081
GNMA II, Single-family, 30 Year ,
2.500%, 4/20/53 ........... 2,891,988 2,480,252
GNMA II, Single-family, 30 Year ,
3.000%, 6/20/53 ........... 3,841,873 3,430,862

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed
Rate (continued)
GNMA II, Single-family, 30 Year ,
3.000%, 7/20/53 ........... 2,163,831 $ 1,931,691
21,365,065
Residential Mortgage-Backed Securities 5.8%
a
Angel Oak Mortgage Trust ,
b
2022-2 , A1 , 144A , FRN,
4.076%, 1/25/67 ........... 1,268,659 1,199,516
2022-5 , A1 , 144A , 4.500%,
5/25/67 ................. 1,295,892 1,294,423
b
2026-3 , A1 , 144A , FRN,
5.512%, 6/25/71 ........... 3,000,000 3,003,232
a
AOMT, Inc. , 2024-6 , A3 , 144A ,
4.650%, 11/25/67 .......... 1,592,923 1,559,895
a
Brean Asset-Backed Securities
Trust , 2026-RM14 , A1 , 144A ,
4.250%, 1/25/66 ........... 2,000,000 1,930,931
a ,b
COLT Mortgage Loan Trust , 2026-
3 , A1 , 144A , FRN, 5.119%,
5/25/71 ................. 1,487,864 1,478,219
a ,b
FARM Mortgage Trust ,
2024-1 , A , 144A , FRN, 4.676%,
10/01/53 ................ 1,616,777 1,512,587
2024-2 , A , 144A , FRN, 5.155%,
8/01/54 ................. 1,219,663 1,118,795
2025-1 , A , 144A , FRN, 5.220%,
8/01/55 ................. 930,498 885,753
2025-2 , A , 144A , FRN, 5.290%,
9/25/54 ................. 1,812,390 1,733,123
a ,b
FHLMC STACR REMIC Trust ,
2020-HQA2 , M2 , 144A , FRN,
6.842%, ( 30-day SOFR Average
+ 3.214%), 3/25/50 ........ 471,521 480,153
2024-DNA1 , A1 , 144A , FRN,
4.978%, ( 30-day SOFR Average
+ 1.350%), 2/25/44 ........ 1,075,230 1,079,170
2024-DNA2 , M1 , 144A , FRN,
4.828%, ( 30-day SOFR Average
+ 1.200%), 5/25/44 ........ 633,190 633,903
2025-DNA1 , A1 , 144A , FRN,
4.578%, ( 30-day SOFR Average
+ 0.950%), 1/25/45 ........ 644,000 644,779
a ,b
FNMA Connecticut Avenue
Securities Trust ,
2021-R01 , 1B1 , 144A , FRN,
6.728%, ( 30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,249,000 1,257,304
2023-R06 , 1M1 , 144A , FRN,
5.328%, ( 30-day SOFR Average
+ 1.700%), 7/25/43 ........ 354,562 355,287
2025-R02 , 1A1 , 144A , FRN,
4.628%, ( 30-day SOFR Average
+ 1.000%), 2/25/45 ........ 844,747 846,109
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
a ,b
J.P. Morgan Mortgage Trust ,
2022-7 , B2 , 144A , FRN,
3.694%, 12/25/52 .......... 2,695,840 $ 2,339,507
2023-2 , B3 , 144A , FRN,
5.520%, 7/25/53 ........... 1,401,012 1,336,139
a ,b
New Residential Mortgage Loan
Trust , 2019-2A , B5A , 144A ,
FRN, 4.181%, 12/25/57 ..... 2,101,529 1,958,835
a
OBX Trust ,
b
2025-NQM13 , A1 , 144A , FRN,
5.441%, 5/25/65 ........... 1,621,772 1,623,525
b
2025-NQM15 , A1 , 144A , FRN,
5.143%, 7/27/65 ........... 1,467,387 1,463,697
b
2025-NQM20 , A1 , 144A , FRN,
5.021%, 10/25/65 .......... 845,008 838,794
2026-NQM8 , A2 , 144A , 5.498%,
5/25/66 ................. 2,000,000 1,997,665
a ,b
PMT Loan Trust ,
2025-CNF1 , A2 , 144A , FRN,
5.000%, 10/25/56 .......... 2,164,257 2,116,025
2025-INV11 , A2 , 144A , FRN,
5.500%, 11/25/56 .......... 959,364 959,971
2025-INV6 , A2 , 144A , FRN,
6.000%, 6/25/56 ........... 1,771,934 1,798,173
2026-CNF3 , A6 , 144A , FRN,
5.000%, 4/25/57 ........... 1,949,416 1,927,508
a ,b
Sequoia Mortgage Trust ,
2021-4 , A4 , 144A , FRN,
2.500%, 6/25/51 ........... 1,178,695 1,055,210
2024-2 , A19 , 144A , FRN,
5.915%, 3/25/54 ........... 896,727 892,565
2024-3 , A19 , 144A , FRN,
5.997%, 4/25/54 ........... 908,586 916,635
2025-11 , B2 , 144A , FRN,
6.151%, 11/25/55 .......... 2,976,044 3,005,096
2025-13 , A19 , 144A , FRN,
5.500%, 1/25/56 ........... 676,826 670,619
a
Towd Point Mortgage Trust , 2023-
1 , A1 , 144A , 3.750%, 1/25/63 . 779,289 741,990
a
Verus Securitization Trust ,
2025-8 , A3 , 144A , 5.224%,
9/25/70 ................. 1,714,120 1,698,520
b
2026-1 , A1 , 144A , FRN,
4.863%, 1/25/71 ........... 1,195,821 1,184,895
2026-1 , A2 , 144A , 5.117%,
1/25/71 ................. 1,434,985 1,425,850
50,964,398
Total Mortgage-Backed Securities
(Cost $ 275,722,044 ) ..............
264,078,251

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares/
Principal
a
Value
a a a a
Municipal Bonds 0.7%
California 0.5%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 $ 1,637,122
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,376,471
4,013,593
Massachusetts 0.2%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,960,561
Total Municipal Bonds
(Cost $ 6,413,042 ) ................
5,974,154
Supranational 5.5%
Asian Development Bank ,
4.000%, 1/12/33 ........... 3,000,000 2,948,340
Council of Europe Development
Bank ,
3.625%, 5/08/28 ........... 1,000,000 990,336
4.000%, 5/21/29 ........... 2,000,000 1,991,233
European Investment Bank ,
3.750%, 5/15/29 ........... 870,000 859,485
4.500%, 3/14/30 ........... 2,000,000 2,020,975
3.750%, 3/13/31 ........... 1,714,000 1,681,581
4.625%, 2/12/35 ........... 500,000 508,271
Inter-American Development
Bank ,
1.500%, 1/13/27 ........... 2,000,000 1,973,616
0.625%, 9/16/27 ........... 600,000 575,190
4.500%, 2/15/30 ........... 4,000,000 4,040,022
4.375%, 7/16/35 ........... 2,000,000 1,992,118
Inter-American Investment Corp. ,
4.250%, 4/01/30 ........... 2,500,000 2,497,956
International Bank for
Reconstruction & Development ,
3.125%, 6/15/27 ........... 2,000,000 1,981,527
0.750%, 11/24/27 .......... 1,000,000 954,135
4.625%, 8/01/28 ........... 550,000 555,086
4.625%, 1/15/32 ........... 5,600,000 5,699,918
1.745%, 7/31/33 ........... 3,200,000 3,283,320
2.410%, 11/02/40 .......... 3,500,000 3,533,854
b
FRN , 4.790%, 3/31/28 ...... 4,500,000 4,484,812
b
FRN , 4.008%, ( SOFR Index +
0.370% ), 2/11/31 .......... 1,000,000 1,003,417
a
International Development
Association ,
144A, 4.375%, 6/11/29 ...... 800,000 803,559
144A, 4.500%, 2/12/35 ...... 1,000,000 1,004,744
International Finance Corp. ,
4.375%, 1/15/27 ........... 1,000,000 1,001,601
4.250%, 7/02/29 ........... 2,000,000 2,004,002
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
Nordic Investment Bank , 3.750%,
5/09/30 ................. 1,000,000 $ 982,389
Total Supranational
(Cost $ 49,447,758 ) ...............
49,371,487
Total Long Term Investments
(Cost $ 894,272,563 ) ..............
877,489,598
a
Money Market 0.9%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 7,651,918 7,651,918
(Cost $7,651,918)
a
Total Investments 99 .5%
(Cost $ 901,924,481 ) .............
$885,141,516
Other Assets, less Liabilities 0 .5%
4,530,633
Net Assets 100.0% ...............
$889,672,149
a
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
b
Rate shown reflects the accrual rate as of June 30, 2026 on
securities with variable or step rates.
c
Rate shown represents an annualized 7-day yield as of June 30,
2026.
d
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
FRN Floating Rate Note
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk

Schedule of Investments (Unaudited), June 30, 2026
Impax High Yield Bond Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.1%
Telecommunications 0.1%
a,b,c
Digicel Holdings Bermuda Ltd. . 24,783 $ 669,141
(Cost $44,161)
d
Preferred Stocks 0.0%
d
Telecommunications 0.0%
a,b,c
Digicel Holdings Bermuda Ltd. . 1,328 13,944
(Cost $8,925)
BONDS: 95.7%
Corporate Bonds 92 .1%
Automotive 3.8%
American Axle & Manufacturing,
Inc. ,
5.000%, 10/01/29 ......... 1,000,000 970,793
e
144A, 6.375%, 10/15/32 .... 3,000,000 2,991,224
e
144A, 7.750%, 10/15/33 .... 2,000,000 1,977,084
Dana, Inc. , 4.500%, 2/15/32 ...
2,000,000 2,002,774
e
Dorman Products, Inc. , 144A,
6.250%, 6/15/34 ........... 2,000,000 2,025,480
e
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 3,000,000 3,151,992
e
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 2,000,000 2,020,580
e
Nissan Motor Co. Ltd. , 144A,
7.500%, 7/17/30 ........... 3,000,000 3,094,563
e
ZF North America Capital, Inc. ,
144A, 6.750%, 4/23/30 ...... 2,000,000 1,984,921
20,219,411
Banking 1.8%
Banco Santander SA , Junior Sub.
Bond , 7.25% to 6/02/36, FRN
thereafter , Perpetual ....... 1,600,000 1,627,104
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 2,000,000 2,091,468
e
BNP Paribas SA , Junior Sub.
Bond , 144A, 7.2% to 4/16/36,
FRN thereafter , Perpetual ... 2,000,000 2,013,400
JPMorgan Chase & Co. , PP ,
Junior Sub. Bond , 6.1% to
6/30/31, FRN thereafter ,
Perpetual ................ 2,000,000 2,025,930
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 2,028,722
9,786,624
Basic Industry 6.9%
e
Beazer Homes USA, Inc. , 144A,
8.000%, 1/15/32 ........... 3,000,000 3,015,562
e
Champion Iron Canada, Inc. ,
144A, 7.875%, 7/15/32 ...... 2,000,000 2,072,642
Cleveland-Cliffs, Inc. ,
6.250%, 10/01/40 ......... 2,000,000 1,595,994
e
144A, 7.000%, 3/15/32 ..... 2,000,000 1,986,691
a a
Shares/
Principal
a
Value
a a a a
Basic Industry (continued)
e
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 4,300,000 $ 4,294,935
e
Hybar LLC , 144A, 7.375%,
7/01/34 ................. 2,000,000 2,012,206
e
INEOS Finance plc , 144A,
7.500%, 4/15/29 ........... 1,000,000 973,040
e
JW Aluminum Continuous Cast
Co. , 144A, 10.250%, 4/01/30 . 1,500,000 1,587,773
e
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 2,675,000 2,777,188
e
Limak Cimento Sanayi ve Ticaret
A/S , 144A, 9.750%, 7/25/29 .. 1,000,000 1,011,608
e
Maxam Prill SARL , 144A, 7.750%,
7/15/30 ................. 2,000,000 2,061,794
e
Mineral Resources Ltd. ,
144A, 7.000%, 4/01/31 ..... 2,000,000 2,071,661
144A, 6.000%, 5/01/32 ..... 1,448,000 1,433,357
144A, 6.250%, 5/01/34 ..... 2,000,000 1,967,864
e
Nickel Industries Ltd. , 144A,
9.000%, 9/30/30 ........... 2,000,000 2,053,210
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,000,000 1,981,947
e
Standard Building Solutions, Inc. ,
144A, 6.500%, 8/15/32 ...... 2,000,000 2,013,388
e
Standard Industries, Inc. , 144A,
4.375%, 7/15/30 ........... 1,875,000 1,782,170
36,693,030
Capital Goods 7.1%
ATI, Inc. ,
7.250%, 8/15/30 .......... 1,000,000 1,038,948
5.125%, 10/01/31 ......... 1,800,000 1,788,323
e
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,900,000 3,805,957
e
CANPACK Group, Inc. /
CANPACK SA , 144A, 6.000%,
5/15/31 ................. 2,000,000 2,012,720
e
Columbus McKinnon Corp. , 144A,
7.125%, 2/01/33 ........... 2,000,000 2,005,858
Crown Americas LLC , 5.875%,
6/01/33 ................. 3,500,000 3,526,896
e
Enpro, Inc. , 144A, 6.125%,
6/01/33 ................. 2,775,000 2,818,287
e
Esab Corp. ,
144A, 6.250%, 4/15/29 ..... 3,000,000 3,047,613
144A, 5.625%, 4/01/31 ..... 2,750,000 2,759,859
e
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 2,000,000 2,048,056
e
Graphic Packaging International
LLC ,
144A, 3.750%, 2/01/30 ..... 1,500,000 1,410,643
144A, 6.375%, 7/15/32 ..... 2,000,000 2,020,370
e
Manitowoc Co., Inc. (The) ,
Secured Note , 144A, 9.250%,
10/01/31 ................ 2,000,000 2,152,376
e
Mauser Packaging Solutions
Holding Co. , 144A, 7.875%,
4/15/30 ................. 1,500,000 1,534,283
e
OI European Group BV , 144A,
4.750%, 2/15/30 ........... 2,000,000 1,901,060

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
e
Owens-Brockway Glass
Container, Inc. , 144A, 9.500%,
6/01/33 ................. 2,000,000 $ 2,050,260
e
Terex Corp. , 144A, 6.250%,
10/15/32 ................ 2,000,000 2,027,058
37,948,567
Consumer Goods 5.0%
e
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 2,500,000 2,501,431
e
Chobani LLC / Chobani Finance
Corp., Inc. , 144A, 6.375%,
4/15/34 ................. 3,000,000 3,046,665
e
Energizer Holdings, Inc. , 144A,
6.000%, 9/15/33 ........... 2,500,000 2,408,516
e
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc. , 144A, 7.125%,
4/30/33 ................. 3,000,000 3,057,726
e
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 3,270,438
e
Performance Food Group, Inc. ,
144A, 6.125%, 9/15/32 ..... 2,000,000 2,026,962
144A, 5.625%, 3/01/34 ..... 2,500,000 2,455,466
e
Post Holdings, Inc. ,
144A, 4.625%, 4/15/30 ..... 2,000,000 1,933,321
144A, 4.500%, 9/15/31 ..... 2,000,000 1,877,137
e
Viking Baked Goods Acquisition
Corp. ,
144A, 8.625%, 11/01/31 .... 3,000,000 3,039,918
JUL , 144A, 8.625%, 11/01/31 857,000 868,403
26,485,983
Financial Services 8.8%
e
Azorra Finance Ltd. ,
144A, 7.750%, 4/15/30 ..... 2,500,000 2,595,218
144A, 7.250%, 1/15/31 ..... 2,000,000 2,056,618
Block, Inc. ,
6.500%, 5/15/32 .......... 1,000,000 1,021,416
e
144A, 6.000%, 8/15/33 ..... 1,000,000 1,007,475
e
Burford Capital Global Finance
LLC ,
144A, 6.250%, 4/15/28 ..... 500,000 494,324
144A, 9.250%, 7/01/31 ..... 2,000,000 1,949,020
e
Diebold Nixdorf, Inc. , 144A,
7.750%, 3/31/30 ........... 1,500,000 1,565,882
e
Freedom Mortgage Holdings LLC ,
144A, 7.875%, 4/01/33 ...... 3,000,000 2,928,165
Goldman Sachs Group, Inc. (The) ,
Z , Junior Sub. Bond , 6.85%
to 2/09/30, FRN thereafter ,
Perpetual ................ 3,000,000 3,085,961
e
Jefferies Finance LLC / JFIN
Co-Issuer Corp. , 144A, 5.000%,
8/15/28 ................. 3,000,000 2,898,920
OneMain Finance Corp. ,
6.625%, 1/15/28 .......... 1,125,000 1,142,203
7.125%, 11/15/31 ......... 1,000,000 1,021,070
a a
Shares/
Principal
a
Value
a a a a
Financial Services (continued)
e
Osaic Holdings, Inc. , 144A,
6.750%, 8/01/32 ........... 1,175,000 $ 1,177,685
e
Provident Funding Associates LP
/ PFG Finance Corp. , 144A,
9.750%, 9/15/29 ........... 3,000,000 3,136,596
e
Rocket Cos., Inc. ,
144A, 6.125%, 8/01/30 ..... 2,000,000 2,035,294
144A, 6.375%, 8/01/33 ..... 4,500,000 4,581,965
144A, 6.500%, 6/15/34 ..... 1,200,000 1,232,315
e
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc. ,
144A, 6.750%, 8/15/32 ...... 2,500,000 2,506,529
e
TrueNoord Capital DAC , 144A,
8.750%, 3/01/30 ........... 3,000,000 3,112,680
e
UBS Group AG , Junior Sub. Bond ,
144A, 7% to 7/07/36, FRN
thereafter , Perpetual ....... 2,000,000 2,022,966
e
UWM Holdings LLC , 144A,
6.250%, 3/15/31 ........... 3,000,000 2,676,010
e
Velocity Commercial Capital LLC ,
144A, 9.375%, 2/15/31 ...... 2,500,000 2,593,255
46,841,567
Healthcare 6.4%
e
AMN Healthcare, Inc. , 144A,
6.500%, 1/15/31 ........... 3,000,000 3,019,998
e
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 3,000,000 2,970,098
CVS Health Corp. ,
6.125%, 9/15/39 .......... 2,500,000 2,604,293
Junior Sub. Bond , 6.75% to
12/09/34, FRN thereafter ,
12/10/54 ................ 3,000,000 3,126,765
Dentsply Sirona, Inc. , Junior Sub.
Bond , 8.375% to 9/11/30, FRN
thereafter , 9/12/55 ......... 3,000,000 3,004,482
e
HAH Group Holding Co. LLC ,
144A, 9.750%, 10/01/31 ..... 1,450,000 1,299,229
Humana, Inc. , Junior Sub. Bond ,
6.625% to 9/14/31, FRN
thereafter , 9/15/56 ......... 4,000,000 3,989,364
e
IQVIA, Inc. ,
144A, 5.000%, 5/15/27 ..... 2,750,000 2,749,926
144A, 6.250%, 6/01/32 ..... 2,250,000 2,290,339
e
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,161,958
e
Organon & Co. / Organon Foreign
Debt Co-Issuer BV ,
144A, 6.750%, 5/15/34 ..... 1,000,000 1,056,112
144A, 7.875%, 5/15/34 ..... 1,000,000 1,071,822
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ......... 3,000,000 3,001,561
e
144A, 6.000%, 11/15/33 .... 1,000,000 1,009,463
34,355,410

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Shares/
Principal
a
Value
a a a a
Insurance 3.1%
e
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 3,000,000 $ 3,050,319
e
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 3,500,000 3,517,721
e
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 1,750,000 1,696,500
e
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 5,958,424
e
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 2,500,000 2,461,131
16,684,095
Leisure 4.0%
e
A&K Travel Group Holdings Ltd. ,
144A, 7.500%, 5/15/33 ...... 2,000,000 2,020,251
e
Gaia Purchaser, Inc. , 144A,
7.625%, 7/15/33 ........... 2,000,000 2,024,175
e
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 5,000,000 5,069,455
e
Marriott Ownership Resorts, Inc. ,
144A, 4.500%, 6/15/29 ..... 1,500,000 1,448,291
144A, 6.500%, 10/01/33 .... 2,000,000 1,988,848
e
NCL Corp. Ltd. , 144A, 6.750%,
2/01/32 ................. 2,000,000 1,996,913
e
Viking Cruises Ltd. , 144A,
5.875%, 10/15/33 .......... 2,000,000 2,004,112
e
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 2,000,000 2,000,872
e
Wyndham Hotels & Resorts, Inc. ,
144A, 5.625%, 3/01/33 ...... 3,000,000 2,962,727
21,515,644
Media 11.5%
e
AMC Global Media, Inc. , 144A,
10.500%, 7/15/32 .......... 2,629,000 2,704,116
e
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 1,000,000 992,581
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
4.500%, 5/01/32 .......... 2,000,000 1,767,038
e
144A, 5.125%, 5/01/27 ..... 616,000 615,069
e
144A, 5.375%, 6/01/29 ..... 3,275,000 3,205,541
e
144A, 4.750%, 3/01/30 ..... 5,500,000 5,217,692
e
Cimpress plc , 144A, 7.375%,
9/15/32 ................. 2,000,000 2,023,562
e
Deluxe Corp. ,
144A, 8.000%, 6/01/29 ..... 2,000,000 2,015,914
144A, 8.125%, 9/15/29 ..... 2,500,000 2,591,275
e
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 5.875%, 8/15/27 ..... 125,000 124,893
144A, 10.000%, 2/15/31 .... 2,000,000 2,076,710
a a
Shares/
Principal
a
Value
a a a a
Media (continued)
e
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.,
(continued)
144A, 9.250%, 6/01/32 ..... 1,000,000 $ 1,016,776
Discovery Communications LLC ,
3.950%, 3/20/28 ........... 1,000,000 985,625
Discovery Global Holdings, Inc. ,
4.279%, 3/15/32 .......... 1,000,000 897,970
5.050%, 3/15/42 .......... 1,500,000 1,100,730
e
EW Scripps Co. (The) , Secured
Note , 144A, 9.875%, 8/15/30 . 2,500,000 2,190,260
e
Getty Images, Inc. , 144A,
10.500%, 11/15/30 ......... 2,000,000 1,669,207
e
Gray Media, Inc. , Secured Note ,
144A, 9.625%, 7/15/32 ...... 4,000,000 3,864,120
e
Midcontinent Communications ,
144A, 8.000%, 8/15/32 ...... 3,000,000 2,632,497
e
Nexstar Media, Inc. ,
144A, 4.750%, 11/01/28 .... 2,000,000 1,960,275
144A, 6.500%, 9/15/33 ..... 2,750,000 2,751,657
144A, 7.250%, 4/15/34 ..... 1,500,000 1,497,667
e
OAK-Eagle Acquireco, Inc. ,
144A, 7.250%, 7/01/33 ..... 1,846,000 1,932,118
144A, 8.750%, 7/01/34 ..... 2,000,000 2,123,844
Paramount Global ,
4.850%, 7/01/42 .......... 1,000,000 676,613
4.900%, 8/15/44 .......... 2,000,000 1,322,948
6.25% to 2/27/27, FRN
thereafter , 2/28/57 ......... 1,000,000 816,250
e
RR Donnelley & Sons Co. ,
144A, 9.500%, 8/01/29 ..... 3,500,000 3,632,286
144A, PIK, 11.000%, 6/01/31 . 2,000,000 1,932,776
e
Scripps Escrow II, Inc. , 144A,
5.375%, 1/15/31 ........... 1,000,000 602,300
e
Sirius XM Radio LLC , 144A,
4.125%, 7/01/30 ........... 3,000,000 2,825,608
e
Univision Communications, Inc. ,
144A, 8.500%, 7/31/31 ...... 1,500,000 1,507,630
61,273,548
Real Estate 3.8%
e
EF Holdco, Inc. / EF Cayman
Holdings Ltd. / Ellington
Financial REIT TRS LLC / EF
Cayman Non-MTM Ltd. , 144A,
7.375%, 9/30/30 ........... 3,000,000 2,989,364
e
Five Point Operating Co. LP ,
144A, 8.000%, 10/01/30 ..... 2,036,000 2,085,764
e
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,000,000 996,702
144A, 6.250%, 1/15/35 ..... 2,000,000 2,010,296
e
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ..... 2,000,000 1,940,969
144A, 7.375%, 2/15/31 ..... 2,000,000 2,086,058
e
Pebblebrook Hotel LP / PEB
Finance Corp. , 144A, 6.375%,
10/15/29 ................ 3,000,000 3,052,995

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
e
Rithm Capital Corp. ,
144A, 8.000%, 4/01/29 ..... 3,000,000 $ 3,014,475
144A, 8.000%, 7/15/30 ..... 2,000,000 1,996,442
20,173,065
Retail 5.6%
e
Advance Auto Parts, Inc. , 144A,
7.375%, 8/01/33 ........... 2,000,000 2,074,270
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 3.500%, 3/15/29 ..... 1,175,000 1,116,855
144A, 6.250%, 3/15/33 ..... 2,200,000 2,181,873
e
Gee Automotive Holdings LLC ,
144A, 7.250%, 3/01/31 ...... 2,000,000 2,027,942
e
Global Auto Holdings Ltd. / AAG
FH UK Ltd. ,
144A, 8.375%, 1/15/29 ..... 2,000,000 1,971,760
144A, 8.750%, 1/15/32 ..... 2,000,000 1,898,009
e
Macy's Retail Holdings LLC ,
144A, 7.375%, 8/01/33 ..... 1,000,000 1,051,174
144A, 6.700%, 7/15/34 ..... 2,000,000 1,941,491
e
Michaels Cos., Inc. (The) ,
144A, 8.500%, 3/15/33 ..... 2,500,000 2,477,712
Secured Note , 144A, 11.000%,
3/15/34 ................. 1,500,000 1,470,262
Nordstrom, Inc. , 4.000%, 3/15/27
1,000,000 994,620
e
PetSmart LLC / PetSmart Finance
Corp. ,
144A, 7.500%, 9/15/32 ..... 2,000,000 2,001,876
144A, 10.000%, 9/15/33 .... 1,000,000 1,002,302
e
Photo Holdings LLC , 144A,
12.000%, 7/01/31 .......... 2,000,000 2,062,195
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 3,081,338
e
Under Armour, Inc. , 144A,
7.250%, 7/15/30 ........... 708,000 715,205
e
Wayfair LLC , 144A, 7.125%,
5/31/34 ................. 1,675,000 1,723,367
29,792,251
Services 6.0%
e
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
7.000%, 5/21/30 ........... 3,000,000 3,108,327
e
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc. ,
144A, 5.750%, 7/15/27 ..... 538,000 539,894
144A, 8.000%, 2/15/31 ..... 1,000,000 1,010,630
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 2,537,035
e
Conduent Business Services
LLC / Conduent State & Local
Solutions, Inc. , 144A, 6.000%,
11/01/29 ................ 500,000 422,273
e
EquipmentShare.com, Inc. ,
Secured Note , 144A, 7.125%,
7/01/34 ................. 3,000,000 2,951,365
a a
Shares/
Principal
a
Value
a a a a
Services (continued)
e
Herc Holdings, Inc. , 144A,
7.250%, 6/15/33 ........... 1,500,000 $ 1,564,885
e
Ingram Micro, Inc. , 144A, 4.750%,
5/15/29 ................. 2,500,000 2,456,820
e
Neptune Bidco US, Inc. ,
144A, 9.290%, 4/15/29 ..... 2,500,000 2,551,532
144A, 10.375%, 5/15/31 .... 2,000,000 2,074,450
e
Resideo Funding, Inc. , 144A,
6.500%, 7/15/32 ........... 2,000,000 2,012,496
e
Synergy Infrastructure Holdings
LLC , Secured Note , 144A,
7.000%, 7/15/34 ........... 2,000,000 2,029,829
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 3,000,000 3,003,825
e
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 710,000 626,932
e
WESCO Distribution, Inc. , 144A,
5.500%, 4/15/34 ........... 3,000,000 2,975,197
e
Williams Scotsman, Inc. , 144A,
6.625%, 4/15/30 ........... 2,000,000 2,061,894
31,927,384
Technology & Electronics 4.5%
e
Black Pearl Compute LLC , 144A,
6.125%, 2/15/31 ........... 2,000,000 2,028,130
e
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 1,500,000 1,477,703
e
Core Scientific Finance I LLC ,
144A, 7.750%, 5/15/31 ...... 1,357,000 1,377,085
e
Entegris, Inc. , 144A, 5.950%,
6/15/30 ................. 2,125,000 2,148,757
e
Kioxia Holdings Corp. ,
144A, 6.250%, 7/24/30 ..... 1,270,000 1,310,352
144A, 6.625%, 7/24/33 ..... 1,250,000 1,307,786
e
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 2,000,000 1,952,255
e
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 3,500,000 3,220,803
e
Seagate Data Storage Technology
Pte. Ltd. , 144A, 4.091%,
6/01/29 ................. 3,000,000 2,921,459
e
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 3,500,000 3,521,753
e
WULF Compute LLC , 144A,
7.750%, 10/15/30 .......... 2,500,000 2,627,407
23,893,490
Telecommunications 9.7%
e
Africell Holding Ltd. , 144A,
10.500%, 10/23/29 ......... 1,000,000 1,027,193
e
APLD ComputeCo LLC , 144A,
9.250%, 12/15/30 .......... 2,350,000 2,536,483
e
C&W Senior Finance Ltd. , 144A,
9.000%, 1/15/33 ........... 2,000,000 2,022,410
e
Cogent Communications Group
LLC / Cogent Finance, Inc. ,
144A, 7.000%, 6/15/27 ...... 4,500,000 4,472,932

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Shares/
Principal
a
Value
a a a a
Telecommunications (continued)
e
Connect Finco SARL / Connect
US Finco LLC , 144A, 9.000%,
9/15/29 ................. 1,000,000 $ 1,053,494
e
CoreWeave, Inc. , 144A, 9.250%,
6/01/30 ................. 3,000,000 3,021,691
e
Digicel International Finance Ltd.
/ DIFL US LLC , 144A, 8.625%,
8/01/32 ................. 4,000,000 4,121,600
EchoStar Corp. , 10.750%,
11/30/29 ................ 2,500,000 2,702,999
e
Edged Compute LLC , 144A,
7.500%, 4/30/31 ........... 2,000,000 1,950,765
e
Fibercop SpA , 144A, 7.200%,
7/18/36 ................. 3,000,000 3,083,848
e
Meridian Arc Holdco LLC , 144A,
6.250%, 4/30/31 ........... 1,212,000 1,215,509
e
Millicom International Cellular SA ,
144A, 7.375%, 4/02/32 ...... 2,000,000 2,067,048
e
Sable International Finance Ltd. ,
144A, 7.125%, 10/15/32 ..... 3,000,000 2,981,113
e
SV RNO Property Owner 1 LLC ,
144A, 5.875%, 3/01/31 ...... 2,000,000 1,972,437
e
Turkcell Iletisim Hizmetleri A/S ,
144A, 7.450%, 1/24/30 ...... 2,000,000 2,054,092
e
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC , 144A, 8.625%, 6/15/32 . 2,000,000 2,088,121
e
Viasat, Inc. , 144A, 7.500%,
5/30/31 ................. 1,000,000 1,011,110
e
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 4,000,000 3,799,613
e
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 2,975,000 2,606,651
e
Windstream Services LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 3,000,000 3,165,270
e
Yondr JK 1 LLC , 144A, 6.875%,
6/30/31 ................. 1,052,000 1,055,425
e
Ziggo Bond Co. BV , 144A,
5.125%, 2/28/30 ........... 2,000,000 1,760,627
51,770,431
Transportation 1.6%
e
GB AIT Buyer, Inc. , 144A, 8.750%,
4/30/34 ................. 3,000,000 3,011,728
e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,500,000 1,523,373
e
JetBlue Airways Corp. / JetBlue
Loyalty LP , 144A, 9.875%,
9/20/31 ................. 1,000,000 907,068
e
Watco Cos. LLC / Watco Finance
Corp. , 144A, 7.125%, 8/01/32 3,250,000 3,339,264
8,781,433
Utility 2.5%
e
Long Ridge Energy LLC , 144A,
8.750%, 2/15/32 ........... 1,674,000 1,767,852
e
MSU Green Energy , 144A,
9.750%, 6/16/36 ........... 1,500,000 1,487,475
a a
Shares/
Principal
a
Value
a a a a
Utility (continued)
e
NRG Energy, Inc. ,
144A, 6.000%, 2/01/33 ..... 2,000,000 $ 2,011,450
144A, 6.000%, 1/15/36 ..... 2,000,000 1,994,759
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 3,085,932
e
XPLR Infrastructure Operating
Partners LP , 144A, 8.375%,
1/15/31 ................. 3,000,000 3,201,105
13,548,573
Total Corporate Bonds
(Cost $ 486,741,224 ) ..............
491,690,506
Foreign Government and Agency Securities 0.4%
e
Telecommunications co. Telekom
Srbija AD Belgrade , 144A,
7.250%, 5/18/31 ........... 2,000,000 1,996,406
Total Foreign Government and
Agency Securities
(Cost $ 2,001,417 ) ................
1,996,406
Asset-Backed Securities 0.7%
Telecommunications 0.7%
e
ALLO Issuer LLC ,
2026-1A , B , 144A, 6.046%,
6/20/56 ................. 1,000,000 1,010,800
2026-1A , C , 144A, 7.456%,
6/20/56 ................. 1,750,000 1,768,327
e
MetroNet Infrastructure Issuer
LLC , 2025-2A , C , 144A,
7.830%, 8/20/55 . .......... 1,000,000 1,020,912
3,800,039
a a a a a
Total Asset-Backed Securities
(Cost $ 3,749,811 ) ................
3,800,039
Loans 2.5%
Basic Industry 0.1%
f
Bond US Bidco 1, Inc., First Lien,
CME Term Loan, B , 7.311%
( 12-month SOFR + 3.500% ),
5/06/33 ................. 500,000 502,187
Capital Goods 0.3%
f
Columbus McKinnon Corp., First
Lien, Initial CME Term Loan ,
7.232% ( 3-month SOFR +
3.500% ), 2/03/33 .......... 1,766,049 1,764,945
Consumer Staples 0.3%
f
United Natural Foods, Inc., CME
Term Loan, B , 7.644% ( 1-month
SOFR + 4.000% ), 5/01/31 ... 1,473,686 1,473,686

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Healthcare 0.2%
f
1261229 BC Ltd., First Lien,
Initial CME Term Loan , 9.894%
( 1-month SOFR + 6.250% ),
10/08/30 ................ 992,500 $ 964,740
Media 0.9%
f
Clear Channel Outdoor
Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan ,
7.735% ( 1-month SOFR +
4.000% ), 8/23/28 .......... 3,000,000 3,007,770
f
EW Scripps Co. (The), First
Lien, CME Term Loan, B3 ,
7.104% ( 1-month SOFR +
3.350% ), 11/30/29 ......... 1,878,919 1,797,891
4,805,661
a a a a a
Retail 0.3%
f
Men's Wearhouse, Inc., First Lien,
Initial CME Term Loan , 9.414%
( 3-month SOFR + 5.750% ),
1/28/31 ................. 1,507,692 1,523,576
Telecommunications 0.4%
f
Connect Finco SARL, First Lien,
Amendment No. 4 CME Term
Loan , 8.144% ( 1-month SOFR +
4.500% ), 9/13/29 .......... 1,989,848 1,998,145
Total Loans
(Cost $ 13,022,473 ) ...............
13,032,940
Total Long Term Investments
(Cost $ 505,568,011 ) ..............
511,202,976
a
Money Market 4.1%
g,h
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 21,834,044 21,834,044
(Cost $21,834,044)
a
Total Investments 99 .9%
(Cost $ 527,402,055 ) .............
$533,037,020
Other Assets, less Liabilities 0 .1%
574,166
Net Assets 100.0% ...............
$533,611,186
a
Non-income producing security.
b
Illiquid security.
c
Security valued using significant unobservable inputs.
d
Rounds to less than 0.05%.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Rate shown reflects the accrual rate as of June 30, 2026 on
securities with variable or step rates.
g
Rate shown represents an annualized 7-day yield as of June 30,
2026.
h
Institutional Class shares.
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited), June 30, 2026
Impax Sustainable Allocation Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 96.2%
a
Impax Core Bond Fund , Class
Institutional .............. 88,209,807 $ 775,364,205
a
Impax Global Environmental
Markets Fund , Class
Institutional .............. 2,151,904 54,507,739
a
Impax Global Opportunities Fund ,
Class Institutional .......... 2,862,409 50,607,397
Impax Global Sustainable
Infrastructure ETF ......... 2,755,857 71,813,500
a
Impax High Yield Bond Fund ,
Class Institutional .......... 19,991,211 121,946,389
a
Impax International Sustainable
Economy Fund , Class
Institutional .............. 15,867,390 211,194,955
a
Impax Large Cap Fund , Class
Institutional .............. 22,226,003 248,042,196
a,b
Impax Small Cap Fund , Class
Institutional .............. 6,410,734 147,703,308
a
Impax US Sustainable Economy
Fund , Class Institutional ..... 20,616,416 624,265,084
2,305,444,773
Total Affiliated Investment
Companies
(Cost $ 2,073,143,637 ) ............
2,305,444,773
Money Market 3.9%
a,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.616% . 92,388,370 92,388,370
(Cost $92,388,370)
a
Total Investments 100 .1%
(Cost $ 2,165,532,007 ) ............
$2,397,833,143
Other Assets, less Liabilities ( 0 .1 ) %
(2,045,068)
Net Assets 100.0% ...............
$2,395,788,075
a
Institutional Class shares.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of June 30,
2026.

Financial Statements
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
34
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
ETF
1,2
Assets:
Investments, at cost - Note A ............... $272,818,847 $711,809,050 $810,979,490 $100,236,245
Investments in unaffiliated issuers, at value .... $366,240,043 $960,857,978 $1,085,328,092 $118,129,481
Total investments, at value - Note A 366,240,043 960,857,978 1,085,328,092 118,129,481
Cash ................................. — — — —
Foreign currency, at value (cost $ – , $ – , $ – and
$ 2,092 , respectively) ..................... — — — 2,092
Receivables:
Capital stock sold ...................... 227,382 1,344,421 1,596,030 —
Dividends and interest - Note A ............ 122,719 194,537 479,608 196,068
Investment securities sold ................ 22,935,397 7,239,122 — —
Other ............................... — — — 231,807
Total assets ....................... 389,525,541 969,636,058 1,087,403,730 118,559,448
Liabilities:
Payables:
Capital stock reacquired ................. 150,675 663,977 43,406 —
Investment securities purchased ........... 23,562,779 18,987,783 — —
Payable to bank ....................... — — — 6,440
Accrued expenses: ......................
Investment advisory fees - Note B .......... 297,583 534,067 423,760 56,810
Distribution expense .................... 7,399 25,805 48,523 —
Transfer agent fees ..................... 100,585 71,896 — —
Printing and other shareholder communication
fees ................................ 46,142 47,555 — —
Custodian fees ........................ 38,607 30,093 — —
Legal and audit fees .................... 54,169 30,181 — —
Other accrued expenses ................. 39,539 4,490 — —
Total liabilities ...................... 24,297,478 20,395,847 515,689 63,250
Net assets, at value .............. $365,228,063 $949,240,211 $1,086,888,041 $118,496,198
Net assets consist of:
Paid-in capital .......................... $57,487,892 $620,321,235 $801,306,115 $105,894,371
Total distributable earnings ................. 307,740,171 328,918,976 285,581,926 12,601,827
Net assets, at value .............. $365,228,063 $949,240,211 $1,086,888,041 $118,496,198
1
Impax Global Sustainable Infrastructure ETF was known as Impax Global Infrastructure ETF prior to May 1, 2026.
2
The Impax Global Sustainable Infrastructure ETF acquired all the assets and liabilities of the Global Sustainable Infrastructure Fund
("Predecessor Fund"), in a reorganization that occurred as of the close of business on February 2, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF") as of that date and, as result of the Reorganization, adopted the financial history of Institutional Class Shares of the Predecessor Fund. See Notes to Financial Statements for further information on the Reorganization.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
35
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global
Women’s
Leadership
Fund
1
International
Sustainable
Economy Fund
Assets:
Investments, at cost - Note A ............... $71,690,580 $1,272,146,752 $438,309,371 $1,386,769,229
Investments in unaffiliated issuers, at value .... $96,174,301 $1,754,523,241 $650,592,670 $1,855,892,685
Total investments, at value - Note A 96,174,301 1,754,523,241 650,592,670 1,855,892,685
Cash ................................. — — — 191,379
Foreign currency, at value (cost $ 398,701 , $ 688 ,
$ – and $ – , respectively) ................... 393,422 688 — —
Receivables:
Capital stock sold ...................... 50 983,311 572,525 5,169,000
Dividends and interest - Note A ............ 18,665 649,568 678,897 2,780,076
Due from custodian ..................... — — 438,743 —
Other ............................... 130,110 2,501,273 600,328 7,274,474
Total assets ....................... 96,716,548 1,758,658,081 652,883,163 1,871,307,614
Liabilities:
Payables:
Capital stock reacquired ................. 49,798 2,129,917 279,450 645,293
Investment securities purchased ........... — — 438,743 —
Payable to bank ....................... 10,122 245,326 4,085 —
Payable to foreign banks (cost $ — , $ — , $ 515 and
$ 260,976 ) ............................. — — 515 261,055
Accrued expenses: ......................
Investment advisory fees - Note B .......... 54,663 1,115,527 285,113 639,116
Distribution expense .................... 1,571 37,607 29,497 27,167
Transfer agent fees ..................... 12,979 539,288 — —
Printing and other shareholder communication
fees ................................ — 142,802 — —
Custodian fees ........................ 18,198 81,784 — —
Legal and audit fees .................... 27,905 71,618 — —
Other accrued expenses ................. 7,020 29,736 — —
Total liabilities ...................... 182,256 4,393,605 1,037,403 1,572,631
Net assets, at value .............. $96,534,292 $1,754,264,476 $651,845,760 $1,869,734,983
Net assets consist of:
Paid-in capital .......................... $61,963,893 $933,378,204 $366,588,654 $1,324,316,451
Total distributable earnings ................. 34,570,399 820,886,272 285,257,106 545,418,532
Net assets, at value .............. $96,534,292 $1,754,264,476 $651,845,760 $1,869,734,983
1
Impax Global Women's Leadership Fund was known as Impax Ellevate Global Women's Leadership Fund prior to May 1, 2026.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
36
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Assets:
Investments, at cost - Note A ................................ $901,924,481 $527,402,055 $2,165,532,007
Investments in unaffiliated issuers, at value ..................... $885,141,516 $533,037,020 $92,388,370
Investments in affiliated issuers, at value ...................... — — 2,305,444,773
Total investments, at value - Note A 885,141,516 533,037,020 2,397,833,143
Cash .................................................. 8,715 361,905 —
Receivables:
Capital stock sold ....................................... 3,455,972 3,017,497 144,150
Dividends and interest - Note A ............................. 7,910,764 9,164,227 3,558,842
Investment securities sold ................................. — 3,121,416 —
Due from custodian ...................................... — 835,494 —
Total assets ........................................ 896,516,967 549,537,559 2,401,536,135
Liabilities:
Payables:
Capital stock reacquired .................................. 188,234 869,115 1,950,433
Investment securities purchased ............................ 2,999,949 11,883,530 3,432,641
Dividend payable - Note A ................................. 3,233,371 2,684,127 —
Accrued expenses: .......................................
Investment advisory fees - Note B ........................... 285,213 218,833 98,225
Distribution expense ..................................... 3,201 23,600 266,761
Transfer agent fees ...................................... 17,804 85,372 —
Printing and other shareholder communication fees .............. 558 68,016 —
Custodian fees ......................................... 59,089 44,925 —
Legal and audit fees ..................................... 39,873 36,239 —
Other accrued expenses .................................. 17,526 12,616 —
Total liabilities ....................................... 6,844,818 15,926,373 5,748,060
Net assets, at value ............................... $889,672,149 $533,611,186 $2,395,788,075
Net assets consist of:
Paid-in capital ........................................... $996,054,684 $672,190,980 $1,831,527,660
Total distributable earnings (losses) ........................... (106,382,535) (138,579,794) 564,260,415
Net assets, at value ............................... $889,672,149 $533,611,186 $2,395,788,075

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
37
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
ETF
1,2
Investor Class:
Net assets, at value .................... $35,042,444 $117,794,727 $222,172,890
Capital Shares outstanding (unlimited/
authorized) ........................... 3,163,431 5,246,365 7,749,868
Net asset value per share ................ $11.08 $22.45 $28.67
Class A:
Net assets, at value .................... $15,464,968 $9,303,632
Capital Shares outstanding (unlimited/
authorized) ........................... 691,437 326,290
Net asset value per share ................ $22.37 $28.51
Institutional Class:
Net assets, at value .................... $330,185,619 $815,980,516 $855,411,519
Capital Shares outstanding (unlimited/
authorized) ........................... 29,609,968 35,404,983 28,245,591
Net asset value per share ................ $11.15 $23.05 $30.28
ETF:
Net assets, at value .................... $118,496,198
Capital Shares outstanding (unlimited/
authorized) ........................... 4,567,357
Net asset value per share ................ $25.94
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global
Women’s
Leadership
Fund
3
International
Sustainable
Economy Fund
Investor Class:
Net assets, at value .................... $7,768,871 $167,478,431 $141,602,291 $133,587,043
Capital Shares outstanding (unlimited/
authorized) ........................... 443,710 6,721,213 3,795,143 9,786,906
Net asset value per share ................ $17.51 $24.92 $37.31 $13.65
Class A:
Net assets, at value .................... $19,939,871
Capital Shares outstanding (unlimited/
authorized) ........................... 802,041
Net asset value per share ................ $24.86
Institutional Class:
Net assets, at value .................... $88,765,421 $1,566,846,174 $510,243,469 $1,736,147,940
Capital Shares outstanding (unlimited/
authorized) ........................... 5,019,503 61,862,648 13,535,575 130,407,232
Net asset value per share ................ $17.68 $25.33 $37.70 $13.31
1
Impax Global Sustainable Infrastructure ETF was known as Impax Global Infrastructure ETF prior to May 1, 2026.
2
The Impax Global Sustainable Infrastructure ETF acquired all the assets and liabilities of the Global Sustainable Infrastructure Fund
("Predecessor Fund"), in a reorganization that occurred as of the close of business on February 2, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF") as of that date and, as result of the Reorganization, adopted the financial history of Institutional Class Shares of the Predecessor Fund. See Notes to Financial Statements for further information on the Reorganization.
3
Impax Global Women's Leadership Fund was known as Impax Ellevate Global Women's Leadership Fund prior to May 1, 2026.

Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
38
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investor Class:
Net assets, at value ..................................... $15,292,823 $110,253,979 $1,286,406,092
Capital Shares outstanding (unlimited/authorized) ............... 1,739,293 17,997,171 47,801,703
Net asset value per share ................................. $8.79 $6.13 $26.91
Class A:
Net assets, at value ..................................... $4,124,591
Capital Shares outstanding (unlimited/authorized) ............... 672,717
Net asset value per share ................................. $6.13
Institutional Class:
Net assets, at value ..................................... $874,379,326 $419,232,616 $1,109,381,983
Capital Shares outstanding (unlimited/authorized) ............... 99,475,763 68,693,573 40,069,055
Net asset value per share ................................. $8.79 $6.10 $27.69

Financial Statements
Statements of Operations
For the period ended June 30, 2026 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
39
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
ETF
1,2
Investment income:
Dividends: (net of foreign taxes of $ 9,508 , $ – , $ –
and $ 33,366 , respectively) ................. $3,905,528 $2,793,471 $5,672,179 $1,360,758
Interest ............................... 232,493 410,339 107,206 29,769
Income from securities lending - Note A ....... 787 4,074 1,808 —
Other income ........................... 837,752 — — 15,501
Total investment income ................ 4,976,560 3,207,884 5,781,193 1,406,028
Expenses:
Investment advisory fees - Note B ........... 2,222,007 2,966,657 2,100,537 329,083
Distribution expenses Investor Class - Note B ... 46,808 130,557 271,288 —
Distribution expenses Class A - Note B ........ — 17,273 11,808 —
Distribution expenses ETF - Note B .......... — — — 935
Transfer agent fees - Note A ................ 99,634 328,604 — —
Printing and other shareholder communication
fees .................................. 11,494 17,750 — —
Custodian fees .......................... 44,806 40,319 — —
Legal fees and related expenses ............ 48,906 42,709 — —
Trustees’ fees and expenses - Note B ........ 42,892 43,323 — —
Compliance expense ..................... 8,733 8,603 — —
Audit fees ............................. 25,952 21,444 — —
Registration and filing fees ................. 27,094 60,108 — —
Other expenses ......................... 23,530 14,993 362 —
Total Expenses ...................... 2,601,856 3,692,340 2,383,995 330,018
Less: Advisory fee waiver - Note B ........ — — (217,809) —
Net investment income ............... 2,374,704 (484,456) 3,615,007 1,076,010
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 204,988,236 57,319,883 6,531,945 3,722,862
Foreign currency transactions .............. — (78) — 11,735
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... (213,510,258) 119,023,413 94,752,683 4,798,593
Foreign currency translation ................ — 32 — (12,887)
Net realized and unrealized gain (loss) on
investments and foreign currency .... (8,522,022) 176,343,250 101,284,628 8,520,303
Net increase (decrease) in net assets
resulting from operations .......... $(6,147,318) $175,858,794 $104,899,635 $9,596,313
1
Impax Global Sustainable Infrastructure ETF was known as Impax Global Infrastructure ETF prior to May 1, 2026.
2
The Impax Global Sustainable Infrastructure ETF acquired all the assets and liabilities of the Global Sustainable Infrastructure Fund
("Predecessor Fund"), in a reorganization that occurred as of the close of business on February 2, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF") as of that date and, as result of the Reorganization, adopted the financial history of Institutional Class Shares of the Predecessor Fund. See Notes to Financial Statements for further information on the Reorganization.

Financial Statements
Statements of Operations
(continued)
For the period ended June 30, 2026 (Unaudited)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
40
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global
Women’s
Leadership
Fund
1
International
Sustainable
Economy Fund
Investment income:
Dividends: (net of foreign taxes of $ 36,043 ,
$ 354,124 , $ – and $ 2,836,119 , respectively) .... $705,801 $12,845,562 $7,299,500 $34,568,211
Interest ............................... 35,851 548,510 75,856 393,011
Income from securities lending - Note A ....... 166 187 456 61
Other income ........................... 29,530 403,959 268,809 —
Total investment income ................ 771,348 13,798,218 7,644,621 34,961,283
Expenses:
Investment advisory fees - Note B ........... 395,031 6,487,574 1,721,825 3,669,477
Distribution expenses Investor Class - Note B ... 9,452 192,261 172,430 159,362
Distribution expenses Class A - Note B ........ — 22,505 — —
Transfer agent fees - Note A ................ 38,297 1,057,000 — —
Printing and other shareholder communication
fees .................................. 3,387 41,526 — —
Custodian fees .......................... 26,175 101,352 — —
Legal fees and related expenses ............ 26,665 75,205 — —
Trustees’ fees and expenses - Note B ........ 26,340 68,211 — —
Compliance expense ..................... 7,867 9,653 — —
Audit fees ............................. 20,934 35,120 — —
Registration and filing fees ................. 22,408 47,568 — —
Other expenses ......................... 4,013 43,973 91 13
Total Expenses ...................... 580,569 8,181,948 1,894,346 3,828,852
Expenses assumed by Adviser - Note B .. (48,594) — — —
Net investment income ............... 239,373 5,616,270 5,750,275 31,132,431
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 9,815,946 325,113,548 51,458,420 76,080,855
Foreign currency transactions .............. (11,476) (312,527) (44,238) (184,659)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... (5,091,838) (5,831,822) (1,974,467) 71,307,389
Foreign currency translation ................ (9,622) (66,224) (34,558) (249,234)
Net realized and unrealized gain on
investments and foreign currency .... 4,703,010 318,902,975 49,405,157 146,954,351
Net increase in net assets resulting from
operations ..................... $4,942,383 $324,519,245 $55,155,432 $178,086,782

Impax Global Women's Leadership Fund was known as Impax Ellevate Global Women's Leadership Fund prior to May 1, 2026.

Financial Statements
Statements of Operations
(continued)
For the period ended June 30, 2026 (Unaudited)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
41
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investment income:
Dividends: .............................................. $32,135 $34,524 $2,514
Dividends from affiliates - Note C .......................... — — 27,337,389
Interest ................................................ 19,470,623 18,716,168 1,050,011
Income from securities lending - Note A ........................ 3,238 — —
Total investment income ................................. 19,505,996 18,750,692 28,389,914
Expenses:
Investment advisory fees - Note B ............................ 1,706,070 1,321,939 588,008
Distribution expenses Investor Class - Note B .................... 19,709 139,981 1,614,074
Distribution expenses Class A - Note B ......................... — 6,264 —
Transfer agent fees - Note A ................................. 63,551 253,918 —
Printing and other shareholder communication fees ............... 1,217 10,211 —
Custodian fees ........................................... 73,218 54,180 —
Legal fees and related expenses ............................. 46,067 37,447 —
Trustees’ fees and expenses - Note B ......................... 46,575 37,825 —
Compliance expense ...................................... 8,651 8,340 —
Audit fees .............................................. 27,141 24,829 —
Registration and filing fees .................................. 26,950 47,667 —
Other expenses .......................................... 17,813 11,232 —
Total Expenses ....................................... 2,036,962 1,953,833 2,202,082
Net investment income ................................ 17,469,034 16,796,859 26,187,832
REALIZED AND UNREALIZED GAIN (LOSS) - Note A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ............................ (5,787,987) 254,133 —
Investment in affiliated issuers ............................... — — 42,777,090
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers ............................ (5,586,812) (6,391,172) —
Investment in affiliated issuers ............................... — — 52,542,372
Net realized and unrealized gain (loss) on
investments and foreign currency ..................... (11,374,799) (6,137,039) 95,319,462
Net increase in net assets resulting from operations .......... $6,094,235 $10,659,820 $121,507,294

Financial Statements
Statements of Changes in Net Assets
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
42
Large Cap Fund Small Cap Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $2,374,704 $5,550,591 $(484,456) $(262,697)
Net realized gain on investments and
foreign currency transactions ...... 204,988,236 221,699,943 57,319,805 58,429,451
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (213,510,258) (132,075,211) 119,023,445 16,957,741
Net increase (decrease) in net
assets resulting from operations . (6,147,318) 95,175,323 175,858,794 75,124,495
Distributions from distributable earning -
Investor Class ................... (144,663) (10,069,560) (6,229,128)
Distributions from distributable earning -
Class A ........................ (832,589)
Distributions from distributable earning -
Institutional Class ................ (3,068,095) (206,747,897) (38,064,700)
Total distributions to shareholders ..... (3,212,758) (216,817,457) — (45,126,417)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 2,172,872 16,719,893 5,938,770 18,414,283
Proceeds from reinvestment of
distributions .................... 141,323 9,127,038 5,701,065
Cost of shares redeemed ............ (8,542,228) (42,859,854) (12,167,808) (19,955,665)
Net increase (decrease) from Investor
Class transactions ............... (6,228,033) (17,012,923) (6,229,038) 4,159,683
Class A
Proceeds from shares sold ........... 682,131 1,757,394
Proceeds from reinvestment of
distributions .................... 768,289
Cost of shares redeemed ............ (1,673,654) (2,341,324)
Net increase (decrease) from Class A
transactions .................... (991,523) 184,359
Institutional Class
Proceeds from shares sold ........... 6,770,066 36,365,735 85,734,878 80,319,999
Proceeds from reinvestment of
distributions .................... 3,030,840 204,581,720 34,907,219
Cost of shares redeemed ............ (563,090,457) (537,271,376) (51,492,894) (129,206,836)
Net increase (decrease) from Institutional
Class transactions ............... (553,289,551) (296,323,921) 34,241,984 (13,979,618)
Net increase (decrease) from capital share
transactions ...................... (559,517,584) (313,336,844) 27,021,423 (9,635,576)
Net increase (decrease) in net
assets ..................... (568,877,660) (434,978,978) 202,880,217 20,362,502
Net assets
Beginning of period ................ 934,105,723 1,369,084,701 746,359,994 725,997,492
End of period ..................... $365,228,063 $934,105,723 $949,240,211 $746,359,994

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
43
Large Cap Fund Small Cap Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 198,869 1,311,592 307,845 1,066,455
Shares issued in reinvestment of
distributions ....................... 12,918 822,932 303,087
Shares redeemed ................... (782,176) (3,558,441) (622,512) (1,160,379)
Net increase (decrease) in shares
outstanding ........................ (570,389) (1,423,917) (314,667) 209,163
Class A
Shares sold ....................... 35,559 101,119
Shares issued in reinvestment of
distributions ....................... 40,997
Shares redeemed ................... (88,667) (134,635)
Net increase (decrease) in shares
outstanding ........................ (53,108) 7,481
Institutional Class
Shares sold ....................... 622,037 2,872,796 4,199,548 4,412,522
Shares issued in reinvestment of
distributions ....................... 275,031 18,310,942 1,810,540
Shares redeemed ................... (51,803,323) (42,633,306) (2,580,538) (7,382,030)
Net increase (decrease) in shares
outstanding ........................ (50,906,255) (21,449,568) 1,619,010 (1,158,968)

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
44
US Sustainable Economy Fund Global Sustainable Infrastructure ETF
1,2,3
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $3,615,007 $3,766,890 $1,076,010 $1,990,207
Net realized gain (loss) on investments
and foreign currency transactions ... 6,531,945 20,646,775 3,734,597 (326,783)
Change in unrealized appreciation on
investments and foreign currency
translations ................... 94,752,683 65,922,005 4,785,706 14,565,525
Net increase in net assets resulting
from operations ............. 104,899,635 90,335,670 9,596,313 16,228,949
Distributions from distributable earning -
Investor Class ................... (664,984) (11,244,626) (125,210)
Distributions from distributable earning -
Class A ........................ (27,543) (522,572)
Distributions from distributable earning -
Institutional Class ................ (2,948,713) (16,651,990) (2,229,896)
Distributions from distributable earning -
ETF .......................... (1,109,016)
Total distributions to shareholders ..... (3,641,240) (28,419,188) (1,109,016) (2,355,106)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 3,521,271 5,830,316 62,511 1,624,006
Proceeds from reinvestment of
distributions .................... 648,652 11,022,456 121,436
Cost of shares redeemed ............ (25,124,003) (24,521,240) (1,675,192) (3,486,227)
Net decrease from Investor Class
transactions .................... (20,954,080) (7,668,468) (1,612,681) (1,740,785)
Class A
Proceeds from shares sold ........... 46,776 640,739
Proceeds from reinvestment of
distributions .................... 27,444 514,938
Cost of shares redeemed ............ (1,973,384) (2,789,095)
Net decrease from Class A transactions . (1,899,164) (1,633,418)
Institutional Class
Proceeds from shares sold ........... 464,401,842 181,431,405
Proceeds from reinvestment of
distributions .................... 2,887,072 16,033,893
Cost of shares redeemed ............ (12,830,162) (32,547,166)
Net increase from Institutional Class
transactions .................... 454,458,752 164,918,132
ETF
Proceeds from shares sold ........... 14,391,553 5,563,675
Proceeds from reinvestment of
distributions .................... 2,206,093
Cost of shares redeemed ............ (288,769) (10,623,734)
Net increase (decrease) from ETF
transactions .................... 14,102,784 (2,853,966)
Net increase (decrease) from capital share
transactions ...................... 431,605,508 155,616,246 12,490,103 (4,594,751)
Net increase in net assets ....... 532,863,903 217,532,728 20,977,400 9,279,092
Net assets
Beginning of period ................ 554,024,138 336,491,410 97,518,798 88,239,706
End of period ..................... $1,086,888,041 $554,024,138 $118,496,198 $97,518,798

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
45
US Sustainable Economy Fund Global Sustainable Infrastructure ETF
1,2,3
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 134,589 244,388 2,582 164,501
Shares issued in reinvestment of
distributions ....................... 22,736 431,337 12,038
Shares redeemed ................... (922,974) (1,026,447) (68,533) (349,874)
Net decrease in shares outstanding ...... (765,649) (350,722) (65,951) (173,335)
Class A
Shares sold ....................... 1,766 27,842
Shares issued in reinvestment of
distributions ....................... 967 20,261
Shares redeemed ................... (75,248) (120,647)
Net decrease in shares outstanding ...... (72,515) (72,544)
Institutional Class
Shares sold ....................... 16,550,932 7,906,684
Shares issued in reinvestment of
distributions ....................... 95,789 595,518
Shares redeemed ................... (455,959) (1,287,823)
Net increase in shares outstanding ...... 16,190,762 7,214,379
ETF
Shares sold ....................... 545,075 553,331
Shares issued in reinvestment of
distributions ....................... 217,538
Shares redeemed ................... (11,872) (1,062,441)
Net increase (decrease) in shares
outstanding ........................ 533,203 (291,572)
1
Impax Global Sustainable Infrastructure ETF was known as Impax Global Infrastructure ETF prior to May 1, 2026.
2
The Impax Global Sustainable Infrastructure ETF acquired all the assets and liabilities of the Global Sustainable Infrastructure Fund
("Predecessor Fund"), in a reorganization that occurred as of the close of business on February 2, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF") as of that date and, as result of the Reorganization, adopted the financial history of Institutional Class Shares of the Predecessor Fund. See Notes to Financial Statements for further information on the Reorganization.

Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note E to the Financial Statements.

Financial Statements
Statements of Changes in Net Assets
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
46
Global Opportunities Fund Global Environmental Markets Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $239,373 $274,672 $5,616,270 $10,682,510
Net realized gain on investments and
foreign currency transactions ...... 9,804,470 8,965,290 324,801,021 350,093,703
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (5,101,460) 2,620,497 (5,898,046) (90,524,622)
Net increase in net assets resulting
from operations ............. 4,942,383 11,860,459 324,519,245 270,251,591
Distributions from distributable earning -
Investor Class ................... (13,478) (506,157) (348,964) (29,972,489)
Distributions from distributable earning -
Class A ........................ (42,130) (3,583,124)
Distributions from distributable earning -
Institutional Class ................ (251,019) (7,732,423) (5,109,909) (308,378,797)
Total distributions to shareholders ..... (264,497) (8,238,580) (5,501,003) (341,934,410)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 526,037 780,641 3,336,611 7,554,165
Proceeds from reinvestment of
distributions .................... 14,014 477,324 336,171 29,047,659
Cost of shares redeemed ............ (885,897) (1,648,642) (15,260,651) (37,864,025)
Net decrease from Investor Class
transactions .................... (345,846) (390,677) (11,587,869) (1,262,201)
Class A
Proceeds from shares sold ........... 1,126,355 1,728,825
Proceeds from reinvestment of
distributions .................... 39,824 3,310,897
Cost of shares redeemed ............ (2,459,906) (3,899,515)
Net increase (decrease) from Class A
transactions .................... (1,293,727) 1,140,207
Institutional Class
Proceeds from shares sold ........... 1,936,747 12,627,970 103,503,027 201,745,097
Proceeds from reinvestment of
distributions .................... 236,093 7,530,756 4,692,365 283,242,620
Cost of shares redeemed ............ (36,643,313) (22,712,897) (331,585,253) (1,023,513,121)
Net decrease from Institutional Class
transactions .................... (34,470,473) (2,554,171) (223,389,861) (538,525,404)
Net decrease from capital share
transactions ...................... (34,816,319) (2,944,848) (236,271,457) (538,647,398)
Net increase (decrease) in net
assets ..................... (30,138,433) 677,031 82,746,785 (610,330,217)
Net assets
Beginning of period ................ 126,672,725 125,995,694 1,671,517,691 2,281,847,908
End of period ..................... $96,534,292 $126,672,725 $1,754,264,476 $1,671,517,691

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
47
Global Opportunities Fund Global Environmental Markets Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 31,400 45,391 151,168 319,599
Shares issued in reinvestment of
distributions ....................... 811 28,625 13,638 1,397,032
Shares redeemed ................... (53,022) (99,080) (681,568) (1,628,405)
Net increase (decrease) in shares
outstanding ........................ (20,811) (25,064) (516,762) 88,226
Class A
Shares sold ....................... 51,065 72,235
Shares issued in reinvestment of
distributions ....................... 1,619 159,622
Shares redeemed ................... (111,012) (165,713)
Net increase (decrease) in shares
outstanding ........................ (58,328) 66,144
Institutional Class
Shares sold ....................... 114,677 736,982 4,572,310 8,409,880
Shares issued in reinvestment of
distributions ....................... 13,483 446,982 187,245 13,390,500
Shares redeemed ................... (2,192,204) (1,310,696) (14,555,507) (42,470,838)
Net decrease in shares outstanding ...... (2,064,044) (126,732) (9,795,952) (20,670,458)

Financial Statements
Statements of Changes in Net Assets
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
48
Global Women’s Leadership Fund
1
International Sustainable Economy Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $5,750,275 $10,075,061 $31,132,431 $34,717,688
Net realized gain on investments and
foreign currency transactions ...... 51,414,182 69,384,636 75,896,196 76,824,209
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (2,009,025) 32,296,631 71,058,155 247,154,298
Net increase in net assets resulting
from operations ............. 55,155,432 111,756,328 178,086,782 358,696,195
Distributions from distributable earning -
Investor Class ................... (1,097,981) (12,754,414) (2,026,600) (7,852,289)
Distributions from distributable earning -
Institutional Class ................ (4,501,096) (53,907,494) (28,147,143) (100,642,239)
Total distributions to shareholders ..... (5,599,077) (66,661,908) (30,173,743) (108,494,528)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 3,457,686 6,519,055 13,463,559 39,296,427
Proceeds from reinvestment of
distributions .................... 1,031,092 12,044,513 1,986,983 7,718,051
Cost of shares redeemed ............ (12,496,624) (26,687,795) (15,690,019) (37,014,046)
Net increase (decrease) from Investor
Class transactions ............... (8,007,846) (8,124,227) (239,477) 10,000,432
Institutional Class
Proceeds from shares sold ........... 22,394,986 46,487,609 234,566,025 305,138,136
Proceeds from reinvestment of
distributions .................... 3,749,716 48,287,177 24,593,200 89,029,784
Cost of shares redeemed ............ (123,960,873) (152,182,397) (133,305,413) (283,466,556)
Net increase (decrease) from Institutional
Class transactions ............... (97,816,171) (57,407,611) 125,853,812 110,701,364
Net increase (decrease) from capital share
transactions ...................... (105,824,017) (65,531,838) 125,614,335 120,701,796
Net increase (decrease) in net
assets ..................... (56,267,662) (20,437,418) 273,527,374 370,903,463
Net assets
Beginning of period ................ 708,113,422 728,550,840 1,596,207,609 1,225,304,146
End of period ..................... $651,845,760 $708,113,422 $1,869,734,983 $1,596,207,609

Financial Statements
Statements of Changes in Net Assets
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
49
Global Women’s Leadership Fund
1
International Sustainable Economy Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 98,033 192,308 1,031,816 3,340,825
Shares issued in reinvestment of
distributions ....................... 27,547 348,755 145,673 626,114
Shares redeemed ................... (350,001) (791,297) (1,188,525) (3,114,429)
Net increase (decrease) in shares
outstanding ........................ (224,421) (250,234) (11,036) 852,510
Institutional Class
Shares sold ....................... 616,626 1,370,841 18,291,568 26,225,259
Shares issued in reinvestment of
distributions ....................... 99,147 1,385,043 1,847,723 7,404,097
Shares redeemed ................... (3,470,736) (4,525,848) (10,393,440) (24,318,831)
Net increase (decrease) in shares
outstanding ........................ (2,754,963) (1,769,964) 9,745,851 9,310,525
1
Impax Global Women's Leadership Fund was known as Impax Ellevate Global Women's Leadership Fund prior to May 1, 2026.

Financial Statements
Statements of Changes in Net Assets
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
50
Core Bond Fund High Yield Bond Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $17,469,034 $33,591,709 $16,796,859 $32,352,695
Net realized gain (loss) on investments
and foreign currency transactions ... (5,787,987) (12,433,546) 254,133 (2,176,228)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (5,586,812) 33,632,405 (6,391,172) 15,256,804
Net increase in net assets resulting
from operations ............. 6,094,235 54,790,568 10,659,820 45,433,271
Distributions from distributable earning -
Investor Class ................... (303,107) (554,451) (3,376,213) (7,143,391)
Distributions from distributable earning -
Class A ........................ (151,267) (342,436)
Distributions from distributable earning -
Institutional Class ................ (17,154,133) (33,125,994) (12,929,155) (24,881,804)
Total distributions to shareholders ..... (17,457,240) (33,680,445) (16,456,635) (32,367,631)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 1,181,546 5,471,248 5,340,494 18,630,418
Proceeds from reinvestment of
distributions .................... 298,519 547,316 3,241,869 6,881,449
Cost of shares redeemed ............ (1,770,673) (3,289,592) (12,522,858) (36,322,194)
Net increase (decrease) from Investor
Class transactions ............... (290,608) 2,728,972 (3,940,495) (10,810,327)
Class A
Proceeds from shares sold ........... 48,924 2,575,800
Proceeds from reinvestment of
distributions .................... 117,366 246,565
Cost of shares redeemed ............ (2,316,747) (995,658)
Net increase (decrease) from Class A
transactions .................... (2,150,457) 1,826,707
Institutional Class
Proceeds from shares sold ........... 36,496,522 30,147,723 25,809,574 72,725,036
Proceeds from reinvestment of
distributions .................... 17,142,160 33,103,911 11,752,881 22,493,759
Cost of shares redeemed ............ (9,610,445) (65,194,276) (27,890,194) (104,717,067)
Net increase (decrease) from Institutional
Class transactions ............... 44,028,237 (1,942,642) 9,672,261 (9,498,272)
Net increase (decrease) from capital share
transactions ...................... 43,737,629 786,330 3,581,309 (18,481,892)
Net increase (decrease) in net
assets ..................... 32,374,624 21,896,453 (2,215,506) (5,416,252)
Net assets
Beginning of period ................ 857,297,525 835,401,072 535,826,692 541,242,944
End of period ..................... $889,672,149 $857,297,525 $533,611,186 $535,826,692

Financial Statements
Statements of Changes in Net Assets
(continued)
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51
Core Bond Fund High Yield Bond Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 132,982 621,241 869,884 3,065,349
Shares issued in reinvestment of
distributions ....................... 33,717 61,844 528,500 1,124,534
Shares redeemed ................... (200,954) (374,555) (2,037,723) (5,979,481)
Net increase (decrease) in shares
outstanding ........................ (34,255) 308,530 (639,339) (1,789,598)
Class A
Shares sold ....................... 7,963 427,726
Shares issued in reinvestment of
distributions ....................... 19,118 40,229
Shares redeemed ................... (379,994) (162,928)
Net increase (decrease) in shares
outstanding ........................ (352,913) 305,027
Institutional Class
Shares sold ....................... 4,145,838 3,432,050 4,214,283 11,948,179
Shares issued in reinvestment of
distributions ....................... 1,936,966 3,742,583 1,923,894 3,688,690
Shares redeemed ................... (1,079,428) (7,438,577) (4,559,699) (17,261,735)
Net increase (decrease) in shares
outstanding ........................ 5,003,376 (263,944) 1,578,478 (1,624,866)

Financial Statements
Statements of Changes in Net Assets
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
52
Sustainable Allocation Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Investment income, net ................................................. $26,187,832 $45,116,587
Net realized gain on investments and foreign currency transactions ................ 42,777,090 219,753,520
Change in unrealized appreciation (depreciation) on investments and foreign currency translations ........................................................ 52,542,372 (25,868,250)
Net increase in net assets resulting from operations ........................ 121,507,294 239,001,857
Distributions from distributable earning - Investor Class .......................... (25,007,229) (119,855,756)
Distributions from distributable earning - Institutional Class ........................ (22,323,009) (93,326,244)
Total distributions to shareholders .......................................... (47,330,238) (213,182,000)
From capital share transactions:
Investor Class
Proceeds from shares sold ................................................ 13,106,238 24,222,825
Proceeds from reinvestment of distributions ................................... 24,118,341 116,250,281
Cost of shares redeemed ................................................. (112,405,324) (171,935,166)
Net decrease from Investor Class transactions ................................. (75,180,745) (31,462,060)
Institutional Class
Proceeds from shares sold ................................................ 70,322,539 138,919,717
Proceeds from reinvestment of distributions ................................... 21,509,954 90,371,355
Cost of shares redeemed ................................................. (84,026,160) (137,671,158)
Net increase from Institutional Class transactions ............................... 7,806,333 91,619,914
Net increase (decrease) from capital share transactions .......................... (67,374,412) 60,157,854
Net increase in net assets ............................................ 6,802,644 85,977,711
Net assets
Beginning of period ..................................................... 2,388,985,431 2,303,007,720
End of period .......................................................... $2,395,788,075 $2,388,985,431
Shares of Beneficial Interest:
Investor Class
Shares sold ............................................................ 498,372 910,878
Shares issued in reinvestment of distributions ................................... 903,648 4,418,981
Shares redeemed ........................................................ (4,225,608) (6,457,811)
Net decrease in shares outstanding ........................................... (2,823,588) (1,127,952)
Institutional Class
Shares sold ............................................................ 2,559,390 4,981,144
Shares issued in reinvestment of distributions ................................... 783,320 3,343,461
Shares redeemed ........................................................ (3,093,329) (5,058,572)
Net increase in shares outstanding ........................................... 249,381 3,266,033

Financial Highlights
Impax Large Cap Fund
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
53
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $11.02 $12.73 $13.24 $11.52 $14.82 $12.02
Net investment income
1
............. 0.02 0.04 0.08 0.09 0.06 0.03
Net realized and unrealized gains (losses) 0.09 1.49 1.75 2.20 (3.02) 3.63
Total from investment operations ........ 0.11 1.53 1.83 2.29 (2.96) 3.66
Distributions to shareholders
From net investment income ......... 0.05 0.04 0.10 0.10 0.08 0.03
From net realized gains ............. — 3.20 2.24 0.47 0.26 0.83
Total distributions ................... 0.05 3.24 2.34 0.57 0.34 0.86
Net asset value, end of period .......... $11.08 $11.02 $12.73 $13.24 $11.52 $14.82
Total return
2
....................... 0.96% 11.92% 13.72% 19.90% (19.99)% 30.57%
Net assets, end of period (in $000’s) ..... $35,042 $41,134 $65,658 $58,218 $56,667 $57,965
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.00% 0.98% 0.98% 0.98% 0.97% 0.97%
Net investment income ............... 0.46% 0.28% 0.57% 0.71% 0.49% 0.22%
Total expenses excluding reimbursements
and waivers ...................... 1.00% 0.98% 0.98% 0.98% 0.97% 0.97%
Portfolio Turnover ................... 25%
4
60% 36% 44% 34% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Large Cap Fund
(continued)
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Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
54
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $11.09 $12.78 $13.28 $11.56 $14.87 $12.05
Net investment income
1
............. 0.04 0.07 0.12 0.12 0.09 0.07
Net realized and unrealized gains (losses) 0.08 1.50 1.75 2.20 (3.03) 3.64
Total from investment operations ........ 0.12 1.57 1.87 2.32 (2.94) 3.71
Distributions to shareholders
From net investment income ......... 0.06 0.06 0.13 0.13 0.11 0.06
From net realized gains ............. — 3.20 2.24 0.47 0.26 0.83
Total distributions ................... 0.06 3.26 2.37 0.60 0.37 0.89
Net asset value, end of period .......... $11.15 $11.09 $12.78 $13.28 $11.56 $14.87
Total return
2
....................... 1.08% 12.20% 14.02% 20.12% (19.77)% 30.92%
Net assets, end of period (in $000’s) ..... $330,186 $892,972 $1,303,427 $1,384,959 $1,291,988 $1,511,547
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.75% 0.73% 0.73% 0.73% 0.72% 0.71%
Net investment income ............... 0.71% 0.52% 0.81% 0.96% 0.73% 0.47%
Total expenses excluding reimbursements
and waivers ...................... 0.75% 0.73% 0.73% 0.73% 0.72% 0.71%
Portfolio Turnover ................... 25%
4
60% 36% 44% 34% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Small Cap Fund
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SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
55
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $18.23 $17.38 $15.96 $14.06 $18.72 $15.78
Net investment income (loss)
1
........ (0.03) (0.04) (0.01) (0.02) (0.03) 0.08
Net realized and unrealized gains (losses) 4.25 2.07 2.33 1.92 (4.28) 4.66
Total from investment operations ........ 4.22 2.03 2.32 1.90 (4.31) 4.74
Distributions to shareholders
From net investment income ......... — — — — — 0.04
From net realized gains ............. — 1.18 0.90 — 0.35 1.76
Total distributions ................... — 1.18 0.90 — 0.35 1.80
Net asset value, end of period .......... $22.45 $18.23 $17.38 $15.96 $14.06 $18.72
Total return
2
....................... 23.15% 11.47% 14.51% 13.51% (22.97)% 30.26%
Net assets, end of period (in $000’s) ..... $117,795 $101,380 $93,020 $96,548 $93,090 $125,234
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.14% 1.16% 1.15% 1.16% 1.16% 1.15%
Net investment income (loss) .......... (0.34)% (0.25)% (0.05)% (0.11)% (0.23)%
4
0.44%
Total expenses excluding reimbursements
and waivers ...................... 1.14% 1.16% 1.15% 1.16% 1.16% 1.15%
Portfolio Turnover ................... 27%
5
36% 48% 43% 38% 44%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Investor Class shares would have remained the same at (22.97%). The Net Investment Income for Investor Class shares would have been (0.24%).
5
Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
56
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of period ..... $18.16 $17.32 $15.91 $14.01 $18.66 $15.73
Net investment income (loss)
1
........ (0.03) (0.04) (0.01) (0.02) (0.03) 0.08
Net realized and unrealized gains (losses) 4.24 2.06 2.32 1.92 (4.27) 4.65
Total from investment operations ........ 4.21 2.02 2.31 1.90 (4.30) 4.73
Distributions to shareholders
From net investment income ......... — — — — — 0.04
From net realized gains ............. — 1.18 0.90 — 0.35 1.76
Total distributions ................... — 1.18 0.90 — 0.35 1.80
Net asset value, end of period .......... $22.37 $18.16 $17.32 $15.91 $14.01 $18.66
Total return
2
....................... 23.18% 11.45% 14.49% 13.56% (23.03)% 30.29%
Net assets, end of period (in $000’s) ..... $15,465 $13,521 $12,763 $11,700 $10,895 $14,305
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.14% 1.16% 1.15% 1.16% 1.16% 1.15%
Net investment income (loss) .......... (0.34)% (0.25)% (0.05)% (0.10)% (0.23)%
4
0.44%
Total expenses excluding reimbursements
and waivers ...................... 1.14% 1.16% 1.15% 1.16% 1.16% 1.15%
Portfolio Turnover ................... 27%
5
36% 48% 43% 38% 44%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Class A shares would have remained the same at (23.03%). The Net Investment Income for Class A shares would have been (0.22%).

Not annualized.

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
57
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $18.69 $17.75 $16.26 $14.29 $18.99 $15.99
Net investment income (loss)
1
........ (0.01) (0.00)
2
0.04 0.02 0.01 0.14
Net realized and unrealized gains (losses) 4.37 2.12 2.37 1.95 (4.34) 4.71
Total from investment operations ........ 4.36 2.12 2.41 1.97 (4.33) 4.85
Distributions to shareholders
From net investment income ......... — — 0.02 — 0.02 0.09
From net realized gains ............. — 1.18 0.90 — 0.35 1.76
Total distributions ................... — 1.18 0.92 — 0.37 1.85
Net asset value, end of period .......... $23.05 $18.69 $17.75 $16.26 $14.29 $18.99
Total return
3
....................... 23.33% 11.74% 14.79% 13.79% (22.80)% 30.54%
Net assets, end of period (in $000’s) ..... $815,981 $631,459 $620,214 $568,779 $484,498 $603,123
Ratios to average net assets
4
Net expenses including reimbursements and
waivers ......................... 0.90% 0.91% 0.90% 0.91% 0.91% 0.90%
Net investment income (loss) .......... (0.08)% (0.00)%
5
0.21% 0.15% 0.03%
6
0.73%
Total expenses excluding reimbursements
and waivers ...................... 0.90% 0.91% 0.90% 0.91% 0.91% 0.90%
Portfolio Turnover ................... 27%
7
36% 48% 43% 38% 44%
1
Based on average shares outstanding during the period.
2
Less than $0.005 per share.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
Rounds to less than 0.005%.
6
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Institutional
Class shares would have remained the same at (22.80%). The Net Investment Income for Institutional Class shares would have been 0.02%.
7
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
58
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $25.60 $23.32 $22.51 $19.19 $25.28 $23.78
Net investment income
1
............. 0.10 0.16 0.22 0.23 0.22 0.20
Net realized and unrealized gains (losses) 3.06 3.50 4.39 4.42 (4.84) 6.83
Total from investment operations ........ 3.16 3.66 4.61 4.65 (4.62) 7.03
Distributions to shareholders
From net investment income ......... 0.09 0.23 0.49 0.10 0.37 0.20
From net realized gains ............. — 1.15 3.31 1.23 1.06 5.33
Tax return of capital ................ — — — — 0.04 —
Total distributions ................... 0.09 1.38 3.80 1.33 1.47 5.53
Net asset value, end of period .......... $28.67 $25.60 $23.32 $22.51 $19.19 $25.28
Total return
2
....................... 12.33% 15.71% 20.41% 24.39% (18.25)% 30.02%
Net assets, end of period (in $000’s) ..... $222,173 $217,981 $206,720 $185,687 $159,822 $205,407
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.72% 0.70% 0.71% 0.70% 0.70% 0.74%
Net investment income ............... 0.77% 0.68% 0.87% 1.06% 1.01% 0.74%
Total expenses excluding reimbursements
and waivers ...................... 0.79% 0.84% 0.88% 0.88% 0.88% 0.88%
Portfolio Turnover ................... 15%
4
52% 45% 43% 37% 47%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
59
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of period ..... $25.46 $23.19 $22.41 $19.11 $25.18 $23.71
Net investment income
1
............. 0.10 0.16 0.22 0.22 0.22 0.20
Net realized and unrealized gains (losses) 3.03 3.49 4.36 4.42 (4.82) 6.80
Total from investment operations ........ 3.13 3.65 4.58 4.64 (4.60) 7.00
Distributions to shareholders
From net investment income ......... 0.08 0.23 0.49 0.11 0.37 0.20
From net realized gains ............. — 1.15 3.31 1.23 1.06 5.33
Tax return of capital ................ — — — — 0.04 —
Total distributions ................... 0.08 1.38 3.80 1.34 1.47 5.53
Net asset value, end of period .......... $28.51 $25.46 $23.19 $22.41 $19.11 $25.18
Total return
2
....................... 12.31% 15.75% 20.37% 24.39% (18.24)% 29.99%
Net assets, end of period (in $000’s) ..... $9,304 $10,153 $10,932 $9,469 $8,142 $10,150
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.72% 0.70% 0.71% 0.70% 0.70% 0.74%
Net investment income ............... 0.78% 0.68% 0.87% 1.06% 1.01% 0.74%
Total expenses excluding reimbursements
and waivers ...................... 0.79% 0.84% 0.87% 0.88% 0.88% 0.88%
Portfolio Turnover ................... 15%
4
52% 45% 43% 37% 47%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
60
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $27.03 $24.55 $23.53 $19.99 $26.25 $24.52
Net investment income
1
............. 0.14 0.24 0.30 0.29 0.28 0.28
Net realized and unrealized gains (losses) 3.23 3.68 4.58 4.61 (5.02) 7.05
Total from investment operations ........ 3.37 3.92 4.88 4.90 (4.74) 7.33
Distributions to shareholders
From net investment income ......... 0.12 0.29 0.55 0.13 0.42 0.27
From net realized gains ............. — 1.15 3.31 1.23 1.06 5.33
Tax return of capital ................ — — — — 0.04 —
Total distributions ................... 0.12 1.44 3.86 1.36 1.52 5.60
Net asset value, end of period .......... $30.28 $27.03 $24.55 $23.53 $19.99 $26.25
Total return
2
....................... 12.46% 16.00% 20.69% 24.65% (18.01)% 30.35%
Net assets, end of period (in $000’s) ..... $855,412 $325,890 $118,840 $94,815 $80,572 $98,866
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.48% 0.45% 0.46% 0.45% 0.45% 0.49%
Net investment income ............... 0.98% 0.92% 1.12% 1.31% 1.27% 0.99%
Total expenses excluding reimbursements
and waivers ...................... 0.53% 0.58% 0.62% 0.63% 0.63% 0.63%
Portfolio Turnover ................... 15%
4
52% 45% 43% 37% 47%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Sustainable Infrastructure ETF (formerly Impax Global Infrastructure ETF)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
61
a
Six Months
Ended June
30, 2026
(unaudited)
1
Year Ended December 31,
2025 2024 2023 2022 2021
ETF
Net asset value, beginning of period
2
..... $23.78 $20.52 $21.26 $19.94 $23.64 $33.06
Net investment income
3
............. 0.26 0.49 0.49 0.56 0.60 1.00
Net realized and unrealized gains (losses) 2.15 3.35 (0.74) 1.32 (3.76) 3.52
Total from investment operations ........ 2.41 3.84 (0.25) 1.88 (3.16) 4.52
Distributions to shareholders
From net investment income ......... 0.25 0.58 0.49 0.56 0.54 0.84
From net realized gains ............. — — — — — 13.10
Total distributions ................... 0.25 0.58 0.49 0.56 0.54 13.94
Net asset value, end of period .......... $25.94 $23.78 $20.52 $21.26 $19.94 $23.64
Total return
4
....................... 10.16% 18.72% (1.30)% 9.55% (13.25)% 14.27%
Net assets, end of period (in $000’s) ..... $118,496 $92,575 $82,453 $87,457 $101,022 $92,244
Ratios to average net assets
5
Net expenses including reimbursements and
waivers ......................... 0.61% 0.65% 0.62% 0.55% 0.55% 0.58%
Net investment income ............... 2.00% 2.07% 2.26% 2.69% 2.89% 2.81%
Total expenses excluding reimbursements
and waivers ...................... 0.61% 0.65% 0.65% 0.65% 0.65% 0.65%
Portfolio Turnover ................... 29%
6
53% 34% 89% 54% 127%
1
The Fund acquired all the assets and liabilities of the Global Sustainable Infrastructure Fund ("Predecessor Fund"), in a reorganization that occurred as of the close of business on February 2, 2026 ("Reorganization"). The Fund commenced operations as an exchange-traded fund ("ETF") as of that date and, as result of the Reorganization, adopted the financial history of Institutional Class Shares of the Predecessor Fund. See Notes to Financial Statements for further information on the Reorganization. For the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025, the information presented was audited by the independent registered public accounting firm of the
Predecessor Fund.
2
The net asset value and other share amounts have been restated for periods prior to the Reorganization to reflect the share conversion ratios of 0.429836 for the Institutional
Class and 0.427674 for the Investor Class of the Predecessor Fund as of the close of February 2, 2026. Note G further describes the changes in capital structure associated with the Reorganization. All financial information prior to the Reorganization is that of the Predecessor Fund.
3
Based on average shares outstanding during the period.
4
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
5
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Global Opportunities Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
62
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $16.63 $16.24 $15.73 $13.69 $17.09 $14.66
Net investment income (loss)
1
........ 0.02 (0.00)
2
0.02 0.02 0.01 (0.02)
Net realized and unrealized gains (losses) 0.89 1.53 0.95 2.05 (3.20) 2.76
Total from investment operations ........ 0.91 1.53 0.97 2.07 (3.19) 2.74
Distributions to shareholders
From net investment income ......... 0.03 0.02 0.05 0.03 0.03 —
From net realized gains ............. — 1.12 0.41 — 0.18 0.31
Total distributions ................... 0.03 1.14 0.46 0.03 0.21 0.31
Net asset value, end of period .......... $17.51 $16.63 $16.24 $15.73 $13.69 $17.09
Total return
3
....................... 5.48% 9.43% 6.14% 15.16% (18.66)% 18.69%
Net assets, end of period (in $000’s) ..... $7,769 $7,724 $7,952 $7,627 $5,260 $5,784
Ratios to average net assets
4
Net expenses including reimbursements and
waivers ......................... 1.27% 1.23% 1.23% 1.23% 1.23% 1.21%
Net investment income (loss) .......... 0.28% (0.02)% 0.14% 0.12% 0.09% (0.15)%
Total expenses excluding reimbursements
and waivers ...................... 1.37% 1.33% 1.33% 1.33% 1.33% 1.32%
Portfolio Turnover ................... 30%
5
49% 32% 33% 38% 30%
1
Based on average shares outstanding during the period.
2
Less than $0.005 per share.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
Not annualized.

Financial Highlights
Impax Global Opportunities Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
63
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $16.79 $16.37 $15.83 $13.75 $17.15 $14.69
Net investment income
1
............. 0.04 0.04 0.06 0.06 0.05 0.02
Net realized and unrealized gains (losses) 0.90 1.54 0.96 2.07 (3.22) 2.76
Total from investment operations ........ 0.94 1.58 1.02 2.13 (3.17) 2.78
Distributions to shareholders
From net investment income ......... 0.05 0.04 0.07 0.05 0.05 0.01
From net realized gains ............. — 1.12 0.41 — 0.18 0.31
Total distributions ................... 0.05 1.16 0.48 0.05 0.23 0.32
Net asset value, end of period .......... $17.68 $16.79 $16.37 $15.83 $13.75 $17.15
Total return
2
....................... 5.60% 9.66% 6.41% 15.50% (18.49)% 18.96%
Net assets, end of period (in $000’s) ..... $88,765 $118,949 $118,044 $114,505 $99,480 $137,236
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.02% 0.98% 0.98% 0.98% 0.98% 0.96%
Net investment income ............... 0.48% 0.23% 0.37% 0.39% 0.34% 0.11%
Total expenses excluding reimbursements
and waivers ...................... 1.11% 1.08% 1.08% 1.08% 1.08% 1.07%
Portfolio Turnover ................... 30%
4
49% 32% 33% 38% 30%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
64
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $20.66 $22.51 $22.47 $19.41 $25.22 $21.08
Net investment income
1
............. 0.05 0.07 0.06 0.09 0.07 0.14
Net realized and unrealized gains (losses) 4.26 3.03 1.04 3.11 (5.78) 4.48
Total from investment operations ........ 4.31 3.10 1.10 3.20 (5.71) 4.62
Distributions to shareholders
From net investment income ......... 0.05 0.13 0.10 0.14 0.04 0.13
From net realized gains ............. — 4.82 0.96 — 0.06 0.35
Total distributions ................... 0.05 4.95 1.06 0.14 0.10 0.48
Net asset value, end of period .......... $24.92 $20.66 $22.51 $22.47 $19.41 $25.22
Total return
2
....................... 20.87% 13.74% 4.87% 16.55% (22.62)% 21.95%
Net assets, end of period (in $000’s) ..... $167,478 $149,514 $160,953 $177,310 $167,290 $227,902
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.20% 1.18% 1.14% 1.16% 1.16% 1.15%
Net investment income ............... 0.46% 0.28% 0.26% 0.44% 0.37% 0.61%
Total expenses excluding reimbursements
and waivers ...................... 1.20% 1.18% 1.14% 1.16% 1.16% 1.15%
Portfolio Turnover ................... 46%
4
39% 30% 26% 35% 18%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
65
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of period ..... $20.61 $22.47 $22.44 $19.38 $25.17 $21.05
Net investment income
1
............. 0.05 0.07 0.06 0.09 0.07 0.14
Net realized and unrealized gains (losses) 4.25 3.02 1.03 3.11 (5.76) 4.46
Total from investment operations ........ 4.30 3.09 1.09 3.20 (5.69) 4.60
Distributions to shareholders
From net investment income ......... 0.05 0.13 0.10 0.14 0.04 0.13
From net realized gains ............. — 4.82 0.96 — 0.06 0.35
Total distributions ................... 0.05 4.95 1.06 0.14 0.10 0.48
Net asset value, end of period .......... $24.86 $20.61 $22.47 $22.44 $19.38 $25.17
Total return
2
....................... 20.88% 13.72% 4.84% 16.58% (22.58)% 21.89%
Net assets, end of period (in $000’s) ..... $19,940 $17,732 $17,848 $19,283 $17,292 $22,613
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 1.20% 1.18% 1.14% 1.16% 1.16% 1.15%
Net investment income ............... 0.46% 0.28% 0.26% 0.43% 0.36% 0.61%
Total expenses excluding reimbursements
and waivers ...................... 1.20% 1.18% 1.14% 1.16% 1.16% 1.15%
Portfolio Turnover ................... 46%
4
39% 30% 26% 35% 18%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
66
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $20.99 $22.78 $22.70 $19.58 $25.40 $21.23
Net investment income
1
............. 0.08 0.13 0.12 0.14 0.12 0.21
Net realized and unrealized gains (losses) 4.34 3.06 1.05 3.15 (5.82) 4.49
Total from investment operations ........ 4.42 3.19 1.17 3.29 (5.70) 4.70
Distributions to shareholders
From net investment income ......... 0.08 0.16 0.13 0.17 0.06 0.18
From net realized gains ............. — 4.82 0.96 — 0.06 0.35
Total distributions ................... 0.08 4.98 1.09 0.17 0.12 0.53
Net asset value, end of period .......... $25.33 $20.99 $22.78 $22.70 $19.58 $25.40
Total return
2
....................... 21.06% 13.97% 5.12% 16.85% (22.39)% 22.23%
Net assets, end of period (in $000’s) ..... $1,566,846 $1,504,272 $2,103,047 $2,249,833 $2,024,095 $2,495,005
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.95% 0.93% 0.89% 0.91% 0.91% 0.90%
Net investment income ............... 0.69% 0.55% 0.51% 0.69% 0.63% 0.87%
Total expenses excluding reimbursements
and waivers ...................... 0.95% 0.93% 0.89% 0.91% 0.91% 0.90%
Portfolio Turnover ................... 46%
4
39% 30% 26% 35% 18%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Global Women’s Leadership Fund (formerly Ellevate Global Women’s Leadership Fund)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
67
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $34.58 $32.39 $31.66 $27.26 $35.14 $30.34
Net investment income
1
............. 0.28 0.42 0.45 0.57 0.42 0.39
Net realized and unrealized gains (losses) 2.74 5.17 3.35 4.34 (7.45) 4.84
Total from investment operations ........ 3.02 5.59 3.80 4.91 (7.03) 5.23
Distributions to shareholders
From net investment income ......... 0.29 0.59 0.76 0.51 0.24 0.43
From net realized gains ............. — 2.81 2.31 — 0.61 —
Total distributions ................... 0.29 3.40 3.07 0.51 0.85 0.43
Net asset value, end of period .......... $37.31 $34.58 $32.39 $31.66 $27.26 $35.14
Total return
2
....................... 8.73% 17.36% 12.08% 18.14% (19.98)% 17.27%
Net assets, end of period (in $000’s) ..... $141,602 $139,015 $138,288 $137,887 $123,060 $160,749
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.78% 0.78% 0.77% 0.77% 0.77% 0.76%
Net investment income ............... 1.59% 1.23% 1.36% 1.95% 1.42% 1.18%
Total expenses excluding reimbursements
and waivers ...................... 0.78% 0.78% 0.77% 0.77% 0.77% 0.76%
Portfolio Turnover ................... 12%
4
38% 63% 32% 45% 43%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021.

Financial Highlights
Impax Global Women’s Leadership Fund (formerly Ellevate Global Women’s Leadership Fund)
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
68
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $34.93 $32.68 $31.92 $27.45 $35.33 $30.50
Net investment income
1
............. 0.32 0.51 0.54 0.64 0.49 0.48
Net realized and unrealized gains (losses) 2.78 5.22 3.37 4.37 (7.48) 4.86
Total from investment operations ........ 3.10 5.73 3.91 5.01 (6.99) 5.34
Distributions to shareholders
From net investment income ......... 0.33 0.67 0.84 0.54 0.28 0.51
From net realized gains ............. — 2.81 2.31 — 0.61 —
Total distributions ................... 0.33 3.48 3.15 0.54 0.89 0.51
Net asset value, end of period .......... $37.70 $34.93 $32.68 $31.92 $27.45 $35.33
Total return
2
....................... 8.88% 17.67% 12.35% 18.41% (19.76)% 17.56%
Net assets, end of period (in $000’s) ..... $510,243 $569,099 $590,263 $695,585 $648,037 $854,540
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.53% 0.53% 0.52% 0.52% 0.52% 0.51%
Net investment income ............... 1.81% 1.48% 1.61% 2.20% 1.67% 1.43%
Total expenses excluding reimbursements
and waivers ...................... 0.53% 0.53% 0.52% 0.52% 0.52% 0.51%
Portfolio Turnover ................... 12%
4
38% 63% 32% 45% 43%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021.

Financial Highlights
Impax International Sustainable Economy Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
69
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $12.52 $10.41 $10.24 $8.80 $10.99 $10.35
Net investment income
1
............. 0.22 0.26 0.24 0.23 0.21 0.22
Net realized and unrealized gains (losses) 1.12 2.70 0.26 1.42 (2.19) 0.90
Total from investment operations ........ 1.34 2.96 0.50 1.65 (1.98) 1.12
Distributions to shareholders
From net investment income ......... 0.21 0.31 0.25 0.21 0.21 0.23
From net realized gains ............. — 0.54 0.08 — — 0.25
Total distributions ................... 0.21 0.85 0.33 0.21 0.21 0.48
Net asset value, end of period .......... $13.65 $12.52 $10.41 $10.24 $8.80 $10.99
Total return
2
....................... 10.70% 28.62% 4.87% 18.92% (18.00)% 10.88%
Net assets, end of period (in $000’s) ..... $133,587 $122,646 $93,094 $88,042 $81,939 $90,993
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.68% 0.69% 0.70% 0.70% 0.72% 0.72%
Net investment income ............... 3.42% 2.20% 2.22% 2.44% 2.30% 1.98%
Total expenses excluding reimbursements
and waivers ...................... 0.68% 0.69% 0.70% 0.70% 0.72% 0.72%
Portfolio Turnover ................... 19%
4
52% 46% 56% 51% 55%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021.

Financial Highlights
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
70
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $12.21 $10.17 $10.02 $8.61 $10.76 $10.14
Net investment income
1
............. 0.23 0.28 0.26 0.24 0.23 0.24
Net realized and unrealized gains (losses) 1.09 2.63 0.25 1.41 (2.15) 0.89
Total from investment operations ........ 1.32 2.91 0.51 1.65 (1.92) 1.13
Distributions to shareholders
From net investment income ......... 0.22 0.33 0.28 0.24 0.23 0.26
From net realized gains ............. — 0.54 0.08 — — 0.25
Total distributions ................... 0.22 0.87 0.36 0.24 0.23 0.51
Net asset value, end of period .......... $13.31 $12.21 $10.17 $10.02 $8.61 $10.76
Total return
2
....................... 10.85% 28.91% 5.04% 19.28% (17.80)% 11.19%
Net assets, end of period (in $000’s) ..... $1,736,148 $1,473,562 $1,132,210 $1,047,680 $743,946 $787,829
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.43% 0.44% 0.45% 0.45% 0.47% 0.47%
Net investment income ............... 3.69% 2.42% 2.48% 2.62% 2.57% 2.22%
Total expenses excluding reimbursements
and waivers ...................... 0.43% 0.44% 0.45% 0.45% 0.47% 0.47%
Portfolio Turnover ................... 19%
4
52% 46% 56% 51% 55%
5
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.
5
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021.

Financial Highlights
Impax Core Bond Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
71
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $8.91 $8.69 $8.88 $8.68 $10.21 $10.56
Net investment income
1
............. 0.17 0.33 0.31 0.25 0.18 0.14
Net realized and unrealized gains (losses) (0.12) 0.22 (0.19) 0.21 (1.52) (0.31)
Total from investment operations ........ 0.05 0.55 0.12 0.46 (1.34) (0.17)
Distributions to shareholders
From net investment income ......... 0.17 0.33 0.31 0.26 0.19 0.16
From net realized gains ............. — — — — — 0.02
Total distributions ................... 0.17 0.33 0.31 0.26 0.19 0.18
Net asset value, end of period .......... $8.79 $8.91 $8.69 $8.88 $8.68 $10.21
Total return
2
....................... 0.55% 6.44% 1.33% 5.36% (13.16)% (1.63)%
Net assets, end of period (in $000’s) ..... $15,293 $15,803 $12,726 $11,926 $12,029 $14,076
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.72% 0.73% 0.72% 0.72% 0.71% 0.71%
Net investment income ............... 3.85% 3.75% 3.53% 2.92% 1.99% 1.35%
Total expenses excluding reimbursements
and waivers ...................... 0.72% 0.73% 0.72% 0.72% 0.71% 0.71%
Portfolio Turnover ................... 64%
4
137% 124% 79% 70% 48%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Core Bond Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
72
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $8.91 $8.68 $8.88 $8.68 $10.21 $10.56
Net investment income
1
............. 0.18 0.35 0.33 0.28 0.21 0.16
Net realized and unrealized gains (losses) (0.12) 0.23 (0.20) 0.20 (1.52) (0.30)
Total from investment operations ........ 0.06 0.58 0.13 0.48 (1.31) (0.14)
Distributions to shareholders
From net investment income ......... 0.18 0.35 0.33 0.28 0.22 0.19
From net realized gains ............. — — — — — 0.02
Total distributions ................... 0.18 0.35 0.33 0.28 0.22 0.21
Net asset value, end of period .......... $8.79 $8.91 $8.68 $8.88 $8.68 $10.21
Total return
2
....................... 0.68% 6.82% 1.46% 5.62% (12.94)% (1.38)%
Net assets, end of period (in $000’s) ..... $874,379 $841,495 $822,675 $884,413 $787,620 $771,495
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.47% 0.48% 0.47% 0.47% 0.46% 0.46%
Net investment income ............... 4.10% 4.00% 3.78% 3.19% 2.26% 1.60%
Total expenses excluding reimbursements
and waivers ...................... 0.47% 0.48% 0.47% 0.47% 0.46% 0.46%
Portfolio Turnover ................... 64%
4
137% 124% 79% 70% 48%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
73
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $6.19 $6.04 $6.02 $5.73 $6.90 $6.97
Net investment income
1
............. 0.19 0.36 0.33 0.33 0.29 0.27
Net realized and unrealized gains (losses) (0.07) 0.15 0.02 0.29 (1.17) (0.07)
Total from investment operations ........ 0.12 0.51 0.35 0.62 (0.88) 0.20
Distributions to shareholders
From net investment income ......... 0.18 0.36 0.33 0.33 0.29 0.27
Total distributions ................... 0.18 0.36 0.33 0.33 0.29 0.27
Net asset value, end of period .......... $6.13 $6.19 $6.04 $6.02 $5.73 $6.90
Total return
2
....................... 2.03% 8.72% 6.06% 11.09% (12.89)% 2.96%
Net assets, end of period (in $000’s) ..... $110,254 $115,414 $123,274 $131,044 $137,689 $172,881
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.93% 0.95% 0.93% 0.93% 0.92% 0.93%
Net investment income ............... 6.16% 5.93% 5.49% 5.63% 4.70% 3.86%
Total expenses excluding reimbursements
and waivers ...................... 0.93% 0.95% 0.93% 0.93% 0.92% 0.93%
Portfolio Turnover ................... 44%
4
84% 61% 29% 35% 51%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
74
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of period ..... $6.20 $6.05 $6.03 $5.74 $6.92 $6.98
Net investment income
1
............. 0.19 0.36 0.33 0.33 0.29 0.27
Net realized and unrealized gains (losses) (0.08) 0.15 0.03 0.29 (1.18) (0.06)
Total from investment operations ........ 0.11 0.51 0.36 0.62 (0.89) 0.21
Distributions to shareholders
From net investment income ......... 0.18 0.36 0.34 0.33 0.29 0.27
Total distributions ................... 0.18 0.36 0.34 0.33 0.29 0.27
Net asset value, end of period .......... $6.13 $6.20 $6.05 $6.03 $5.74 $6.92
Total return
2
....................... 1.87% 8.73% 6.06% 11.08% (12.99)% 3.11%
Net assets, end of period (in $000’s) ..... $4,125 $6,358 $4,358 $4,294 $5,011 $7,102
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.93% 0.95% 0.93% 0.93% 0.92% 0.93%
Net investment income ............... 6.17% 5.92% 5.49% 5.63% 4.68% 3.85%
Total expenses excluding reimbursements
and waivers ...................... 0.93% 0.95% 0.93% 0.93% 0.92% 0.93%
Portfolio Turnover ................... 44%
4
84% 61% 29% 35% 51%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
75
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $6.17 $6.02 $6.00 $5.71 $6.88 $6.94
Net investment income
1
............. 0.19 0.38 0.34 0.34 0.30 0.28
Net realized and unrealized gains (losses) (0.07) 0.15 0.03 0.29 (1.17) (0.04)
Total from investment operations ........ 0.12 0.53 0.37 0.63 (0.87) 0.24
Distributions to shareholders
From net investment income ......... 0.19 0.38 0.35 0.34 0.30 0.30
Total distributions ................... 0.19 0.38 0.35 0.34 0.30 0.30
Net asset value, end of period .......... $6.10 $6.17 $6.02 $6.00 $5.71 $6.88
Total return
2
....................... 1.99% 9.00% 6.33% 11.39% (12.72)% 3.36%
Net assets, end of period (in $000’s) ..... $419,233 $414,054 $413,611 $428,004 $443,891 $560,469
Ratios to average net assets
3
Net expenses including reimbursements and
waivers ......................... 0.68% 0.70% 0.68% 0.68% 0.67% 0.69%
Net investment income ............... 6.41% 6.18% 5.74% 5.89% 4.95% 4.08%
Total expenses excluding reimbursements
and waivers ...................... 0.68% 0.70% 0.68% 0.68% 0.67% 0.69%
Portfolio Turnover ................... 44%
4
84% 61% 29% 35% 51%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
www.impaxam.com
Semiannual Report SEE NOTES TO FINANCIAL STATEMENTS
76
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of period ..... $26.09 $25.82 $24.92 $22.78 $28.98 $26.36
Net investment income
1
............. 0.27 0.49 0.50 0.43 0.33 0.23
Net realized and unrealized gains (losses) 1.08 2.30 1.36 2.55 (5.11) 3.79
Total from investment operations ........ 1.35 2.79 1.86 2.98 (4.78) 4.02
Distributions to shareholders
From net investment income ......... 0.53 0.54 0.51 0.34 0.29 0.23
From net realized gains ............. — 1.98 0.45 0.50 1.13 1.17
Total distributions ................... 0.53 2.52 0.96 0.84 1.42 1.40
Net asset value, end of period .......... $26.91 $26.09 $25.82 $24.92 $22.78 $28.98
Total return
2
....................... 5.20% 10.86% 7.50% 13.17% (16.42)% 15.31%
Net assets, end of period (in $000’s) ..... $1,286,406 $1,320,795 $1,336,213 $1,371,707 $1,299,467 $1,652,892
Ratios to average net assets
3
Net expenses including reimbursements and
waivers
4
......................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ............... 2.10% 1.85% 1.92% 1.82% 1.29% 0.80%
Total expenses excluding reimbursements
and waivers
4
..................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Portfolio Turnover ................... 22%
5
13% 9% 7% 4% 4%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.59% for the period ended June 30, 2026. 0.64% for the year ended December 31, 2025, 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022 and 0.59% for the year ended December 31, 2021.
5
Not annualized.

Financial Highlights
Impax Sustainable Allocation Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Semiannual Report
77
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of period ..... $26.83 $26.45 $25.47 $23.24 $29.54 $26.83
Net investment income
1
............. 0.32 0.58 0.58 0.50 0.40 0.32
Net realized and unrealized gains (losses) 1.11 2.35 1.39 2.60 (5.22) 3.86
Total from investment operations ........ 1.43 2.93 1.97 3.10 (4.82) 4.18
Distributions to shareholders
From net investment income ......... 0.57 0.57 0.54 0.37 0.35 0.30
From net realized gains ............. — 1.98 0.45 0.50 1.13 1.17
Total distributions ................... 0.57 2.55 0.99 0.87 1.48 1.47
Net asset value, end of period .......... $27.69 $26.83 $26.45 $25.47 $23.24 $29.54
Total return
2
....................... 5.33% 11.15% 7.78% 13.44% (16.22)% 15.64%
Net assets, end of period (in $000’s) ..... $1,109,382 $1,068,191 $966,794 $927,608 $845,463 $974,940
Ratios to average net assets
3
Net expenses including reimbursements and
waivers
4
......................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ............... 2.38% 2.11% 2.18% 2.07% 1.56% 1.10%
Total expenses excluding reimbursements
and waivers
4
..................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Portfolio Turnover ................... 22%
5
13% 9% 7% 4% 4%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
3
Ratios representing periods of less than one year have been annualized.
4
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.59% for the period ended June 30, 2026. 0.64% for the year ended December 31, 2025, 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022 and 0.59% for the year ended December 31, 2021.
5
Not annualized.

Notes to Financial Statements (Unaudited)
June 30, 2026

www.impaxam.com
Semiannual Report
Impax Funds Series Trust I and Impax Funds Series Trust III
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Impax Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2026, Trust I offered ten investment funds: Impax Large Cap Fund
(the “Large Cap Fund”), Impax Small Cap Fund (the “Small Cap Fund”), Impax US Sustainable Economy Fund (the “US
Sustainable Economy Fund”), Impax Global Sustainable Infrastructure ETF (the “Global Sustainable Infrastructure ETF”)
(formerly Impax Global Infrastructure ETF), Impax Global Opportunities Fund (the “Global Opportunities Fund”), Impax Global
Environmental Markets Fund (the “Global Environmental Markets Fund”), Impax International Sustainable Economy Fund (the
“International Sustainable Economy Fund”), Impax Core Bond Fund (the “Core Bond Fund”), Impax High Yield Bond Fund
(the “High Yield Bond Fund”), and Impax Sustainable Allocation Fund (the “Sustainable Allocation Fund”). On September 11,
2025, the Board approved a proposal to reorganize the Impax Global Sustainable Infrastructure Fund (the "Target Fund") with and into Impax Global Infrastructure ETF (the "Acquiring Fund"), a newly organized series of the Trust that operates as an exchange-traded fund ("ETF") (the "Reorganization"). Upon completion of the Reorganization on February 2, 2026, all of the
Target Fund's assets were transferred to the Acquiring Fund, and ETF shares of the Acquiring Fund were distributed to the
Target Fund's shareholders in complete liquidation of the Target Fund. On March 11, 2026, the Board approved the termination and liquidation of the Impax Global Social Leaders Fund, effective May 1, 2026.
Impax Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Impax Global Women’s
Leadership Fund (the “Global Women’s Leadership Fund”) (formerly Impax Ellevate Global Women's Leadership Fund) is a diversified series of Trust III.
These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III
(each a “Trust”, collectively, the “Trusts”).
The Large Cap Fund, Global Opportunities Fund, Global Women’s Leadership Fund, International Sustainable Economy Fund,
Core Bond Fund and Sustainable Allocation Fund each offer two classes of shares—Investor Class shares and Institutional
Class shares. The Small Cap Fund, US Sustainable Economy Fund, Global Environmental Markets Fund and High Yield
Bond Fund each offer three classes of shares—Investor Class shares, Class A shares and Institutional Class shares. Global
Sustainable Infrastructure ETF is listed and traded on NYSE Arca, Inc. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.
The Funds seek to avoid investing in issuers that Impax Asset Management LLC ("IAM" or the "Adviser") has determined have significant involvement in the manufacture or sale of weapons or firearms, manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from a Corporate/Issuer Resilience (formerly
“ESG”), or sustainability perspective. Under normal market conditions, and as a result of the Adviser's focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Funds adhere to the Impax Funds’ fossil fuel policy. For additional information on the fossil fuel policy of all Funds (other than the Global Sustainable Infrastructure ETF), please refer to "Corporate and Issuer Resilience (formerly "ESG") Criteria—Fossil Fuel Policy" in the back of the Prospectus.
For additional information on the fossil fuel policy of the Global Sustainable Infrastructure ETF, please refer to "Sustainable
Investing—Corporate Resilience (formerly "ESG") Criteria—Fossil Fuel Policy" in the back of the Prospectus.

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The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.
The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.
The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization U.S. equity securities. The Fund also may invest up to 20% of its assets in non-U.S. issuers, including emerging market investments and American depository receipts (ADRs).
The Global Sustainable Infrastructure ETF’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues
(i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets.
The Global Opportunities Fund’s investment objective is to seek long-term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in companies that its Adviser or Impax Asset Management Ltd. (the "Sub-Adviser") believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the
Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the
United States, including those located in emerging markets.
The Global Environmental Markets Fund's investment objective is to seek long-term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The
Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.
The Global Women's Leadership Fund's investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser has determined are “global women's leaders.” To identify these companies, the
Adviser constructs an investment universe by (1) ranking companies in developed markets that meet a minimum market cap threshold of $8 billion according to the Adviser’s proprietary gender leadership score; (2) excluding companies ranking in the bottom 50% based on gender leadership scores; (3) excluding companies that fail to meet certain Corporate Resilience

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June 30, 2026
or sustainability criteria; and (4) applying quantitative screens consisting of valuation and quality metrics. Under normal market conditions, the Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women's Leadership Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization equity securities in non-U.S. developed markets, including American depositary receipts, Global depositary receipts and Euro depositary receipts. The Fund may take significant positions in one or more non-
U.S. developed markets, including the Asia and Pacific region and the European Union.
The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by
Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.
The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield
Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.
The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives.
The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds)
approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).
Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

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Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply
Investment Company accounting and reporting guidance.
Valuation of Investments  For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At June 30, 2026, two securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $683,085, representing 0.13% of the Fund’s net assets.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time

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Notes to Financial Statements (Unaudited), continued
June 30, 2026
of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities  Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies  Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments  Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2026:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 356,625,719 $ — $ — $ 356,625,719
Cash Equivalents 9,614,324 — — 9,614,324
Total $ 366,240,043 $ — $ — $ 366,240,043

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Level 1 Level 2 Level 3 Totals
Small Cap Fund
Common Stocks $ 932,052,386 $ — $ — $ 932,052,386
Cash Equivalents 28,805,592 — — 28,805,592
Total $ 960,857,978 $ — $ — $ 960,857,978
US Sustainable Economy Fund
Common Stocks $ 1,076,206,715 $ — $ — $ 1,076,206,715
Cash Equivalents 9,121,377 — — 9,121,377
Total $ 1,085,328,092 $ — $ — $ 1,085,328,092
Global Sustainable Infrastructure
ETF
Common Stocks $ 115,748,846 $ — $ — $ 115,748,846
Cash Equivalents 2,380,635 — — 2,380,635
Total $ 118,129,481 $ — $ — $ 118,129,481
Global Opportunities Fund
Common Stocks $ 60,998,401 $ 33,496,640 $ — $ 94,495,041
Cash Equivalents 1,679,260 — — 1,679,260
Total $ 62,677,661 $ 33,496,640 $ — $ 96,174,301
Global Environmental Markets
Fund
Common Stocks $ 1,046,043,355 $ 682,291,343 $ — $ 1,728,334,698
Cash Equivalents 26,188,543 — — 26,188,543
Total $ 1,072,231,898 $ 682,291,343 $ — $ 1,754,523,241
Global Women’s Leadership Fund
Common Stocks $ 485,353,928 $ 157,876,284 $ — $ 643,230,212
Cash Equivalents 7,362,458 — — 7,362,458
Total $ 492,716,386 $ 157,876,284 $ — $ 650,592,670
International Sustainable
Economy Fund
Common Stocks $ 28,639,847 $ 1,810,092,414 $ — $ 1,838,732,261
Rights 50,358 — — 50,358
Cash Equivalents 17,110,066 — — 17,110,066
Total $ 45,800,271 $ 1,810,092,414 $ — $ 1,855,892,685
Core Bond Fund
Corporate Bonds $ — $ 264,896,601 $ — $ 264,896,601
Foreign Government and Agency
Securities — 15,224,464 — 15,224,464
U.S. Government and Agency
Securities — 229,323,278 — 229,323,278
Asset-Backed Securities — 48,621,363 — 48,621,363
Mortgage-Backed Securities — 264,078,251 — 264,078,251
Municipal Bonds — 5,974,154 — 5,974,154
Supranational — 49,371,487 — 49,371,487
Cash Equivalents 7,651,918 — — 7,651,918
Total $ 7,651,918 $ 877,489,598 $ — $ 885,141,516
High Yield Bond Fund
Common Stocks $ — $ — $ 669,141 $ 669,141
Preferred Stocks — — 13,944 13,944
Corporate Bonds — 491,690,506 — 491,690,506
Foreign Government and Agency
Securities — 1,996,406 — 1,996,406

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Notes to Financial Statements (Unaudited), continued
June 30, 2026
In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information. Significant unobservable inputs were used by one Fund for Level 3 fair value measurements.
Investment Transactions  Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Investment Income  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.
Distributions to Shareholders  Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates.
The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.
The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund (other than Global Sustainable Infrastructure ETF) has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.
Federal Income Taxes  Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment
Level 1 Level 2 Level 3 Totals
Asset-Backed Securities — 3,800,039 — 3,800,039
Loans — 13,032,940 — 13,032,940
Cash Equivalents 21,834,044 — — 21,834,044
Total $ 21,834,044 $ 510,519,891 $ 683,085 $ 533,037,020
Sustainable Allocation Fund
Management Investment
Companies $ 2,305,444,773 $ — $ — $ 2,305,444,773
Cash Equivalents 92,388,370 — — 92,388,370
Total $ 2,397,833,143 $ — $ — $ 2,397,833,143
See Schedules of Investments for additional detailed industry classifications.

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June 30, 2026
income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non-U.S.Securities  Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some
Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers;
different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
Redemption Fee (High Yield Bond Fund Only)  Generally, a redemption of shares of the High Yield Bond Fund is subject to a redemption fee of 2.00% of the net asset value of the shares redeemed or exchanged if such redemption occurs within 30 days after purchase of such shares. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash. In cases when redeeming shareholders hold shares purchased on different dates, the first-in/first-out method will be used to determine which shares are being redeemed, and therefore whether a redemption fee will be imposed.
Redemption fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the High Yield Bond Fund for the purpose of offsetting any costs associated with short-term trading in shares of the Fund. The redemption fee is not a sales charge (load); it is retained by the Fund and does not benefit the Adviser, the Distributor or any third party. There is no assurance that the use of redemption fees will be successful in discouraging frequent short-term trading in Fund shares.
Securities Lending  Prior to March 31, 2026, the Funds lent their securities pursuant to a securities lending agreement
(Lending Agreement) with J.P. Morgan Chase Bank, N.A. Initial security loans made pursuant to the Lending Agreement were required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received was invested in government money market funds. Borrowers may have also pledged non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the
Boards of Trustees.
A portion of the income generated upon investment of the collateral was remitted to the borrower and the remainder was allocated between the Funds and the lending agent. The Funds recorded security lending income net of such allocation.
The Funds continued to receive dividends on the securities loaned, which were accounted for in the same manner as other dividend and interest income.
Effective April 31, 2026, the Funds determined to conclude the securities lending program.
Segment Reporting The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
- Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision

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maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Funds' adviser acts as the Funds' CODM. The
Funds represent single operating segments, as the CODM monitors the operating results of the Funds as a whole and the
Funds' long-term strategic asset allocation is pre-determined in accordance with the single investment objective which is executed by the Funds' portfolio managers as a team. The financial information in the form of the Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as
"total assets", significant segment expenses are listed on the accompanying statement of operations, and other information about the segment's performance, including total return, portfolio turnover and expense ratios are reflected within the Financial
Highlights
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset
Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the
Funds’ investment objectives, investment programs and policies.
Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested.
The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds.
In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):
* The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.
1
The management fee is 0.65% based on average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of
$3 billion to $4 billion; and 0.55% for assets over $4 billion.
2
The management fee is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
Fund Annual Rate
Large Cap Fund
1
0.65%
Small Cap Fund 0.75%
US Sustainable Economy Fund
2
0.48%
*
Global Sustainable Infrastructure ETF
3,4
0.61%
*
Global Opportunities Fund
5
0.77%
Global Environmental Markets Fund
6
0.77%
Global Women’s Leadership Fund
7
0.53%
*
International Sustainable Economy Fund
8
0.43%
*
Core Bond Fund 0.40%
High Yield Bond Fund 0.50%
Sustainable Allocation Fund 0.05%
*

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Semiannual Report
June 30, 2026
3
The investment advisory contract between Impax Funds Series Trust I (the “Trust”) and Impax Asset Management LLC (“IAM” or the
“Adviser”) provides that the Adviser will pay all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses).
4
The management fee is 0.60% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
5
Prior to May 1, 2026, the management fee was 0.80% for all assets.
6
The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of
$1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.
7
The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45%
for assets over $750 million.
8
The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40%
for assets over $750 million.
For the period ended June 30, 2026, the Funds incurred the following advisory fees:
The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:
1
Prior to May 1, 2026, the Adviser had contractually agreed to waive a portion of its management fee. This fee waiver terminated on May 1,
2026.
2
Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.
Fund Amount
Large Cap Fund $ 2,222,007
Small Cap Fund 2,966,657
US Sustainable Economy Fund 2,100,537
Global Sustainable Infrastructure ETF 329,083
Global Opportunities Fund 395,031
Global Environmental Markets Fund 6,487,574
Global Women’s Leadership Fund 1,721,825
International Sustainable Economy Fund 3,669,477
Core Bond Fund 1,706,070
High Yield Bond Fund 1,321,939
Sustainable Allocation Fund 588,008
Expense Caps by Class
Fund Investor Class Class A
Institutional
Class ETF
US Sustainable Economy Fund
1,2
0.72% 0.72% 0.48%
Global Sustainable Infrastructure ETF
2
0.61%
Global Women’s Leadership Fund
2
0.78% 0.53%
International Sustainable Economy Fund
2
0.68% 0.43%
Sustainable Allocation Fund
2
0.30% 0.05%

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Semiannual Report
Notes to Financial Statements (Unaudited), continued
June 30, 2026
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the period ended June 30, 2026, the dollar amounts of expense reimbursements were as follows:
In addition, the Adviser waived its management fee for the following Fund:
Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the Global Environmental Markets Fund’s and Global Opportunities Fund’s portfolios of securities. The Sub-Adviser makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds.
As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.
The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each of the Funds (other than
Global Sustainable Infrastructure ETF) to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.
Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.
Total expenses reimbursed by Advisor
Fund Investor Class Institutional Class
Global Opportunities Fund
*
$ 3,593 $ 45,001
*
Prior to May 1, 2026, the Adviser had contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceeded the expense caps indicated. The reimbursement arrangement terminated on May 1, 2026.
Fund Amount
US Sustainable Economy Fund
*
$ 217,809
*
Prior to May 1, 2026, the Adviser had contractually agreed to waive a portion of its management fee. This fee waiver was terminated on May
1, 2026.

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June 30, 2026
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2026 were as follows:
For federal income tax purposes, the identified cost of investments owned at June 30, 2026 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2026 were as follows for the Funds:
At June 30, 2026 the following Funds had unrealized foreign currency gains (losses):
Purchases Sales
Fund Investments
1
U.S. Gov’t Bonds Investments
1
U.S. Gov’t Bonds
Large Cap Fund $ 163,997,444 $ — $ 728,481,821 $ —
Small Cap Fund 227,781,070 — 210,564,709 —
US Sustainable Economy Fund 542,304,488 — 116,953,467 —
Global Sustainable Infrastructure ETF 30,506,023 — 32,760,339 —
Global Opportunities Fund 30,200,070 — 65,084,041 —
Global Environmental Markets Fund 755,226,765 — 992,945,448 —
Global Women’s Leadership Fund 80,477,359 — 187,228,132 —
International Sustainable Economy Fund 446,428,111 — 318,400,367 —
Core Bond Fund 175,741,304 370,167,539 228,311,021 317,597,822
High Yield Bond Fund 225,128,503 — 226,630,324 —
Sustainable Allocation Fund 514,637,613 — 653,815,801 —
1
Excluding short-term investments and U.S. Government Bonds
Fund
Identified cost of
investments for
Federal income
tax basis
Gross unrealized
appreciation
Gross unrealized
depreciation
Net unrealized
appreciation
(depreciation)
Large Cap Fund $ 272,818,847 $ 105,528,230 $ 12,107,034 $ 93,421,196
Small Cap Fund 711,809,050 324,279,441 75,230,513 249,048,928
US Sustainable Economy Fund 810,979,490 300,270,558 25,921,956 274,348,602
Global Sustainable Infrastructure ETF 100,236,245 21,834,363 3,941,127 17,893,236
Global Opportunities Fund 71,690,580 27,914,963 3,431,242 24,483,721
Global Environmental Markets Fund 1,272,146,752 522,628,514 40,252,025 482,376,489
Global Women’s Leadership Fund 438,309,371 235,086,899 22,803,600 212,283,299
International Sustainable Economy Fund 1,386,769,229 535,350,825 66,227,369 469,123,456
Core Bond Fund 901,924,481 2,569,851 19,352,816 (16,782,965)
High Yield Bond Fund 527,402,055 9,551,875 3,916,910 5,634,965
Sustainable Allocation Fund 2,165,532,007 308,963,493 76,662,357 232,301,136
Fund Amount
Global Sustainable Infrastructure ETF $ 310
Global Opportunities Fund 725
Global Environmental Markets Fund 86,377
Global Women’s Leadership Fund 17,013
International Sustainable Economy Fund 201,834

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Notes to Financial Statements (Unaudited), continued
June 30, 2026
Netting Agreements  During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2026, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of June 30, 2026.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At June 30, 2026, the Sustainable Allocation Fund held the following investments in affiliated Funds:
1
Includes realized capital gain distributions from an affiliated fund, if any.
Fund
Shares
Held at
12/31/2025
Gross
Additions
Gross
Reductions
Shares
Held at
6/30/2026
Sustainable Allocation Fund
Large Cap Fund 70,759,205 237,914 48,771,116 22,226,003
Small Cap Fund 6,410,734 — — 6,410,734
US Sustainable Economy Fund 6,721,559 13,894,857 — 20,616,416
Global Sustainable Infrastructure ETF 6,411,413 1 3,655,557
*
2,755,857
Global Opportunities Fund 4,270,155 8,184 1,415,930 2,862,409
Global Environmental Markets Fund 3,299,192 6,730 1,154,018 2,151,904
Global Women's Leadership Fund 2,077,563 — 2,077,563 –
International Sustainable Economy Fund 9,680,974 6,186,416 — 15,867,390
Core Bond Fund 83,756,883 4,452,924 — 88,209,807
High Yield Fund 19,378,474 612,737 — 19,991,211
*
The Fund acquired all the assets and liabilities of the Impax Global Sustainable Infrastructure Fund ("Predecessor Fund") in a Reorganization
that commenced as of the close of business on January 30, 2026 and was completed as of the close of business on February 2, 2026
("Reorganization"). As a result, all financial information prior to the Reorganization reflects the Predecessor Fund's Institutional Class shares.
Fund
Value at
12/31/2025
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
6/30/2026
Sustainable Allocation Fund
Large Cap Fund $ 784,719,589 $ 2,621,816 $ 24,052,705 $ (33,351,914) $ 248,042,196
Small Cap Fund 119,816,615 — — 27,886,693 147,703,308
US Sustainable Economy Fund 181,683,743 2,055,106 — 54,526,234 624,265,084
Global Sustainable Infrastructure
ETF 65,524,645 699,803 (7) 6,288,835 71,813,500
Global Opportunities Fund 71,695,897 143,299 1,979,724 788,477 50,607,397
Global Environmental Markets
Fund 69,250,035 168,643 1,459,729 9,629,332 54,507,739
Global Women's Leadership Fund 72,569,263 — 15,284,939 (14,038,402) —
International Sustainable
Economy Fund 118,204,698 2,688,549 — 12,301,709 211,194,955
Core Bond Fund 746,273,828 15,217,034 — (10,126,657) 775,364,205
High Yield Fund 119,565,185 3,743,139 — (1,361,935) 121,946,389
Total $ 2,349,303,498 $ 27,337,389 $ 42,777,090 $ 52,542,372 $ 2,305,444,773

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June 30, 2026
The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross trades during the period ended June 30, 2026.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the
Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith pursuant to policies and procedures approved by the Boards. At June 30,
2026, the Core Bond Fund held $157,696,343 or 17.73% of net assets and the High Yield Bond Fund held $437,460,981 or 81.98% of net assets in securities exempt from registration under Rule 144A of the Act.
At June 30, 2026, the High Yield Bond Fund held $683,085 of illiquid securities, representing 0.13% of net assets. The
Fund will classify as “illiquid” all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.
NOTE D—Tax Information
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss)
and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2026 and 2025 was as follows:
Security Acquisition Date Range Cost Market Value
High Yield Bond Fund
Digicel Holdings Bermuda Ltd., Preferred Stocks 01/29/24-01/29/24 $ 8,925 $ 13,944
Digicel Holdings Bermuda Ltd., Common Stocks 01/29/24-01/29/24 44,161 669,141
Distributions paid in 2026 Distributions paid in 2025
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
Large Cap Fund $ 3,212,758 $ — $ — $ 4,539,016 $ — $ 212,278,441
Small Cap Fund — — — 7,087,736 — 38,038,681
US Sustainable Economy Fund 3,641,240 — — 10,449,149 — 17,970,039
Global Sustainable Infrastructure ETF 1,109,016 — — 2,355,106 — —
Global Opportunities Fund 264,497 — — 299,761 — 7,938,819
Global Environmental Markets Fund 5,501,003 — — 12,521,524 — 329,412,886

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Notes to Financial Statements (Unaudited), continued
June 30, 2026
As of June 30, 2026, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:
The Global Sustainable Infrastructure ETF, Global Environmental Markets Fund and International Sustainable Economy Fund
incurred late-year ordinary losses of $133,859, $49,029 and $2,518,378, respectively. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2026.
Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2022 through 2025). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended June 30, 2026, no provision for federal income tax is necessary and, therefore, the
Funds did not have a liability for any unrecognized tax expenses.
Note E—Issuance and Redemption of ETF Shares
The Global Sustainable Infrastructure ETF is an exchange-traded fund (commonly referred to as an “ETF”). The ETF will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of the ETF may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the ETF (bid) and the lowest price a seller is willing to accept for shares of the ETF (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
The consideration for purchase of a Creation Unit of the ETF generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the deposit of a specified cash component (the "Cash
Component"). Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the ETF may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Distributions paid in 2026 Distributions paid in 2025
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
Global Women’s Leadership Fund $ 5,599,077 $ — $ — $ 15,153,769 $ — $ 51,508,139
International Sustainable Economy Fund 30,173,743 — — 58,510,952 — 49,983,576
Core Bond Fund 17,457,240 — — 33,680,445 — —
High Yield Bond Fund 16,456,635 — — 32,367,631 — —
Sustainable Allocation Fund 47,330,238 — — 78,286,675 — 134,895,325
No Expiration
Fund Short-term Long-term
Global Sustainable Infrastructure ETF $ 361,708 $ 8,130,661
Core Bond Fund 36,131,373 48,800,457
High Yield Bond Fund 32,133,699 111,411,480
NOTE D—Tax Information

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A fixed purchase (i.e., creation) transaction fee, payable to the ETF’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The current standard fixed creation transaction fee for the ETF, which is the same for each creation transaction regardless of the number of Creation Units created in the transaction, is $300.
The ETF may adjust the standard fixed creation transaction fee from time to time. The standard fixed creation fee may be reduced or waived on certain orders if the ETF’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation
Units. The variable charge is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction.
In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders, e.g., for creation orders that facilitate adjustments of the ETF’s portfolio in a more efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the ETF Securities (as defined below) from the Trust to their account or on their order.
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the ETF through the transfer agent and only on a day that the NYSE Arca, Inc., the Trust and the Fund's custodian are open for business (a "Business Day"). Except upon liquidation of the ETF, the Trust will not redeem Shares in amounts less than Creation Units. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the
Trust. With respect to in-kind redemptions of the ETF, redemption proceeds for a Creation Unit will consist of ETF Securities
- as announced by the custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the ETF Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the ETF Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more ETF Securities.
A fixed redemption transaction fee, payable to the ETF’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The current standard fixed redemption transaction fee for the ETF, which is the same for each redemption transaction regardless of the number of Creation Units redeemed in the transaction, is $300.
The ETF may adjust the standard fixed redemption transaction fee from time to time. The standard fixed redemption fee may be reduced or waived on certain orders if the ETF’s custodian has determined to waive some or all of the Redemption Order
Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover non-standard charges,
e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution
Note E—Issuance and Redemption of ETF Shares

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Notes to Financial Statements (Unaudited), continued
June 30, 2026
of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the
SEC applicable to management investment companies offering redeemable securities. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders,
e.g., for redemption orders that facilitate adjustments of the ETF’s portfolio in a more efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the ETF Securities from the Trust to their account or on their order.
Transaction fees assessed during the period ended June 30, 2026, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were $4,344.
Note F— In-Kind Transactions
During the period ended June 30, 2026, the ETF did not deliver portfolio securities in exchange for the redemption of shares
(in-kind redemptions).
In addition, during the period, the ETF received securities in exchange for subscriptions of shares (in-kind purchases). For the period ended June 30, 2026, the fair value of the securities received for subscriptions were $13,279,808.
NOTE G—Fund Reorganization
On February 2, 2026, Impax Global Sustainable Infrastructure ETF acquired all of the assets and assumed all of the liabilities of Impax Global Sustainable Infrastructure Fund ("Predecessor Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees of the Trust on September 11, 2025 (the “Reorganization”). The Reorganization was
accomplished by a tax-free exchange as follows:
As of the close of business on January 30, 2026, 9,371,508 Institutional Class and Investor Class shares of the Predecessor
Fund, valued at $100,687,327, were outstanding. Immediately following the Reorganization, the Acquiring Fund had 4,027,356
shares outstanding valued at $100,683,900.
The investment portfolio of the Predecessor Fund, with a value of $100,480,370 and identified cost of $82,761,263, was the principal asset acquired by the Acquiring Fund. For financial reporting purposes, assets received, and shares issued by the
Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Historical share transaction and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the Reorganization.
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been reflected in the statement of operations since February 2, 2026 for the Acquiring Fund.
Before Reorganization
Predecessor Fund
After Reorganization
Impax Global Sustainable Infrastructure ETF
Net Assets $100,687,327 $100,683,872
Shares Outstanding 9,371,508 4,027,356
Net Asset Value Per Share $10.74 $25.00
Net Unrealized Appreciation 17,719,108 17,719,108
Note E—Issuance and Redemption of ETF Shares

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June 30, 2026
Note H—Subsequent Events
The Registrant has evaluated all subsequent events for potential recognition or disclosure in these financial statements through  August 26, 2026, the date the financial statements were available to be issued. No subsequent events were identified.

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June 30, 2026
Proxy Voting (Unaudited)
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Impax (toll-free) at 800.767.1729 or visiting Impax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Portfolio Holdings (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.

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June 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
None.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
              This information is disclosed as part of the financial statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Approval of Advisory and Sub-Advisory Agreements
Review Process .  The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the Trustees of
Impax Funds Series Trust I and Impax Funds Series Trust III (each a “Trust” and together, the “Trusts” and each series thereof, a “Fund”) request and evaluate, and that Impax Asset Management LLC (the “Adviser”) furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the Trusts’ management contracts
(“Management Contracts”). Similarly, the 1940 Act requires that the Trustees request and evaluate, and that Impax Asset
Management Ltd. (the “Subadviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its subadvisory contract (the “Subadvisory Contract”) between the Adviser and the Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met
in March, May and June of 2026 for the purpose of considering the Management Contracts and the Subadvisory Contract
(the “contract review meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser and the
Subadviser.
During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and the
Subadvisory Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the
Management Contracts and the Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.
In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund; however, they also took into account the common interests of all the Funds in their review.

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June 30, 2026
Nature, Extent, and Quality of Services. In considering the Management Contracts and the Subadvisory Contract, the
Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services provided to each Trust by the Adviser and, with respect to Impax Global Opportunities Fund and Impax Global Environmental Markets
Fund, the Subadviser. They considered the terms of the relevant Management Contract and the Subadvisory Contract, as
applicable, and received and considered information provided by management that described, among other matters:
● the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications, and adequacy of the personnel providing those services;
● the investment program used by the Adviser and the Subadviser to manage the Funds;
● possible conflicts of interest and fall-out benefits;
● brokerage practices;
● the compliance functions of the Adviser and the Subadviser; and
● financial results, assets under management, and other information relating to the financial resources of the Adviser.
In addition to considering the Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the Funds by the Adviser. They took into account information concerning the investment philosophies and processes used by the Adviser and the Subadviser in managing the Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Adviser and the Subadviser, including research services acquired with “soft dollars” available to the Adviser and the Subadviser as a result of securities transactions effected for Impax Large Cap Fund and Impax Small Cap Fund.
The Trustees considered, among other matters, that the Adviser provides the Trusts with office space and personnel, and provides oversight and coordination of the services provided by the Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.
The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the
Subadvisory Contract, that the scope of the services provided to each Fund under the relevant Management Contract, and to each of Impax Global Opportunities Fund and Impax Global Environmental Markets Fund by the Subadviser, was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources, and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent, and quality of the services provided by the Adviser and the Subadviser were sufficient to warrant approval of the Management Contracts and the
Subadvisory Contract.
Fund Performance . In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of other mutual funds within their Broadridge peer group over the one-, three-, five- and ten-year periods (to the extent the Fund had been in existence) ended December
31, 2025. The Trustees, including the Independent Trustees, considered the methodology employed by Broadridge to identify peer groups, including the extent to which such peer groups included other mutual funds that employ sustainable or socially responsible investing practices and the extent to which the peer group pursued investment strategies similar to those of the relevant Fund.
The Independent Trustees considered factors significantly affecting Fund performance. The Independent Trustees considered information regarding market concentration in technology companies, including artificial intelligence companies, and the impact on each Fund’s performance of an underweight to such stocks. The Independent Trustees considered that each Fund has a

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June 30, 2026
fossil fuel policy
1
, which generally limits investments by the Funds in fossil fuel companies, and the then-pending changes to such policy for Impax High Yield Bond Fund and Impax Core Bond Fund (together, the “Fixed Income Funds”)
2
. The
Independent Trustees also considered that the domestic energy sector had outperformed the broader U.S. market in 2023 and
2024. With respect to the Fixed Income Funds, the Independent Trustees considered the impact on each Fund’s performance of an underweight to the energy sector.
In considering the total return performance information of each Fund, as compared to other mutual funds in its Broadridge peer group:
Impax Sustainable Allocation Fund
The Independent Trustees considered that the Sustainable Allocation Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three-, five- and ten-year periods.
Impax Small Cap Fund
The Independent Trustees considered that the Small Cap Fund had outperformed its peer group for the one-, three- and five-
year periods and performed in line with its peer group for the ten-year period.
Impax International Sustainable Economy Fund
The Independent Trustees considered that the International Sustainable Economy Fund had underperformed its peer group for the one-, three-, five- and ten-year periods. The Independent Trustees also noted that because the Fund’s name and strategy changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.
Impax Core Bond Fund
The Independent Trustees considered that the Core Bond Fund had underperformed its peer group for the one- and three-year periods and performed in line with its peer group for the five-year period.
Impax Large Cap Fund
The Independent Trustees considered that the Large Cap Fund had underperformed its peer group for the one-, three- and five-year periods.
Impax Global Environmental Markets Fund
The Independent Trustees considered that the Global Environmental Markets Fund had outperformed its peer group for the three-year period, performed in line with its peer group for the ten-year period, but underperformed its peer group for the one-
and five-year periods.
Impax Global Women’s Leadership Fund
The Independent Trustees considered that the Global Women’s Leadership Fund had underperformed its peer group for the one-, three-, five- and ten-year periods. The Independent Trustees noted that the Fund’s strategy had changed on March 28,
2024.
1
Under normal market conditions, and as a result of the Adviser’s focus on the risks and opportunities accompanying the transition to a more sustainable economy, each
Fund adheres to the Impax Funds’ fossil fuel policy, under which each Fund will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution
(unless the Adviser determines that the company has credible plans for climate risk mitigation aligned with the transition to net zero).
2
The Fixed Income Funds will not invest in the following categories of companies as the Adviser believes these activities face the most significant climate transition risks: (1)
companies deriving >1% of revenues from thermal coal mining; (2) oil sands producers (extraction and processing); and (3) arctic exploration and production companies.
The Fixed Income Funds may invest in companies if the Adviser determines that they do not fall within one or more of the excluded categories and have demonstrated strong environmental management systems or initiatives, are transparent about their emissions records and have policies and procedures aligned with the transition to a more sustainable economy, including: (1) issuers of green labeled bonds or that are sustainability-linked, including transition bonds; (2) issuers deriving revenue from fossil fuel exploration and production; and (3) issuers deriving > 5% of revenues from fossil fuel refining, processing, storage, transportation, distribution and utility power generation.
In addition to this policy, the Adviser intends to limit each Fixed Income Fund’s aggregate exposure to fossil fuel issuers at or below the energy sector weight in the ICE BofA
Merrill Lynch US High Yield-Cash Pay-BB-B (Constrained 2%) Index and the Bloomberg US Aggregate Bond Index for Impax High Yield Bond Fund and Impax Core Bond
Fund, respectively.

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June 30, 2026
Impax High Yield Bond Fund
The Independent Trustees considered that the High Yield Bond Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three-, five- and ten-year periods.
Impax Global Opportunities Fund
The Independent Trustees considered that the Global Opportunities Fund had underperformed its peer group for the one-, three- and five-year periods.
Impax US Sustainable Economy Fund
The Independent Trustees considered that the US Sustainable Economy Fund had performed in line with its peer group for the one-year period, but underperformed its peer group for the three-year period. The Independent Trustees noted that because the name and strategy of the US Sustainable Economy Fund had changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy.
Impax Global Sustainable Infrastructure ETF
The Independent Trustees considered that the Global Sustainable Infrastructure ETF had outperformed its peer group for the one-year period, but underperformed its peer group for the three-year period. The Independent Trustees noted that because the name and strategy of the Global Sustainable Infrastructure ETF had changed on March 31, 2021 and December 15,
2023, the ETF’s performance for periods prior to December 15, 2023 may not be representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees also noted that Global
Sustainable Infrastructure Fund had reorganized with and into the Global Sustainable Infrastructure ETF as of February 2,
2026.
For those Funds that the Board identified as having underperformed their peer group to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intended to take, to improve performance, including (i) the addition of resources to the Adviser’s fixed income team, including the onboarding of a new Head of Fixed Income and the Adviser’s plan to continue to invest in that team, (ii) the addition of resources to the
Adviser’s equity research team and the Adviser’s plan to continue to invest in that team, (iii) the expansion of the Adviser’s quantitative research group to support the Funds’ fundamental and systematic research processes, (iv) changes to the portfolio management teams of each of Impax Large Cap Fund, Impax Global Environmental Markets Fund, Impax Global
Opportunities Fund and Impax Sustainable Allocation Fund, (v) changes to the oversight of the portfolio management teams,
(vi) adjustments to the investment process for the equity Funds to more closely align stock selection to the highest conviction ideas, and (vi) the 2024 changes to the principal investment strategy of the Global Women’s Leadership Fund.
In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive, during the year, detailed comparative performance information for each Fund including performance relative to one or more selected securities indices or other benchmarks.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the
Management Contracts and the Subadvisory Contract, that the relevant performance record and process in managing each
Fund were sufficient to support approval of the Management Contracts and the Subadvisory Contract.
Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each
Fund to the Adviser, and the subadvisory fees paid to the Subadviser by the Adviser with respect to the Global Opportunities and Global Environmental Markets Funds, as well as each Fund’s distribution and service (Rule 12b-1) fees, “other expenses”
and total expenses. In doing so, the Trustees reviewed both information provided by management and information prepared

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Semiannual Report
June 30, 2026
by Broadridge regarding the expenses of each Fund relative to those of each Fund’s Broadridge peer group. The Independent
Trustees considered that the total expenses of each of the Funds (after giving effect to the expense reimbursements and fee reduction described below, if applicable), other than Global Opportunities Fund and Large Cap Fund, were at or below the median total expenses of its respective peer group. The Independent Trustees also considered that the advisory fees of all
Funds other than the Core Bond Fund and the US Sustainable Economy Fund (for which advisory fees were slightly above the median) (after giving effect to the expense reimbursements described below, where applicable) were at or below the median combined management and administrative fees of their peer groups.
In connection with their review, the Trustees considered that, effective May 1, 2026, the Adviser had reduced the rate of fees payable under the Management Contract with respect to Global Opportunities Fund. The Independent Trustees also considered that, under the Management Contracts with respect to the US Sustainable Economy Fund, the Global Women’s
Leadership Fund, the International Sustainable Economy Fund, the Sustainable Allocation Fund and the Global Sustainable
Infrastructure ETF, the Adviser was obligated to pay all of the operating costs and expenses of the Funds (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, and custodian fees, legal fees and other expenses. The Trustees considered the expenses indirectly borne by the Sustainable Allocation Fund through its investment in other Funds, and the extent to which the services provided by the Adviser to the Sustainable Allocation Fund were distinct from, and not duplicative of, the services it provides to such other Funds.
Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the
Management Contracts and the Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and the Subadviser in light of the services provided.
Costs of Services Provided and Profitability. The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability to the Adviser and the Subadviser of their relationships with the Funds, including a profitability report prepared by management detailing the costs of services provided to each Fund by the Adviser and the Subadviser, and the estimated profitability to each of the Adviser and the Subadviser, for the fiscal year ended September 30, 2025, of its advisory and subadvisory relationship with each applicable Fund. The Trustees recognized that the Adviser and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that the level of profitability of each of the Adviser and the Subadviser from its relationship with the relevant Funds was not excessive.
Possible Fall-Out Benefits. The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and the Subadviser from their relationships with the respective Funds, including reputational and other “fall out” benefits.
During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research purchased with credits generated in connection with trades executed for the Large Cap and Small Cap Funds (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds.
The Trustees considered the receipt of these benefits in light of the Adviser’s profitability and concluded that such benefits were not excessive.

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June 30, 2026
Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Adviser and the Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Funds.
They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the
Funds, and not only in respect of a single Fund. The Independent Trustees also noted that the Adviser agreed to waive a portion of its management fee for the US Sustainable Economy Fund. Based on these observations, the Independent Trustees concluded that the Funds’ overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser and the Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Fund at current asset levels.
Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the
Management Contracts with respect to each Fund and the continuation of the Subadvisory Contract for the applicable Funds, was in the best interests of the Funds and that the Management Contracts and the Subadvisory Contract should be approved.

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Semiannual Report
Account Options and Services
June 30, 2026
At Impax, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.
Types of Accounts Services
Regular Accounts Individual, business and trust accounts
are available for all Impax Funds.
Traditional IRA Contributions to an IRA may be tax-
deductible. Taxes are paid only when funds are withdrawn,
when investors may be in a lower tax bracket.
Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.
SIMPLE IRA This is an easy-to maintain retirement plan
designed for small businesses.
SEP IRA This is an employer funded retirement plan popular
with small businesses and self-employed persons.
Coverdell Education Savings Account & Uniform
Transfers/Gifts to Minors Act (UTMA/UGMA) These plans
provide excellent ways to save for a child’s education.
Services
Automatic Investment Plan You may arrange to have a
fixed amount automatically deducted from your checking
or savings account and invested in your Impax account on
a monthly or quarterly basis. Automatic investment plans
do not assure a profit and do not protect against loss in
declining markets.
Online Account Access Impax shareholders can view
account balances and recent transaction history, purchase
and redeem shares or make exchanges between different
Impax Funds.
www.impaxam.com Learn all about Impax Funds through
our web site. You can check Fund performance, read about
our portfolio managers, view Connection—our quarterly
newsletter, and see how we voted on various proxies for the
companies in our portfolios.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This semi-annual report is intended for shareholders of the Impax Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing impaxfunds@impaxam.com or visiting www.impaxam.com.
Distributor: Foreside Financial Services, LLC Member of FINRA 8/26 .

30 Penhallow Street, Suite 1 00
Portsmouth NH 03801
800.767.1729
www.impaxam.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Registrant’s code of ethics, or any amendment thereto, that is the subject of the disclosure required by Item 2 of Form N-CSR is filed with the Registrant’s annual Form N-CSR.

(a)(2) Not Applicable

(a)(3) Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached

(a)(4) Not applicable.

(a)(5) There has been no change to the Registrant’s independent public accountant during the reporting period

(b)           Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Impax Funds Series Trust I

By (Signature and Title)        /s/ Edward Farrington
                                                   Edward Farrington, President

Date             8/26/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Edward Farrington
                                                   Edward Farrington, President (Principal Executive Officer)

Date             8/26/26

By (Signature and Title)        /s/ Daniel Saltus
                                                   Daniel Saltus, Treasurer (Principal Financial Officer)

Date             8/26/26